As filed with the Securities and Exchange Commission on December 23, 2002
                                                       1933 Act File No. 2-22019
                                                      1940 Act File No. 811-1241
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933       [   ]
                        POST-EFFECTIVE AMENDMENT NO. 79    [ X ]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940   [   ]
                               AMENDMENT NO. 52            [ X ]

                            EATON VANCE GROWTH TRUST
                            ------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Officers

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b)
[ X ]  on January 1, 2003 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days afte filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[   ]  this  post  effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Asian Small Companies Portfolio, Greater China Growth Portfolio, Growth Portfolio, Information Age Portfolio and Worldwide Health Sciences Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

{LOGO}






                             Eaton Vance Asian Small
                                 Companies Fund

         A diversified fund investing in smaller companies based in Asia

                                Prospectus Dated

                                 January 1, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Information in this prospectus


                                       Page                                 Page
--------------------------------------------------------------------------------
Fund Summary                            2       Sales Charges                  6
Investment Objective & Principal                Redeeming Shares               8
  Policies and Risks                    4       Shareholder Account
Management and Organization             5         Features                     9
Valuing Shares                          6       Tax Information               10
Purchasing Shares                       6       Financial Highlights          11
--------------------------------------------------------------------------------


 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY


Investment Objective and Principal Strategies. The Fund's investment objective is to seek capital growth. The Fund invests in equity securities of smaller companies located or traded in Asia. The Fund normally will be invested in the securities markets of countries in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. It is anticipated that investments in Hong Kong, India or South Korea may exceed 25% of total assets. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts and options.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of Asian small companies. The investment adviser will consider companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities. Stocks will be sold when they have achieved their perceived value or when a country's stock market is expected to be depressed for an extended period.


The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Securities markets in the Asian region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the Asian region or neighboring regions, as well as fluctuations in currency exchange rates. The extent of economic development, political stability and market depth of different countries in the Asian region varies widely. Certain Asian region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Asian investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in the economies of such countries as the result of any reversals of economic liberalization, political unrest or changes in trading status. In addition to these risks, the securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies.

The value of Fund shares also is sensitive to stock market volatility. If there is a decline in the value of exchange-listed stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The Fund recently has held fewer than 75 stocks; therefore, the Fund's value may be more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. Foreign currency exchange contracts and options involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default.


The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance. The returns in the bar chart are for Class A shares for each calendar quarter through December 31, 2001 and do not reflect sales charges. If the sales charge was reflected, returns would be lower. The table contains the Class A and Class B performance and a comparison of the Fund's performance to the performance of an index of common stocks traded in developed and emerging markets of the Asia Pacific region. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates that the value of your investment will change.

                    The highest  quarterly  total  return for Class A was 17.23%
 -26.49% 7.03% for the quarter ended December 31, 2001, and the lowest ---------------- quarterly return was -16.13% for the quarter ended June 30,
  2000    2001      2000. The Fund's  year-to-date  total return through the end of the most recent calendar quarter (December 31, 2001 to September 30, 2002) was 3.46%.

                                                                                One        Life of
Average Annual Total Return as of December 31, 2001                             Year        Fund
--------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                     0.87%     24.37%
Class A Return After Taxes on Distributions                                     0.87%     23.84%
Class A Return After Taxes on Distributions and the Sale of Class A Shares      0.53%     20.10%
Class B Return Before Taxes                                                     1.53%     24.76%
Morgan Stanley Capital International All Country Asia Pacific Index
  (reflects no deduction for fees, expenses or taxes)                          20.93%     -7.61%

These returns reflect the maximum sales charge for Class A shares of the Fund (5.75%) and any applicable CDSC for Class B. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions for One Year is the same as Class A Return Before Taxes for One Year because no distributions were paid on Class A shares during that year. Class A commenced operations on March 1, 1999. Life of Fund returns are calculated from March 31, 1999. The Morgan Stanley Capital International All Country (MSCI AC) Asia Pacific Index is a broad-based index of common stocks traded in developed and emerging markets of the Asia Pacific region. Investors cannot invest directly in an Index. (Source for the MSCI AC Index returns: Lipper Inc.)


Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)                                       Class A  Class B
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                 5.75%    None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower
  of net asset value at time of purchase or time of redemption)                 None     5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                 None     None
Exchange Fee                                                                    None     None
Redemption Fee (as a percentage of amount redeemed)*                            1.00%    None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)                     Class A   Class B
-------------------------------------------------------------------------------------------------
Management Fees                                                                 1.25%      1.25%
Distribution and Service (12b-1) Fees                                           0.50%      1.00%
Other Expenses                                                                  5.66%      4.39%
                                                                                -------   -------
Total Annual Fund Operating Expenses                                            7.41%      6.64%
Expense Reimbursement**                                                        (4.89)%    (3.61)%
                                                                                -------   -------
Total Annual Fund Operating Expenses (net reimbursement)                        2.52%      3.03%

* For shares redeemed or exchanged within three months of the settlement of the purchase.
** For the current fiscal year, Eaton Vance will reimburse the Fund pursuant to a contractual reimbursement to the extent Other Expenses exceeds 1.25% of average daily net assets.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year      3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
Class A shares                       $    815*   $ 1,314    $1,838      $3,266
Class B shares                       $    806    $ 1,336    $1,791      $3,346

You would pay the following expenses if you did not redeem your shares:

                                     1 Year      3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
Class A shares                       $    815*   $ 1,314    $1,838      $3,266
Class B shares                       $    306    $   936    $1,591      $3,346

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek capital growth. The Fund currently pursues its investment objective by investing in Asian Small Companies Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in equity securities of Asian small companies. Asian small companies (a) have a market capitalization equivalent to less than $1 billion and (b) are located in or have securities which are principally traded in an Asian region country. The Fund may invest 25% or more of its total assets in securities of issuers located in any one country, and may retain securities of a company with market capitalization that grows over the $1 billion level. While there is no minimum or maximum limitation on assets that may be invested in a single country, it is anticipated that investments in Hong Kong, India or South Korea may exceed 25% of total assets. As an alternative to investing directly in Asian small companies, the Portfolio may invest in depositary receipts and similar investments.

Securities  of smaller,  less  seasoned  companies,  which may  include  legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions or transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations.

More than 25% of the Portfolio's total assets may be denominated in any single currency. At times, the portfolio manager may (but is not obligated to) enter into forward currency exchange contracts and options to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Portfolio.

Economies of countries in the Asian region differ from the U.S. economy in various ways such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian region are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of Portfolio investments. China's governmental actions can have a significant effect on the economic conditions in the Asian region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Investments in countries in the Asian Region can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in Asian
countries   generally  lack  the  social,   political  and  economic   stability
characteristics of the United States. Governmental actions can have a significant effect on the economic conditions in such countries, which could adversely affect the value and liquidity of the Portfolio's investments. The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgment in the courts of these countries than it is in the United States. In addition, unanticipated political or social developments may affect the value of the

Portfolio's investments in these countries and the availability to the Portfolio of additional investments. As a result, the Portfolio may be exposed to greater risk and will be more dependent on the investment adviser's ability to assess such risk than if the Portfolio invested solely in more developed countries.

Settlement of securities transactions in many countries in the Asian Region are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Portfolio may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Portfolio may have to sell more liquid securities which it would not otherwise choose to sell. The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received under certain circumstances.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2002, the Portfolio paid advisory fees of 0.75% of its average daily net assets.

Zaheer Sitabkhan has managed or co-managed the Portfolio since August, 1999. Mr. Sitabkhan has been employed by Lloyd George for more than 5 years and serves as a Director.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.9 billion in assets. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2002, absent a full fee waiver, Eaton Vance would have earned management fees of 0.25% of the Fund's average daily net assets. For the same period, Eaton Vance earned administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the

Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable or deemed unreliable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                 Sales Charge                     Sales Charge                 Dealer Commission
                                               as Percentage of               as Percentage of Net            as a Percentage of
Amount of Purchase                              Offering Price                  Amount Invested                 Offering Price
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                   5.75%                            6.10%                           5.00%
$50,000 but less than $100,000                      4.75%                            4.99%                           4.00%
$100,000 but less than $250,000                     3.75%                            3.90%                           3.00%
$250,000 but less than $500,000                     3.00%                            3.09%                           2.50%
$500,000 but less than $1,000,000                   2.00%                            2.04%                           1.75%
$1,000,000 or more                                  0.00*                            0.00*                           See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. Class B shares are subject to the following CDSC schedule:

 Year of Redemption After Purchase       CDSC
-------------------------------------------------
 First or Second                          5%
 Third                                    4%
 Fourth                                   3%
 Fifth                                    2%
 Sixth                                    1%
 Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay to the principal underwriter a distribution fee of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B shares pay to the principal underwriter distribution fees of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares. Both classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for more than twelve months. After the sale of Class B shares, the principal underwriter receives service fees for one year. After one year from the sale of shares the principal underwriter generally pays service fees to investment dealers based on the value of shares sold by such dealers.


Class B distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, Class B uncovered distribution charges have not been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

Redemptions or exchanges of Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains are reinvested in additional  shares.
               This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains are paid in cash.
  *Exchange
   Option      Dividends  and/or  capital  gains are  reinvested  in  additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semi-Annual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.


Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.


Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. The Fund expects that its distributions will consist primarily of capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations. The Fund's distributions will be taxable whether they are paid in cash or reinvested in additional shares.


Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.


Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past four years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                Year Ended August 31,
                                                ----------------------------------------------------------------------------
                                                       2002                    2001                 2000          1999
                                                ----------------------------------------------------------------------------
                                                Class A(1) Class B(1) Class A(1) Class B(1) Class A    Class B(2) Class A(2)
----------------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year             $18.190    $11.700    $24.130    $16.070    $15.840    $11.700    $10.000
                                                -------    -------    -------    -------    -------    -------    -------
Income (loss) from operations
Net investment income (loss)                    $(0.253)   $(0.204)   $(0.268)   $(0.234)   $(0.322)   $(0.345)   $ 0.046
Net realized and unrealized gain (loss)           3.913      2.484     (4.632)    (3.096)     8.660      4.715      5.794
                                                -------    -------    -------    -------    -------    -------    -------
Total income (loss) from operations             $ 3.660    $ 2.280    $(4.900)   $(3.330)   $ 8.338    $ 4.370    $ 5.840
                                                -------    -------    -------    -------    -------    -------    -------
Less distributions*
From net investment income                      $    --    $    --    $    --    $    --    $(0.048)   $    --    $    --
From net realized gain                               --         --     (1.040)    (1.040)        --         --         --
                                                -------    -------    -------    -------    -------    -------    -------
Total distributions                             $    --    $    --    $(1.040)   $(1.040)   $(0.048)   $    --    $    --
                                                -------    -------    -------    -------    -------    -------    -------
Net asset value - End of year                   $21.850    $13.980    $18.190    $11.700    $24.130    $16.070    $15.840
                                                =======    =======    =======    =======    =======    =======    =======
Total return(3)                                   20.12%     19.49%    (20.89)%   (21.64)%    52.65%     37.35%     58.40%

Ratios/Supplemental Data+
Net assets, end of year (000's omitted)         $ 2,349    $   853    $   340    $    14    $ 1,723    $    47    $   474
Ratios (as a percentage of average daily net assets):
 Net expenses(4)                                   2.52%      3.03%      2.78%      3.28%      2.70%      2.77%(5)   1.40%(5)
 Net expenses after custodian fee reduction(4)     2.49%      3.00%      2.50%      3.00%      2.49%      2.56%(5)   1.40%(5)
 Net investment income (loss)                     (1.13)%    (1.40)%    (1.38)%    (1.88)%    (1.66)%    (1.59)%(5)  2.69%(5)
Portfolio turnover of the Portfolio                  83%        83%       109%       109%       112%       112%       105%

+ The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the Distributor.  Had such action not been taken, the ratios and investment income (loss) per share would have been as follows:

Ratios (as a percentage of average daily net assets):
 Expenses(4)                                       7.41%      6.64%      7.84%     10.80%      6.67%      4.81%(5)   8.23%(5)
 Expenses after custodian fee reduction(4)         7.38%      6.61%      7.56%     10.52%      6.46%      4.60%(5)   8.23%(5)
 Net investment income                            (6.02)%    (5.01)%    (6.44)%    (9.40)%    (5.63)%    (3.63)%(5) (4.13)%(5)
Net investment income per share                 $(1.348)   $(0.730)   $(1.251)   $(1.170)   $(1.092)   $(0.788)   $(0.071)

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) For Class A, for the period from the start of business, March 1, 1999, to August 31, 1999 and for Class B, for the period from the commencement of the offering of Class B shares, October 8, 1999, to August 31, 2000.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of its Portfolio's allocated expenses.
(5)  Annualized.
* Certain prior year amounts have been reclassified to conform to the current year presentation.

{LOGO}





More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122




The Fund's SEC File No. is 811-1241.                                         ACP





137-1/03                                         (c) 2003 Eaton Vance Management

{LOGO}






                                   Eaton Vance
                            Greater China Growth Fund

                A diversified fund investing in the China Region

                                Prospectus Dated

                                 January 1, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus

                                      Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                            2       Sales Charges                  7
Investment Objective & Principal                Redeeming Shares               9
  Policies and Risks                    5       Shareholder Account
Management and Organization             6         Features                    10
Valuing Shares                          6       Tax Information               11
Purchasing Shares                       7       Financial Highlights          12
--------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY


Investment Objective and Principal Strategies. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies in the China region.

The investment adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. At times, the Fund may attempt to hedge foreign currency fluctuations by entering into forward currency exchange contracts.


The Fund pursues its investment objective by investing its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors. Securities markets in the China region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. The value of Fund shares will be affected by political, economic, fiscal, regulatory or other developments in the China region or neighboring regions, as well as fluctuations in currency exchange rates. The extent of economic development, political stability and market depth of different countries in the China region varies widely. Certain China region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Greater China investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. The Fund will likely be particularly sensitive to changes in China's economy as the result of any reversals of economic liberalization, political unrest or changes in China's trading status.


The value of Fund shares also is sensitive to stock market volatility. If there is a decline in the value of publicly-traded stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. The securities of smaller companies are generally subject to greater price fluctuation and investment risk than securities of more established companies. Foreign currency exchange contracts involve a risk of loss due to unanticipated changes in exchange rates, as well as the risk of counterparty default.

The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long-term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance. The returns in the bar chart are for Class A shares for each calendar quarter through December 31, 2001 and do not reflect sales charges. If the sales charge was reflected, returns would be lower. The table contains the Class A, Class B and Class C performance and a comparison of the Fund's performance to the performance of an index of stocks in developed and emerging markets which are open to foreign investment in the Far East (excluding Japan). Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

80.75%  -20.89%  3.53%   15.85%  -24.86%  -21.93%  60.47%   -19.90%   -17.36%
--------------------------------------------------------------------------------
1993     1994    1995    1996     1997     1998    1999      2000      2001

The highest quarterly total return for Class A was 39.15% for the quarter ended December 31, 1993, and the lowest quarterly return was -33.39% for the quarter ended December 31, 1997. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to September 30, 2002) was -18.09%.

                                                                                                    One        Five      Life of
Average Annual Total Return as of December 31, 2001                                                 Year      Years        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                        -22.09%    -10.10%     -0.14%
Class A Return After Taxes on Distributions                                                        -22.09%    -10.46%     -0.38%
Class A Return After Taxes on Distributions and the Sale of Class A Shares                         -13.45%     -7.63%     -0.02%
Class B Return Before Taxes                                                                        -22.15%     -9.93%     -0.12%
Class C Return Before Taxes                                                                        -18.82%     -9.62%     -0.13%
Morgan Stanley Capital International All Country Far East Free Ex-Japan Index (reflects no
  deduction for fees, expenses or taxes)                                                            -2.24%    -11.90%      0.08%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions for One Year is the same as Class A Return Before Taxes for One Year because no distributions were paid on Class A shares during that year. Class A Return After Taxes on Distributions and the Sale of Class A Shares is higher than Class A Return After Taxes on Distributions because of realized losses. The Class B and Class C performance shown above for the period prior to June 7, 1993 and December 28, 1993, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). Class A commenced operations on October 28, 1992. Life of Fund returns are calculated from October 31, 1992. The Morgan Stanley Capital International All Country (MSCI AC) Far East Free Ex-Japan Index is an unmanaged index of stocks in developed and emerging markets which are open to foreign investment in the Far East (excluding Japan). Investors cannot invest directly in an Index. (Source for the MSCI AC Index returns: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)             Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
 (as a percentage of offering price)                   5.75%     None     None
Maximum Deferred Sales Charge (Load)
 (as a percentage of the lower of net asset
 value at time of purchase or time of redemption)       None    5.00%    1.00%
Maximum Sales Charge (Load)
 Imposed on Reinvested Distributions                    None     None     None
Exchange Fee                                            None     None     None
Redemption Fee (as a percentage of amount redeemed)*   1.00%     None     None

Annual Fund Operating Expenses
(expenses that are deducted from
Fund and Portfolio assets)                            Class A  Class B  Class C
--------------------------------------------------------------------------------
Management Fees                                        1.25%    1.25%    1.25%
Distribution and Service (12b-1) Fees                  0.50%    1.00%    1.00%
Other Expenses                                         0.93%    0.93%    0.93%
                                                       -----    -----    -----
Total Annual Fund Operating Expenses                   2.68%    3.18%    3.18%

* For shares redeemed or exchanged within three months of the settlement of the purchase.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $  831*   $ 1,359    $ 1,913      $ 3,414
Class B shares                       $  821    $ 1,380    $ 1,864      $ 3,485
Class C shares                       $  421    $   980    $ 1,664      $ 3,485

You would pay the following expenses if you did not redeem your shares:

                                    1 Year     3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                       $  831*   $ 1,359    $ 1,913      $ 3,414
Class B shares                       $  321    $   980    $ 1,664      $ 3,485
Class C shares                       $  321    $   980    $ 1,664      $ 3,485


* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to seek long-term capital appreciation. The Fund currently seeks to meet its investment objective by investing in Greater China Growth Portfolio (the "Portfolio"), a separate registered investment company which has the same objective and policies as the Fund. The Fund's investment objective and certain policies may be changed without shareholder approval. The Trustees of the Trust have no present intention to make such change and intend to submit any proposed material change in investment objective to shareholders in advance for their approval.

The Portfolio invests in a carefully selected and continuously managed portfolio consisting primarily of common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of China. Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of companies located in the China region. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. While the investment adviser expects that most of the securities held by the Portfolio will be traded in securities markets within the China region, some could be traded outside the region. The Portfolio may invest up to 20% of its net assets outside the China region. As an alternative to investing directly in securities of companies located in the China region, the Portfolio may invest in depositary receipts and similar investments.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Exchange rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of the Portfolio's total assets may be denominated in any single currency. At times, the portfolio manager may (but is not obligated to) enter into forward currency exchange contracts to attempt to mitigate adverse effects of foreign currency fluctuations. These contracts allow the Portfolio to establish a currency exchange rate with payment and delivery at a future date. They are subject to a risk of loss due to unanticipated changes in currency exchange rates and default by the counterparty to the contract. There can be no assurance that this hedging strategy will be advantageous to the Portfolio.

Economies of countries in the China region differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies of their principal trading partners. Monsoons and natural disasters also can affect the value of Portfolio investments. China's governmental actions can have a significant effect on the economic conditions in the China region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

The Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. The Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The Portfolio may borrow amounts up to 10% of its total assets, but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional portfolio securities while outstanding borrowings exceed 5% of the value of its total assets. For temporary defensive purposes (such as during abnormal market or economic conditions), the Portfolio may invest some or all of its total assets in cash and cash equivalents, which may be inconsistent with the Fund's investment objective. While temporarily invested, the Portfolio may not achieve its investment objective.

MANAGEMENT AND ORGANIZATION


Management. The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central, Hong Kong. The investment adviser manages the investments of the Portfolio. Lloyd George receives a monthly advisory fee equal to 0.75% annually of the Portfolio's average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2002, the Portfolio paid advisory fees of 0.75% of its average daily net assets.

Pamela Chan is the portfolio manager of the Portfolio (since April, 2002). Ms. Chan has been employed by Lloyd George for more than five years and serves as a Director.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.9 billion in assets. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Fund and administers the business affairs of the Portfolio. For these services, Eaton Vance receives a monthly fee from each of the Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2002, Eaton Vance earned management fees of 0.25% of the Fund's average daily net assets and administration fees of 0.25% of the Portfolio's average daily net assets. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable or deemed unreliable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                                 Sales Charge                    Sales Charge                  Dealer Commission
                                               as Percentage of               as Percentage of Net            as a Percentage of
Amount of Purchase                              Offering Price                  Amount Invested                 Offering Price
------------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                   5.75%                            6.10%                          5.00%
$50,000 but less than $100,000                      4.75%                            4.99%                          4.00%
$100,000 but less than $250,000                     3.75%                            3.90%                          3.00%
$250,000 but less than $500,000                     3.00%                            3.09%                          2.50%
$500,000 but less than $1,000,000                   2.00%                            2.04%                          1.75%
$1,000,000 or more                                  0.00*                            0.00*                      See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.


The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.


Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase.

Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase       CDSC
-------------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and Class C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares pay a distribution fee to the principal underwriter of 0.50% of average daily net assets on shares outstanding for less than twelve months and a distribution fee of 0.25% on shares outstanding for more than twelve months. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. Class A shares pay service fees on shares outstanding for twelve months. In the case of Class B shares, the principal underwriter receives the service fee the first year. Thereafter, and with respect to the Class A and Class C service fees, service fees generally are paid to investment dealers.

Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

Redemptions or exchanges of Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains are reinvested in additional  shares.
               This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains are paid in cash.
  *Exchange
   Option      Dividends  and/or  capital  gains are  reinvested  in  additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semi-Annual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Class A and Class C are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains will be taxable as long-term capital gains. The Fund expects its distributions will consist primarily of capital gains. The Fund's distributions will generally not qualify for the dividends-received deduction for corporations. The Fund's distributions will be taxable whether they are paid in cash or reinvested in additional shares.


Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                Year Ended August 31,
                                                          ----------------------------------------------------------------
                                                                      2002(1)                          2001(1)
                                                          ----------------------------------------------------------------
                                                           Class A    Class B    Class C    Class A    Class B    Class C
                                                          ----------------------------------------------------------------
Net asset value - Beginning of year                        $ 8.630    $ 7.660    $ 5.210    $14.190    $12.710    $ 8.640
                                                           ---------  ---------  ---------  -------    -------    -------
Income (loss) from operations
Net investment income (loss)                               $(0.042)   $(0.078)   $(0.049)   $(0.045)   $(0.092)   $(0.063)
Net realized and unrealized gain (loss)                     (0.278)    (0.262)    (0.191)    (5.515)    (4.958)    (3.367)
                                                           ---------  ---------  ---------  -------    -------    -------
Total income (loss) from operations                        $(0.320)   $(0.340)   $(0.240)   $(5.560)   $(5.050)   $(3.430)
                                                           ---------  ---------  ---------  -------    -------    -------
Net asset value - End of year                              $ 8.310    $ 7.320    $ 4.970    $ 8.630    $ 7.660    $ 5.210
                                                           =========  =========  =========  =======    =======    =======
Total return(2)                                              (3.71)%    (4.44)%    (4.61)%   (39.18)%   (39.73)%   (39.70)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)                    $25,091    $32,946    $ 2,897    $31,649    $41,907    $ 3,489
Ratios (as a percentage of average daily net assets):
 Expenses(3)                                                  2.68%      3.18%      3.18%      2.42%      2.93%      2.92%
 Expenses after custodian fee reduction(3)                    2.37%      2.87%      2.87%      2.20%      2.71%      2.70%
 Net investment income (loss)                                (0.46)%    (0.96)%    (0.89)%    (0.40)%    (0.91)%    (0.91)%
Portfolio Turnover of the Portfolio                            155%       155%       155%        35%        35%        35%

                                                               Year Ended August 31,
                                                          -------------------------------
                                                                      2000(1)
                                                          -------------------------------
                                                           Class A    Class B    Class C
                                                          -------------------------------
Net asset value - Beginning of year                        $11.400    $10.260    $ 6.980
                                                           ---------  ---------  ---------
Income (loss) from operations
Net investment income (loss)                               $(0.069)   $(0.120)   $(0.083)
Net realized and unrealized gain (loss)                      2.859      2.570      1.743
                                                           ---------  ---------  ---------
Total income (loss) from operations                        $ 2.790    $ 2.450    $ 1.660
                                                           ---------  ---------  ---------
Net asset value - End of year                              $14.190    $12.710    $ 8.640
                                                           =========  =========  =========
Total return(2)                                              24.47%     23.88%     23.78%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)                    $66,428    $90,742    $ 8,851
Ratios (as a percentage of average daily net assets):
 Expenses(3)                                                  2.30%      2.77%      2.80%
 Expenses after custodian fee reduction(3)                    2.08%      2.55%      2.58%
 Net investment income (loss)                                (0.51)%    (0.97)%    (0.99)%
Portfolio Turnover of the Portfolio                             34%        34%        34%

                                                   (See footnotes on last page.)

                                                                                Year Ended August 31,
                                                          ----------------------------------------------------------------
                                                                      1999(1)                          1998(1)
                                                          ----------------------------------------------------------------
                                                           Class A    Class B    Class C    Class A    Class B    Class C
                                                          ----------------------------------------------------------------
Net asset value - Beginning of year                       $ 6.860   $ 6.200    $ 4.220    $ 17.710    $16.130     $10.970
                                                          -------   -------    -------    --------    -------     -------
Income (loss) from operations
Net investment income (loss)                              $ 0.012   $(0.049)   $(0.039)   $  0.013    $(0.041)    $(0.025)
Net realized and unrealized gain (loss)                     4.528     4.109      2.799     (10.863)    (9.889)     (6.725)
                                                          -------   -------    -------    --------    -------     -------
Total income (loss) from operations                       $ 4.540   $ 4.060    $ 2.760    $(10.850)   $(9.930)    $(6.750)
                                                          -------   -------    -------    --------    -------     -------
Net asset value - End of year                             $11.400   $10.260    $ 6.980    $  6.860    $ 6.200     $ 4.220
                                                          ========  =========  =========  ========    =======     =======
Total return(2)                                             66.18%    65.48%     65.40%     (61.26)%   (61.56)%    (61.53)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                   $65,299   $92,860    $ 8,158    $ 56,277    $75,635     $ 6,449
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                                2.33%     2.83%      2.83%       2.27%      2.78%       2.79%
  Expenses after custodian fee reduction(3)                  2.14%     2.64%      2.64%       2.15%      2.66%       2.67%
  Net investment income (loss)                               0.13%    (0.59)%    (0.69)%      0.11%     (0.40)%     (0.36)%
  Portfolio Turnover of the Portfolio                          57%       57%        57%         42%        42%         42%

(1) Net investment income (loss) per share was computed using average shares outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

{LOGO}





More Information
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122





The Fund's SEC File No. is 811-1241.                                         CGP


139-1/03                                         (c) 2003 Eaton Vance Management

LOGO






                                   EATON VANCE
                                   GROWTH FUND




           A diversified fund for investors seeking growth of capital

                                Prospectus Dated



                                 JANUARY 1, 2003



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



INFORMATION IN THIS PROSPECTUS
                                    Page                                    Page
--------------------------------------------------------------------------------
Fund Summary                         2       Sales Charges                    6
Investment Objective & Principal             Redeeming Shares                 8
  Policies and Risks                 4       Shareholder Account Features     8
Management and Organization          4       Tax Information                  9
Valuing Shares                       5       Financial Highlights            10
Purchasing Shares                    5
--------------------------------------------------------------------------------


This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES. The Fund's investment objective is to achieve capital growth. A secondary consideration is investment income. The Fund invests primarily in common stocks of U.S. growth companies. Although it invests primarily in domestic companies, the Fund may invest up to 25% of its net assets in foreign companies. The Fund may at times engage in derivative transactions (such as futures contracts and options) to protect against price declines, to enhance return or as a substitute for the purchase or sale of securities.

The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.


PRINCIPAL RISK FACTORS. The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of publicly-traded stocks, the value of the Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels.

Because the Fund invests a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and other developments abroad. Derivative transactions are subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.


The Fund is not a complete investment program and you may lose money by investing in the Fund. Shareholders should invest for the long term. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic common stocks. Returns in the table for Class A shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

5.23%   -2.51%  -4.41%  29.23%  18.24%  28.53%  18.31%  4.49%   -10.07% -11.05%

1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class A was 23.61% for the quarter ended December 31, 2001, and the lowest quarterly return was -23.27% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to September 30, 2002) was -30.90%.
                                                      One        Five       Ten
Average Annual Total Return as of December 31, 2001   Year      Years      Years
--------------------------------------------------------------------------------
Class A Return Before Taxes                         -16.15%     3.68%      6.02%
Class A Return After Taxes on Distributions         -16.15%     1.13%      3.62%
Class A Return After Taxes on Distributions
  and the Sale of Class A Shares                     -9.83%     3.04%      4.47%
Class B Return Before Taxes                         -16.05%     3.77%      6.01%
Class C Return Before Taxes                         -12.60%     3.74%      5.44%
Standard & Poor's 500 Index (reflects no
  deduction for fees, expenses or taxes)            -11.88%    10.70%     12.93%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class B and Class C shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions for One Year is the same as Class A Return Before Taxes for One Year because no distributions were paid on Class A shares during that year. Class A Return After Taxes on Distributions and the Sale of Class A shares is higher than Class A Return After Taxes on Distributions because of realized losses. The Class B and Class C performance shown above for the periods prior to September 13, 1994 and November 7, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares (but not adjusted for any other differences in the expenses of the classes). The Standard & Poor's 500 Index is an unmanaged index commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an index. (Source for Standard & Poor's 500
Index: Lipper Inc.)

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.


Shareholder Fees
(fees paid directly from your investment)          Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
  offering price)                                   5.75%      None       None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lower of net asset
  value at time of purchase or redemption)          None       5.00%      1.00%
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                          None       None       None
Exchange Fee                                        None       None       None


Annual Fund Operating Expenses
(expenses that are deducted from Fund and
   Portfolio assets)                               Class A    Class B    Class C
--------------------------------------------------------------------------------
Management Fees                                    0.625%     0.625%     0.625%
Distribution and Service (12b-1) Fees*             0.250%     1.000%     1.000%
Other Expenses                                     0.415%     0.415%     0.415%
                                                   -----      -----      -----
Total Annual Fund Operating Expenses               1.290%     2.040%     2.040%

* Class A Service Fees are paid pursuant to a Service Plan.


EXAMPLE. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                       1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                         $699      $  960     $1,242     $2,042
Class B shares                         $707      $1,040     $1,298     $2,369
Class C shares                         $307      $  640     $1,098     $2,369

You would pay the following expenses if you did not redeem your shares:

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                          $699      $960       $1,242     $2,042
Class B shares                          $207      $640       $1,098     $2,369
Class C shares                          $207      $640       $1,098     $2,369

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The Fund's investment objective is to achieve capital growth. A secondary consideration is investment income. The Fund currently seeks to meet its investment objective by investing in Growth Portfolio (the "Portfolio"), a separate open-end investment company that has the same objective and policies as the Fund. The Fund's investment objective may not be changed without shareholder approval. The Fund's policies may be changed by the Trustees without shareholder approval.

The Portfolio invests in a carefully selected and continuously managed portfolio consisting primarily of common stocks of U.S. companies that are expected to grow at a rate that exceeds that of the overall U.S. economy. The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which the portfolio manager believes will grow in value over time. In making investment decisions, the portfolio manager utilizes the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as potential for price appreciation, risk/return, the mix of securities held by the Portfolio and, secondarily, long-term dividend prospects). Many of these considerations are subjective. The Portfolio normally invests in a variety of industries, which may reduce risk. In addition to investing in common stocks, the Portfolio may invest in pooled investment vehicles, including interests in exchange-traded funds. When so invested, the Fund will bear any expenses of the investment in addition to Portfolio expenses.

The Portfolio may invest up to 25% of assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for securities traded in less developed, emerging market countries. As an alternative to holding foreign-traded securities, the Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the-counter market (including depositary receipts which evidence ownership in underlying foreign securities); such investments are not subject to the Portfolio's 25% limitation on investing in foreign securities.

Derivative instruments (such as futures contracts and options thereon and options on securities, currencies and securities indices) may be used by the Portfolio to enhance returns, to protect against price declines or as a substitute for the purchase or sale of securities. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security. Derivative hedging transactions may not be effective because of imperfect correlation and other factors.

The annual portfolio turnover rate may exceed 100%. A mutual fund with a high turnover rate (100% or more) may generate more capital gains and pay more commissions (which may reduce return) than a fund with a lower rate. Capital gains distributions (which reduce the after-tax returns of shareholders holding Fund shares in taxable accounts) will be made to shareholders if offsetting capital loss carryforwards do not exist.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, the Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. While at times the Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to and including $300 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended August 31, 2002, the Portfolio paid BMR advisory fees equivalent to 0.625% of its average daily net assets.


Arieh Coll is the portfolio manager of the Portfolio (since January, 2000). He also manages other Eaton Vance portfolios, has been an employee of Eaton Vance and BMR since January, 2000, and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.


Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. The Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. The investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                         Sales Charge            Sales Charge            Dealer Commission
                                       as Percentage of      as Precentage of Net       as a Percentage of
Amount of Purchase                      Offering Price          Amount Invested           Offering Prices
--------------------------------------------------------------------------------------------------------------
Less than $50,000                           5.75%                   6.10%                     5.00%
$50,000 but less than $100,000              4.75%                   4.99%                     4.00%
$100,000 but less than $250,000             3.75%                   3.90%                     3.00%
$250,000 but less than $500,000             3.00%                   3.09%                     2.50%
$500,000 but less than $1,000,000           2.00%                   2.04%                     1.75%
$1,000,000 or more                          0.00*                   0.00*                   See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.


The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.


CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase       CDSC
--------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

REDUCING OR ELIMINATING  SALES CHARGES.  Front-end sales charges on purchases of
Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B and C shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


DISTRIBUTION AND SERVICE FEES. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


Class B and Class C distribution fees are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $100,000 b y calling the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Dealer Your investment dealer is responsible for transmitting the
Investment     order  promptly.  An investment  dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.


If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.


While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R)for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

..Annual  and  Semi-Annual  Reports,   containing  performance   information  and
financial statements.

..Periodic account statements, showing recent activity and total share balance.

..Form 1099 and tax information needed to prepare your income tax returns.

..Proxy materials, in the event a shareholder vote is required.

..Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund intends to pay dividends semiannually and to distribute any net realized capital gains annually. Distributions of income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions are expected to be taxable primarily as long-term capital gains. A portion of the Fund's distributions may be eligible for the dividends-received deduction for corporations. The Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

The Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Portfolio.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.


                                                                     YEAR ENDED AUGUST 31,
                              -----------------------------------------------------------------------------------------------------
                                         2002 (1)                         2001 (1)                          2000 (1)
                              -----------------------------------------------------------------------------------------------------
                               CLASS A    CLASS B    CLASS C    CLASS A     CLASS B    CLASS C    CLASS A     CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value -
    Beginning of year         $ 6.270    $12.160    $10.520    $ 10.360    $18.140    $16.000    $  9.950    $17.330     $15.330
                              -------    -------    -------    --------    -------    -------    --------    -------     -------
  Income (loss) from
    operations
  Net investment income
    (loss)                    $(0.057)   $(0.196)   $(0.172)   $ (0.049)   $(0.195)   $(0.172)   $ (0.020)   $(0.180)    $(0.159)
  Net realized and
    unrealized gain (loss)     (1.453)    (2.794)    (2.418)     (1.811)    (3.555)    (3.078)      0.771      1.331       1.170
                              -------    -------    -------    --------    -------    -------    --------    -------     -------
  Total income (loss) from
    operations                $(1.510)   $(2.990)   $(2.590)   $ (1.860)   $(3.750)   $(3.250)   $  0.751    $ 1.151     $ 1.011
                              -------    -------    -------    --------    -------    -------    --------    -------     -------
  Less distributions*
  From net investment income  $    --    $    --    $    --    $     --    $    --    $    --    $     --    $    --     $    --
  From net realized gain           --         --         --      (2.230)    (2.230)    (2.230)     (0.341)    (0.341)     (0.341)
                              -------    -------    -------    --------    -------    -------    --------    -------     -------
  Total distributions         $    --    $    --    $    --    $ (2.230)   $(2.230)   $(2.230)   $ (0.341)   $(0.341)    $(0.341)
                              -------    -------    -------    --------    -------    -------    --------    -------     -------
  Net asset value - End of
    year                      $ 4.760    $ 9.170    $ 7.930    $  6.270    $12.160    $10.520    $ 10.360    $18.140     $16.000
                              -------    -------    -------    --------    -------    -------    --------    -------     -------
  Total return (2)            (24.08)%   (24.59)%   (24.62)%    (22.80)%   (23.53)%   (23.56)%      7.74%      6.74%       6.70%

  Ratios/Supplemental Data
  Net assets, end of year
    (000's omitted)           $80,121    $ 6,972    $ 2,491    $109,847    $ 9,863    $ 2,584    $164,388    $16,178     $ 2,774
  Ratios (as a percentage of
    average daily net assets):
      Operating expenses (3)     1.29%      2.04%      2.04%       1.23%      1.98%      1.98%       1.09%      1.94%       1.94%
      Interest expense (3)         --         --         --        0.04%      0.04%      0.04%       0.01%      0.01%       0.01%
      Net investment income
        (loss)                  (0.99)%    (1.74)%    (1.75)%     (0.70)%    (1.44)%    (1.48)%     (0.21)%    (1.05)%     (1.05)%
  Portfolio Turnover of the
    Portfolio                     282%       282%       282%        301%       301%       301%        274%       274%        274%

                                                   (See footnotes on last page.)

                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                               1999                             1998
                                  ---------------------------------------------------------------------
                                   CLASS A    CLASS B    CLASS C    CLASS A    CLASS B     CLASS C
-------------------------------------------------------------------------------------------------------
  Net asset value -
    Beginning of year             $ 10.320   $16.490    $14.840    $ 10.360   $16.560     $14.940
                                  --------   -------    -------    --------   -------     -------
  Income (loss) from operations
  Net investment income (loss)    $  0.008   $(0.135)   $(0.109)   $  0.044   $(0.079)    $(0.079)
  Net realized and unrealized
    gain (loss)                      2.153     3.467      3.091       0.111     0.204       0.174
                                  --------   -------    -------    --------   -------     -------
  Total income (loss)
    from operations               $  2.161   $ 3.332    $ 2.982    $  0.155   $ 0.125     $ 0.095
                                  --------   -------    -------    --------   -------     -------
  Less distributions
  From net investment income      $ (0.039)  $    --    $    --    $     --   $    --     $    --
  From net realized gain            (2.492)   (2.492)    (2.492)     (0.195)   (0.195)     (0.195)
                                  --------   -------    -------    --------   -------     -------
  Total distributions             $ (2.531)  $(2.492)   $(2.492)   $ (0.195)  $(0.195)    $(0.195)
                                  --------   -------    -------    --------   -------     -------
  Net asset value -
  End of year                     $  9.950   $17.330    $15.330    $ 10.320   $16.490     $14.840
                                  --------   -------    -------    --------   -------     -------
  Total return(2)                    21.14%    20.28%     20.16%       1.45%     0.72%       0.60%
  Ratios/Supplemental Data
  Net assets, end of year
    (000's omitted)               $171,752   $18,553    $ 3,244    $159,602   $17,359     $ 2,316
  Ratios (as a percentage of
    average daily net assets):
      Operating expenses (3)          1.03%     1.85%      1.91%       1.08%     1.93%       1.94%
      Interest expense (3)              --        --         --          --        --          --
      Net investment income (loss)    0.09%    (0.74)%    (0.80)%      0.37%    (0.48)%     (0.51)%
  Portfolio Turnover of the
    Portfolio                           34%       34%        34%         55%       55%         55%

(1)  Net   investment   loss  per  share  was  computed   using  average  shares
     outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

* Certain prior year amounts have been reclassified to conform to the current year presentation.

LOGO



MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUND: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------


                                    PFPC INC.
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 1-800-262-1122

The Fund's SEC File No. is 811-1241.                                         GFP

114-1/03                                          C) 2003 Eaton Vance Management

LOGO














                                   EATON VANCE
                              INFORMATION AGE FUND

               A diversified global growth fund of information age
                                    companies

                              EATON VANCE WORLDWIDE
                              HEALTH SCIENCES FUND

            A diversified global growth fund concentrating in health
                               sciences companies

                                Prospectus Dated



                                 January 1, 2003





THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS


Fund Summaries.................................................................3

  Information Age Fund.........................................................4

  Health Sciences Fund.........................................................6

Investment Objectives & Principal Policies and Risks...........................8

Management and Organization....................................................9

Valuing Shares................................................................10

Purchasing Shares.............................................................11

Sales Charges.................................................................11

Redeeming Shares..............................................................13

Shareholder Account Features..................................................14

Tax Information...............................................................15

Financial Highlights..........................................................16

  Information Age Fund........................................................16

  Health Sciences Fund........................................................18

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies


Eaton Vance Information Age Fund. The Information Age Fund's investment objective is to seek long-term capital growth. The Fund invests primarily in common stocks of information age companies expected to grow in value. Approximately 40% to 60% of total assets is managed by Lloyd George Investment Management (Bermuda) Limited, which invests in foreign securities, including securities issued by companies in emerging markets. The balance of the Fund's total assets is managed by Boston Management and Research, which invests in domestic and Canadian securities. The Fund invests in companies with a broad range of market capitalizations, including smaller companies. Because of the dynamic nature of many portfolio companies, trading may be more frequent than for mutual funds focusing only on established companies located in only one country. The Information Age Fund will invest at least 80% of net assets in securities of information age companies. The Information Age Fund does not concentrate (that is, invest 25% or more of its assets) in any one industry.

Eaton Vance Worldwide Health Sciences Fund. The Health Sciences Fund's investment objective is to seek long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund invests primarily in common stocks of companies engaged in the development, production or distribution of products related to scientific advances in health care. The Fund invests in companies with a broad range of market capitalizations, including small companies. The Fund invests in foreign securities and will normally be invested in issuers located in at least three different countries. In managing the portfolio, the portfolio manager looks for stocks that will grow in value over time, regardless of short-term market fluctuations. The Health Sciences Fund invests at least 80% of net assets in securities (primarily common stocks) of companies principally engaged in the development, production or distribution of products or services related to scientific advances in health care, including biotechnology, diagnostics, managed health care, medical equipment and supplies, and pharmaceuticals. The Health Sciences Fund concentrates (that is, invests at least 25% of its assets) its investments in medical research and the health care industry. Each Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund.

Principal Risk Factors

The value of each Fund's shares is sensitive to stock market volatility. Moreover, the stocks in which the Funds invest may be more volatile than the stock market as a whole. If there is a decline in the value of publicly-traded stocks, the value of Fund shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because both Funds can invest a significant portion of assets in foreign securities, the value of Fund shares can also be adversely affected by changes in currency exchange rates and political and economic developments abroad. In emerging or less-developed countries, these risks can be significant. The securities of smaller companies are sometimes subject to greater price fluctuation and investment risk than securities of more established companies.

The Information Age Fund is subject to factors that adversely affect information-related industries, such as regulatory changes in certain industries and product obsolescence due to technological advancements, and increased competition from competitors.


The Health Sciences Fund concentrates its investments in medical research and the health care industry, so the Fund will likely be affected by events that adversely affect that industry. The Health Sciences Fund has historically held fewer than 60 stocks at any one time; therefore, the Fund is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of Health Sciences Fund shares can also be impacted by regulatory activities that affect health sciences companies. For instance, increased regulation can increase the cost of bringing new products to market and thereby reduce profits.


Neither Fund is a complete investment program and you may lose money by investing. Shareholders should invest for the long term. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        EATON VANCE INFORMATION AGE FUND

Performance Information. The following bar chart and table provide information about Information Age Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison of the Fund's performance to the performance of a global index of equity securities. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

13.61%  16.86%  21.91%  82.55%  -17.79% -21.43%
1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 42.96% for the quarter ended December 31, 1999, and the lowest quarterly return was -17.78% for the quarter ended September 30, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to September 30, 2002) was -24.72%.

                                                                                           One           Five         Life of
Average Annual Total Return as of December 31, 2001                                        Year          Years          Fund
-------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                               -25.53%        10.08%         10.75%
Class B Return Before Taxes                                                               -25.36%        10.67%         11.39%
Class B Return After Taxes on Distributions                                               -25.36%         8.47%          9.64%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                -15.44%         8.10%          8.95%
Class C Return Before Taxes                                                               -22.21%        10.70%         11.17%
Class D Return Before Taxes                                                               -26.72%        10.25%         11.07%
Morgan Stanley Capital International World Index (reflects no deduction for fees,
 expenses or taxes)                                                                       -16.52%         5.74%          7.58%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions for One Year is the same as Class B Return Before Taxes for One Year because no taxable distributions were paid on Class B shares during that year. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year is higher than Class B Return After Taxes on Distributions for One Year because of realized losses. The Class C and Class D performance shown above for the period prior to November 22, 1995 and March 9, 2001, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class C or Class D shares (but not adjusted for any other differences in the expenses of the classes). Class A and Class B shares commenced operations on September 18, 1995. Life of Fund returns are calculated from September 30, 1995. The MSCI World Index is an unmanaged index of global stocks. Investors cannot invest directly in an Index. (Source: Lipper Inc.)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees  (fees paid directly from your investment)                     Class A     Class B     Class C     Class D
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                  5.75%       None        None        None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net
   asset value at time of purchase or redemption)                                None        5.00%       1.00%       5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                  None        None        None        None
Redemption Fee (as a percentage of amount redeemed)*                             1.00%       None        None        None
Exchange Fee                                                                     None        None        None        None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)                     Class A     Class B     Class C     Class D
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                  1.25%       1.25%       1.25%       1.25%
Distribution and Service (12b-1) Fees                                            0.50%       1.00%       1.00%       1.00%
Other Expenses                                                                   0.47%       0.47%       0.47%       0.47%
                                                                                 ----        ----        ----        ----
Total Annual Fund Operating Expenses                                             2.22%       2.72%       2.72%       2.72%

* Shares purchased on or after February 1, 2003 will be subject to a redemption fee if they are redeemed or exchanged within three months of the settlement of the purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year    3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
Class A shares                      $787*     $1,229     $1,696      $2,982
Class B shares                      $775      $1,244     $1,640      $3,051
Class C shares                      $375      $  844     $1,440      $3,051
Class D shares*                     $775      $1,244     $1,640      $2,931

You would pay the following expenses if you did not redeem your shares:

                                   1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
 Class A shares                     $787      $1,229     $1,696     $2,982
 Class B shares                     $275      $  844     $1,440     $3,051
 Class C shares                     $275      $  844     $1,440     $3,051
 Class D shares**                   $275      $  844     $1,440     $2,931

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares purchased on or after February 1, 2003 and redeemed or exchanged within three months of the settlement of the purchase.

** Reflects the expenses of Class A after 8 years because Class D shares generally convert to Class A after 8 years.

                   EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Performance Information. The following bar chart and table provide information about Health Sciences Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison of the Fund's performance to the performance of domestic and foreign stock indices. Returns in the table for Class A are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

2.26%   26.41%  -6.42%  61.21%  18.39%  10.49%  23.45%  23.92%  81.65%  -6.63%
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class A was 36.59% for the quarter ended March 31, 2000, and the lowest quarterly return was -19.26% for the quarter ended March 31, 2001. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to September 30, 2002) was -31.36%

                                                                                           One           Five            Ten
Average Annual Total Return as of December 31, 2001                                        Year          Years          Years
-------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                               -12.00%        21.99%         20.09%
Class A Return After Taxes on Distributions                                               -12.86%        20.82%         17.63%
Class A Return After Taxes on Distributions and the Sale of Class A Shares                 -6.69%        18.33%         16.08%
Class B Return Before Taxes                                                               -11.70%        22.52%         20.44%
Class C Return Before Taxes                                                                -8.16%        22.87%         20.52%
Class D Return Before Taxes                                                               -11.67%        22.52%         20.44%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)           -11.88%        10.70%         12.93%
Morgan Stanley Capital International Europe, Australasia & Far East Index
   (reflects no deduction for fees, expenses or taxes)                                    -21.44%         0.89%          4.46%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B, Class C and Class D. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Class A Return After Taxes on Distributions and the Sale of Class A Shares for One Year is higher than Class A Return After Taxes on Distributions for One Year because of realized losses. The Class B, Class C and Class D performance shown above for the period prior to September 23, 1996, January 1, 1998 and March 2, 2001, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B, Class C or Class D shares (but not adjusted for any other differences in the expenses of the classes). The Standard & Poor's 500 Index is an unmanaged index of common stocks trading in the U.S. The MSCI EAFE Index is an unmanaged index of foreign stocks. Investors cannot invest directly in an Index. (Source: Lipper Inc.) The Fund's performance is compared to the performance of a domestic and a foreign index because it invests in domestic and foreign securities.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees  (fees paid directly from your investment)                     Class A     Class B     Class C     Class D
-----------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                  5.75%       None        None        None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net
asset value at time of purchase or redemption)                                   None        5.00%       1.00%       5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                  None        None        None        None
Redemption Fee (as a percentage of amount redeemed)*                             1.00%       None        None        None
Exchange Fee                                                                     None        None        None        None

Annual Fund Operating Expenses (expenses that are deducted
  from Fund and Portfolio assets)                                               Class A     Class B     Class C     Class D
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                  1.26%       1.26%       1.26%       1.26%
Distribution and Service (12b-1) Fees                                            0.25%       0.25%       1.00%       1.00%
Other Expenses                                                                   0.18%       0.18%       0.18%       0.18%
                                                                                 ----        ----        ----        ----
Total Annual Fund Operating Expenses                                             1.69%       2.44%       2.44%       2.44%

* For shares redeemed or exchanged within three months of the settlement of the purchase.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year    3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
Class A shares                      $737*     $1,077     $1,440      $2,458
Class B shares                      $747      $1,161     $1,501      $2,776
Class C shares                      $347      $  761     $1,301      $2,776
Class D shares**                    $747      $1,161     $1,501      $2,591

You would pay the following expenses if you did not redeem your shares:

                                   1 Year    3 Years    5 Years     10 Years
--------------------------------------------------------------------------------
Class A shares                      $737      $1,077     $1,440      $ 2,458
Class B shares                      $247      $  761     $1,301      $ 2,776
Class C shares                      $247      $  761     $1,301      $ 2,776
Class D shares**                    $247      $  761     $1,301      $ 2,591

* Due to the redemption fee, the cost of investing for one year would be $100 higher for shares redeemed or exchanged within three months of the settlement of the purchase.

* * Reflects the expenses of Class A after 8 years because Class D shares generally convert to Class A after 8 years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

Information Age Fund. The Information Age Fund's investment objective is to seek long-term capital growth. The Fund currently seeks to meet its investment objective by investing in the Information Age Portfolio, a separate open-end investment company that has the same objective and policies as the Fund. The Fund's objective and policies may be changed without shareholder approval. There is no present intention to make any such change and any proposed material change in investment objective will be submitted to shareholders for their approval.


The Information Age Portfolio invests in a global and diversified portfolio of common stocks of companies in information-related industries. These "information age" companies are companies that may be engaged in producing information, such as news, entertainment media, publishing, and advertising companies; distributing information, such as Internet, telephone, broadcasting, and cable or satellite television companies; or providing other information services, such as data processing and networking equipment companies. In addition, such companies may be engaged in the development, manufacture, sale, or servicing of information age products, such as computer hardware, software, mobile telephone devices, telecommunications network switches and equipment, television and radio broadcasting and receiving equipment, or news and information media of all types. The Information Age Portfolio will invest at least 80% of net assets in securities of information age companies.


The Information Age Portfolio may invest in securities of both established and emerging companies operating in developed and emerging economies. Many information age companies are subject to substantial government regulations that can affect their prospects. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. To reduce risk, the portfolio managers normally diversify investments by capitalization, geographical location and industry. The Portfolio does not concentrate in any one industry. A portfolio manager may use hedging techniques (such as forward contracts and options) to attempt to mitigate adverse effects of foreign currency fluctuations.


The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, a portfolio manager utilizes the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential for price appreciation, risk/return, and the mix of securities in the Portfolio. Many of these considerations are subjective. Because the value of information age companies will fluctuate in response to technological and regulatory developments, a portfolio manager generally will sell a stock when he/she believes it has attained its optimum value. Therefore, the Information Age Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) pays more commissions (which may reduce return) and may generate more capital gains than a fund with a lower rate. Capital gains distributions will reduce after tax returns for shareholders holding Fund shares in taxable accounts.


Health Sciences Fund. The Health Sciences Fund's investment objective is to seek long-term capital growth by investing in a global and diversified portfolio of health sciences companies. The Fund currently seeks to meet its investment objective by investing in the Worldwide Health Sciences Portfolio, a separate open-end investment company that has the same objective and policies as the Fund. The Fund's objective and policies may be changed without shareholder approval. There is no present intention to make any such change and any proposed material change in investment objective will be submitted to shareholders for their approval.


The Health Sciences Portfolio invests at least 80% of net assets in securities (primarily common stocks) of companies principally engaged in the development, production or distribution of products or services related to scientific advances in health care, including biotechnology, diagnostics, managed health care, medical equipment and supplies, and pharmaceuticals. For purposes of this 80% requirement, at the time the Health Sciences Portfolio makes an investment, 50% or more of the company's sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Health Sciences Portfolio may invest in securities of both established and emerging companies, some of which may be denominated in foreign currencies.


Many health sciences companies are subject to substantial governmental regulations that can affect their prospects. Changes in governmental policies, such as reductions in the funding of third-party payment programs, may have a material effect on the demand for particular health care products and services. Regulatory approvals (often entailing lengthy application and testing procedures) are also generally required before new drugs and certain medical devices and procedures may be introduced. Many of the products and services of companies engaged in medical research and health care are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. The enforcement of patent, trademark and other intellectual property laws will affect the value of many such companies. The Health Sciences Portfolio will invest in securities of emerging growth health sciences companies, which may offer limited products or services or which are at the research and developmental stage with no marketable or approved products or technologies.

The portfolio manager seeks to purchase stocks that are reasonably priced in relation to their fundamental value, and which will grow in value over time. In making each investment decision, the portfolio manager utilizes the information provided by, and the expertise of, the investment adviser's research staff. The stock selection process will be based on numerous factors, including the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio manager considers selling a holding whenever it adds a holding to the Portfolio. The stock selection process is highly subjective.

Common Investment Practices. Each Portfolio may invest in securities of smaller, less seasoned companies. Such securities are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. There is generally less publicly available information about such companies than for larger, more established companies. The Health Sciences Portfolio may make direct investments in companies in private placement transactions. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it may take longer to liquidate these positions at fair value than would be the case for publicly traded securities.

The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Currency exchange rates may fluctuate significantly over short periods of time causing a Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss. As an alternative to holding foreign stocks directly, the Portfolios may invest in dollar-denominated depositary receipts which evidence ownership in underlying foreign stocks. Investment in depositary receipts generally is not subject to a Portfolio's limitation on investing in foreign companies.


Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings). Neither may borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolios will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of their total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents which may not be consistent with a Fund's investment objective. While temporarily invested, a Portfolio may not achieve its investment objective. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Boston Management and Research ("BMR"), The Eaton Vance Building, 255 State Street, Boston, MA 02109, and Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), 3808 One Exchange Square, Central Hong Kong, co-manage the Information Age Portfolio. OrbiMed Advisors LLC (formerly OrbiMed Advisors, Inc.) ("OrbiMed"), 767 3rd Avenue, New York, NY 10017, manages the Health Sciences Portfolio. Each investment adviser manages Portfolio investments. Eaton Vance Management ("Eaton Vance") manages each Fund and serves as administrator to each Portfolio.

BMR and Lloyd George receive a monthly advisory fee, to be divided equally between them, of .0625% (equivalent to 0.75% annually) of the average daily net assets of the Information Age Portfolio up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2002, the Information Age Portfolio paid advisory fees of 0.75% of its average daily net assets.


Martha G. Locke and Jacob Rees-Mogg are the portfolio managers of the Information Age Portfolio (Ms. Locke since October 1, 2001 and Mr. Rees-Mogg since it commenced operations). Ms. Locke has been an employee of Eaton Vance since October 1997, and is a Vice President of Eaton Vance and of BMR. Prior thereto, Ms. Locke was a Vice President and senior equity analyst at State Street Global Advisors. Mr. Rees-Mogg is an Investment Manager for Lloyd George and has been employed by Lloyd George for more than 5 years.


OrbiMed receives a monthly fee equal to 1.00% annually of the Health Sciences Portfolio's average daily net assets up to $30 million of assets, 0.90% of the next $20 million of assets, and 0.75% on assets in excess of $50 million. For assets of $500 million or more, the advisory fee is 0.70% for $500 million but less than $1 billion, 0.65% for $1 billion but less than $1.5 billion, 0.60% for $1.5 billion but less than $2 billion, 0.55% for $2 billion but less than $3 billion and 0.50% for $3 billion and over. OrbiMed may receive a performance-based adjustment of up to 0.25% of the average daily net assets of the Health Sciences Portfolio based upon its investment performance compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the fiscal year ended August 31, 2002, the Health Sciences Portfolio paid advisory fees of 0.80% of its average daily net assets. OrbiMed has agreed to pay Eaton Vance Distributors, Inc. one-third of its advisory fee receipts from its own resources for EVD's activities as Portfolio placement agent.

Samuel D. Isaly is the portfolio manager of the Health Sciences Portfolio (since it commenced operations) and President since October 2002. He is Managing Member of OrbiMed and has been employed by OrbiMed (and its predecessor) for more than 5 years. OrbiMed is an investment advisory firm registered with the Securities and Exchange Commission. Mr. Isaly has provided investment advisory services since 1989.

Lloyd George and its affiliates act as investment adviser to various individual and institutional clients and manage $1.9 billion in assets. Eaton Vance's corporate parent owns 21% of Lloyd George's corporate parent. Lloyd George, its affiliates and two of the Information Age Portfolio's Trustees are domiciled outside of the United States. Because of this, it would be difficult for the Portfolio to bring a claim or enforce a judgment against them.

Eaton Vance manages the business affairs of the Funds and administers the business affairs of the Portfolios. For these services, Eaton Vance receives a monthly fee from each Fund and Portfolio equal to 0.25% annually of average daily net assets up to $500 million. This fee declines at intervals above $500 million. For the fiscal year ended August 31, 2002, Eaton Vance earned management fees of 0.25% and 0.23% of the average daily net assets of Information Age Fund and Health Sciences Fund, respectively, and administration fees of 0.25% and 0.23% of the average daily net assets of Information Age Portfolio and Health Sciences Portfolio, respectively. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Growth Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.


Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A). Exchange-listed securities are valued at closing sale prices; however, the investment adviser may use the fair value of a security if events occurring after the close of a securities market would materially affect net asset value or market prices are unavailable or deemed unreliable. Because foreign securities trade on days when Fund shares are not priced, net asset value can change at times when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B, Class C and Class D shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B or Class D shares within six years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

SALES CHARGES

Front-end Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:


                                          Sales Charge              Sales Charge           Dealer Commission
                                        as Percentage of        as Percentage of Net      as a Percentage of
Amount of Purchase                       Offering Price           Amount Invested           Offering Price
--------------------------------------------------------------------------------------------------------------
Less than $50,000                            5.75%                      6.10%                    5.00%
$50,000 but less than $100,000               4.75%                      4.99%                    4.00%
$100,000 but less than $250,000              3.75%                      3.90%                    3.00%
$250,000 but less than $500,000              3.00%                      3.09%                    2.50%
$500,000 but less than $1,000,000            2.00%                      2.04%                    1.75%
$1,000,000 or more                           0.00*                      0.00*                  See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 12 months of purchase.


The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% on amounts of $5 million or more. Purchases totalling $1 million or more will generally be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totalling $5 million or more, the principal underwriter will pay a fee monthly in arrears to investment dealers based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first twelve months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund; however, shares of Health Sciences Fund and shares purchased on or after February 1, 2003 of Information Age Fund are subject to a 1.00% redeption fee if they are redeemed or exchanged within three months of the settlement of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B and Class D shares are subject to the following CDSC schedule:

Year of Redemption After Purchase       CDSC
----------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Conversion Feature. After eight years, Class D shares will automatically convert to Class A shares. Class D shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $50,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and, for Class B, Class C and Class D shares, in connection with certain redemptions from tax-sheltered retirement plans. Call 1-800-225-6265 for details. The Class B and Class D CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Distribution and Service Fees. Each Class of shares has in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class A shares of Information Age Fund pay distribution fees to the principal underwriter of 0.50% of Class A average daily net assets on shares outstanding for less than twelve months, and 0.25% on shares outstanding for more than twelve months. Class A shares of Health Sciences Fund pay a distribution fee at the annual rate of 0.25% of average daily net assets. Class B, Class C and Class D shares pay distribution fees at the annual rate of 0.75% of average daily net assets. Because distribution fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B, Class C and Class D shares (except exchange transactions and reinvestments) in an amount equal to 4%, 1% and 5.5%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.

All classes (except Class A of Health Sciences Fund) pay service fees to the principal underwriter for personal and/or account services equal to an annual rate of 0.25% of average daily net assets. Class A shares of Information Age Fund (except those converted from Class D shares) pay service fees on shares outstanding for more than twelve months and such fees are paid to investment dealers based on the value of shares sold by such dealers. After the sale of Class B and Class C shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

The distribution fees paid by Class B and Class C shares are subject to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described more fully in the Statement of Additional Information, uncovered distribution charges of a class are increased by sales commissions payable by the class to the principal underwriter in connection with sales of shares of that class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the class and by CDSCs paid to the principal underwriter by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $100,000 by calling  the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

Redemptions or exchanges of Class A shares made within three months of the settlement of the purchase will be subject to a redemption fee equal to 1% of the amount redeemed. All redemption fees will be paid to the Fund. Redemptions of shares held by 401(k) plans, in proprietary fee-based programs sponsored by broker-dealers, or by Eaton Vance, its affiliated entities and accounts in which Eaton Vance or such an affiliate have a beneficial interest, as well as the redemption of shares acquired as the result of reinvesting distributions, are not subject to the redemption fee.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and/or redemption fee and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.


..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.


..Cash Option        Dividends and capital gains are paid in cash.


..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

Information From the Fund. From time to time, you may be mailed the following:

..Annual  and  Semi-Annual  Reports,   containing  performance   information  and
 financial statements.

..Periodic account statements, showing recent activity and total share balance.

..Form 1099 and tax information needed to prepare your income tax returns.

..Proxy materials, in the event a shareholder vote is required.

..Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-225-6265 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B, Class C and Class D shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.

Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund pays dividends at least once annually and intends to pay capital gains annually. Distributions of income and net capital gains from investments held by a Portfolio for one year or less will be taxable as ordinary income. Distributions of net gains from investments held by a Portfolio for more than one year are taxable as long-term capital gains. Each Fund expects that its distributions will consist primarily of capital gains. The Funds' distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares. A portion of each Fund's distributions may be eligible for the dividends-received deduction for corporations.


Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

A Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's income on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate recognition of ordinary income and may affect the timing or amount of a Fund's distributions.


Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are incorporated by reference and included in each Fund's annual report, which is available on request. The Information Age Fund began offering three Classes of shares (Class A, Class B and Class C) on September 1, 1997. Prior to that date, that Fund offered only Class B shares and Class A and Class C existed as separate funds. Information Age Fund began offering Class D shares on March 9, 2001. The Health Sciences Fund began offering two Classes of shares (Class A and Class B) on September 1, 1997. Prior to that date, that Fund offered only Class A shares and Class B existed as a separate fund. Health Sciences Fund began offering Class C shares on January 5, 1998 and Class D shares on March 2, 2001.


                                                                       Information Age Fund
                                                     --------------------------------------------------------
                                                                       Year Ended August 31,
                                                     --------------------------------------------------------
                                                                           2002 (1)
                                                     --------------------------------------------------------
                                                      Class A       Class B       Class C       Class D
-------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                   $13.640       $13.910       $13.400       $ 8.320
                                                      -------       -------       -------       -------
Income (loss) from operations
Net investment loss                                   $(0.098)      $(0.195)      $(0.187)      $(0.112)
Net realized and unrealized gain (loss)                (2.402)       (2.445)       (2.343)       (1.468)
                                                      --------       -------       -------       -------
Total income (loss) from operations                   $(2.500)      $(2.640)      $(2.530)      $(1.580)
                                                      --------       -------       -------       -------
Less distributions
From net realized gain                                $    --       $    --       $    --       $    --
                                                      -------       -------       -------       -------
Total distributions                                   $    --       $    --       $    --       $    --
                                                      -------       -------       -------       -------
Net asset value - End of year                         $11.140       $11.270       $10.870       $ 6.740
                                                      =======       =======       =======       =======
Total return(3)                                       (18.33)%      (18.98)%      (18.88)%      (18.99)%
Ratios/Supplemental Data+
  Net assets, end of year (000's omitted)             $35,502       $55,898       $17,064       $   764
  Ratios (as a percentage of average daily net
  assets):
   Expenses(4)                                           1.99%         2.72%         2.72%         2.72%
   Net investment loss                                  (0.76)%       (1.48)%       (1.47)%       (1.44)%
  Portfolio turnover of the Portfolio                     107%          107%          107%          107%

 +The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:


  Ratios (as a percentage of average daily net
  assets):
   Expenses(4)                                           2.22%
   Net investment loss                                  (0.99)%
  Net investment loss per share                       $(0.128)

                                                                                Information Age Fund
                                               -------------------------------------------------------------------------------------
                                                                                Year Ended August 31,
                                               -------------------------------------------------------------------------------------
                                                             2001(1)                                             2000(1)
                                               -------------------------------------------------------------------------------------
                                              Class A       Class B      Class C      Class D       Class A      Class B    Class C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year         $21.840      $ 22.380      $216100      $10.000       $17.340      $17.770    $17.280
                                              -------      --------      -------      -------       -------      -------    -------
  Income (loss) from operations
  Net investment loss                         $(0.132)     $(0.249)      $(0.238)     $(0.059)      $(0.213)     $(0.353)   $(0.342)
  Net realized and unrealized gain (loss)      (6.935)      (7.088)       (6.839)      (1.621)        6.939        7.189      6.898
                                              -------      --------      -------      -------       -------      -------    -------
  Total income (loss) from operations         $(7.067)     $(7.337)      $(7.077)     $(1.680)      $ 6.726      $ 6.836    $ 6.556
                                              -------      --------      -------                    -------      -------    -------
  Less distributions
  From net realized gain                      $(1.133)     $(1.133)      $(1.133)     $    --       $(2.226)     $(2.226)   $(2.226)
                                              -------      --------      -------      -------       -------      -------    -------
  Total distributions                         $(1.133)     $(1.133)      $(1.133)     $    --       $(2.226)     $(2.226)   $(2.226)
                                              -------      --------      -------      -------       -------      -------    -------
  Net asset value - End of year               $13.640      $13.910       $13.400      $ 8.320       $21.840      $22.380    $21.610
                                              =======      ========      =======                    =======      =======    =======
  Total return(3)                              (33.65)%     (34.06)%      (34.07)%     (16.80)%       43.12%       42.58%     42.42%
  Ratios/Supplemental Data+
  Net assets, end of year
     (000's omitted)                          $49,231      $87,092       $27,527      $   469       $68,208     $148,603    $41,113
  Ratios (as a percentage of
     average daily net assets):
   Expenses(4)                                   1.99%        2.64%         2.64%        2.62%(5)     1.99%        2.59%       260%
   Net investment loss                          (0.78)%      (1.44)%       (1.44)%      (1.37)%(5)   (0.98)%      (1.59)%    (1.57)%
  Portfolio turnover of the Portfolio             160%         160%          160%         160%         173%         173%       173%

 +The expenses of the Fund reflect a reimbursement of Class A distribution and service fees. Had such action not been taken, the ratios and net investment loss per share would have been as follows:

   Ratios (as a percentage of
      average daily net assets):
        Expenses(4)                              2.14%                                                 2.12%
        Net investment loss                     (0.93)%                                               (1.11)%
   Net investment loss per share              $(0.156)                                              $(0.241)

                                                   (See footnotes on last page.)

                                                              Information Age Fund
                                        -------------------------------------------------------------------
                                                              Year Ended August 31,
                                        -------------------------------------------------------------------
                                                    1999 (1)                           1998
                                        -------------------------------------------------------------------
                                          Class A    Class B    Class C    Class A    Class B     Class C
-----------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year       $11.710    $12.030    $11.720    $11.970    $12.310     $12.020
                                          -------    -------    -------    -------    -------     -------
Income (loss) from operations
Net investment loss                       $(0.217)   $(0.284)   $(0.290)   $(0.156)   $(0.210)    $(0.205)
Net realized and unrealized gain            6.469      6.646      6.472      0.431      0.465       0.440
                                          -------    -------    -------    -------    -------     -------
Total income from operations              $ 6.252    $ 6.362    $ 6.182    $ 0.275    $ 0.255     $ 0.235
                                          -------    -------    -------    -------    -------     -------
Less distributions
From net realized gain                    $(0.622)   $(0.622)   $(0.622)   $(0.535)   $(0.535)    $(0.535)
                                          -------    -------    -------    -------    -------     -------
Total distributions                       $(0.622)   $(0.622)   $(0.622)   $(0.535)   $(0.535)    $(0.535)
                                          -------    -------    -------    -------    -------     -------
Net asset value - End of year             $17.340    $17.770    $17.280    $11.710    $12.030     $11.720
                                          =======    =======    =======    =======    =======     =======
Total return (3)                            54.95%     54.39%     54.29%      2.32%      2.08%       1.96%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)   $20,908    $49,963    $ 6,118    $12,263    $30,331     $ 2,531
Ratios (as a percentage of average
daily net assets):
  Expenses (4)                               2.46%      2.87%      2.93%      2.68%      3.12%       3.20%
  Net investment loss                       (1.47)%    (1.88)%    (1.94)%    (1.20)%    (1.64)%     (1.72)%
Portfolio turnover of the Portfolio           131%       131%       131%       157%       157%        157%

                                                   (See footnotes on last page.)

                                                                       Health Sciences Fund
                                                     --------------------------------------------------------
                                                                       Year Ended August 31,
                                                     --------------------------------------------------------
                                                                           2002 (1)
                                                     --------------------------------------------------------
                                                      Class A       Class B       Class C       Class D
-------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year                  $ 10.280      $ 11.150       $  9.310      $ 9.860
                                                     --------      --------       --------      -------
Income (loss) from operations
Net investment loss                                  $ (0.082)     $ (0.164)      $ (0.134)     $(0.135)
Net realized and unrealized gain (loss)                (2.108)       (2.276)        (1.896)      (2.015)
                                                     ---------     ---------      --------       -------
Total income (loss) from operations                  $ (2.190)     $ (2.440)      $ (2.030)     $(2.150)
                                                     ---------     ---------      --------       -------
Less distributions
From net realized gain                               $ (0.450)     $ (0.450)      $ (0.450)     $(0.450)
                                                     --------      --------       --------      -------
Total distributions                                  $ (0.450)     $ (0.450)      $ (0.450)     $(0.450)
                                                     --------      --------       --------      -------
Net asset value - End of year                        $  7.640      $  8.260       $  6.830      $ 7.260
                                                     ========      ========       ========      =======
Total return (3)                                      (21.87)%      (22.43)%        (22.46)%    (22.43)%
Ratios/Supplemental Data+
  Net assets, end of year (000's omitted)            $772,283      $593,993       $310,766      $10,854
  Ratios (as a percentage of average daily net
    assets):
      Operating expenses(4)                              1.69%         2.44%          2.44%        2.44%
      Net expenses after custodian
        fee reduction (4)                                1.67%         2.42%          2.42%        2.42%
      Net investment loss                               (0.90)%       (1.66)%        (1.65)%      (1.59)%
    Portfolio turnover of the Portfolio                    38%           38%            38%          38%


                                                                                Health Sciences Fund
                                               -------------------------------------------------------------------------------------
                                                                                Year Ended August 31,
                                               -------------------------------------------------------------------------------------
                                                             2001(1)                                             2000(1)
                                               -------------------------------------------------------------------------------------
                                              Class A       Class B      Class C      Class D       Class A      Class B    Class C
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year       $ 12.330      $ 13.670      $11.530      $10.000       $ 6.160     $  7.060    $ 6.070
                                            --------      --------      -------      -------       -------     --------    -------
  Income (loss) from operations
  Net investment loss                       $ (0.094)     $(0.190)      $(0.158)     $(0.088)      $(0.114)    $ (0.198)   $(0.182)
  Net realized and unrealized gain (loss)     (1.447)      (1.589)       (1.321)      (0.052)        6.758        7.520      6.354
                                            --------      --------      -------      -------       -------     --------    -------
  Total income (loss) from operations       $ (1.541)     $(1.779)      $(1.479)     $(0.140)      $ 6.644     $  7.322    $ 6.172
                                            --------      --------      -------                    -------     --------    -------
  Less distributions
  From net realized gain                    $ (0.509)     $(0.741)      $(0.741)     $    --       $(0.474)    $ (0.712)   $(0.712)
                                            --------      --------      -------      -------       -------     --------    -------
  Total distributions                       $ (0.509)     $(0.741)      $(0.741)     $    --       $(0.474)    $ (0.712)   $(0.712)
                                            --------      --------      -------      -------       -------     --------    -------
  Net asset value - End of year             $ 10.280      $11.150       $ 9.310      $ 9.860       $12.330     $ 13.670    $11.530
                                            ========      ========      =======      =======       =======     ========    =======
  Total return(3)                             (13.08)%     (13.75)%      (13.70)%     ( 1.40)%      116.52%      114.93%    114.90%
  Ratios/Supplemental Data
  Net assets, end of year
     (000's omitted)                        $783,176      $621,963      $27,527      $   469       $68,208     $148,603    $41,113
  Ratios (as a percentage of
     average daily net assets):
       Operating expenses(4)                    1.71%         2.45%        2.46%        2.48%(5)      1.79%        2.54%      2.53%
       Net expenses after custodian
         fee reduction (4)                      1.69%         2.43%        2.44%        2.46%(5)      1.74%        2.49%      2.48%
       Net investment loss                     (0.89)%       (1.64)%     (1.64)%       (1.77)%(5)    (1.29)%      (2.03)%    (2.02)%
  Portfolio turnover of the Portfolio             24%           24%         24%           24%           31%          31%        31%

                                                              Health Sciences Fund
                                        -------------------------------------------------------------------
                                                              Year Ended August 31,
                                        -------------------------------------------------------------------
                                                    1999 (1)                           1998
                                        -------------------------------------------------------------------
                                          Class A    Class B    Class C    Class A    Class B     Class C
-----------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year       $ 4.180   $  4.880    $ 4.230    $ 4.980    $ 5.840     $ 5.000
                                          -------   --------    -------    -------    -------     -------
Income (loss) from operations
Net investment loss                       $(0.061)  $ (0.107)   $(0.100)   $(0.070)   $(0.102)    $(0.038)
Net realized and unrealized gain            2.265      2.263      2.276     (0.730)    (0.858)     (0.732)
                                          -------   --------    -------    -------    -------     -------
Total income from operations              $ 2.204   $  2.516    $ 2.176    $(0.800)   $(0.960)    $(0.770)
                                          -------   --------    -------    -------    -------     -------
Less distributions
From net realized gain                    $(0.224)  $ (0.336)   $(0.336)   $    --    $    --     $    --
                                          -------   --------    -------    -------    -------     -------
Total distributions                       $(0.224)  $ (0.336)   $(0.336)   $    --    $    --     $    --
                                          -------   --------    -------    -------    -------     -------
Net asset value - End of year             $ 6.160   $  7.060    $ 6.070    $ 4.180    $ 4.880     $ 4.230
                                          =======   ========    =======    =======    =======     =======
Total return (3)                            53.28%     52.29%     52.16%    (15.94)%   (16.44)%    (15.40)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)   $89,214   $107,923    $ 7,778    $66,831    $75,111     $ 1,905
Ratios (as a percentage of average
  daily net assets):
    Operating expenses(4)                    1.69%      2.29%      2.44%      1.83%      2.43%       2.67%(5)
      Interest expense(4)                    0.01%      0.01%      0.01%        --         --          --
      Net expenses after custodian
        fee reduction(4)                     1.63%      2.23%      2.38%      1.69%      2.29%       2.53%(5)
      Net investment loss                   (1.11)%    (1.70)%    (1.82)%    (1.21)%    (1.80)%     (1.84)%(5)
    Portfolio turnover of the Portfolio        41%        41%        41%        34%        34%         34%

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the Information Age Fund for the period from the commencement of offering of Class D shares, March 9, 2001, to August 31, 2001 and for the Health Sciences Fund for the period from the commencement of offering of Class C shares, January 5, 1998, to August 31, 1998 and Class D shares, March 2, 2001 to August 31, 2001.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its Portfolio's allocated expenses.
(5) Annualized.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------


                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Funds' SEC File No. is 811-1241.                                    1/1COMBP

138-1/03                                         (C) 2003 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          January 1, 2003








                             Eaton Vance Asian Small
                                 Companies Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                Page                              Page
Strategies and Risks             2       Purchasing and Redeeming Shares      16
Investment Restrictions          6       Sales Charges                        17
Management and Organization      7       Performance                          20
Investment Advisory and                  Taxes                                21
  Administrative Services       12       Portfolio Securities
Other Service Providers         15         Transactions                       23
Calculation of Net Asset Value  15       Financial Statements                 25

Appendix A: Class A Fees, Performance and Ownership                           26
Appendix B: Class B Fees, Performance and Ownership                           28
Appendix C: Asian Region Countries                                            29


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated January 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.


(c) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Portfolio's policy of investing at least 80% of net assets in equity securities of Asian small companies, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

The Portfolio's primary strategies are defined in the prospectus. The following is a description of the various investment practices in which the Portfolio may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks. The Portfolio's investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help the Portfolio achieve its investment objective.

Equity Investments. Equity investments in which the Portfolio may invest include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership  by  foreign  investors  to  certain  classes  of  equity  securities;
convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the investment adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will attempt to promptly dispose of any convertible debt instrument which is rated or determined by the investment adviser to be below investment grade subsequent to acquisition by the Portfolio. In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets. Except during unusual market conditions, the Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.

Direct Investments. The Portfolio may invest up to 10% of its total assets in direct investments in smaller companies based in Asia. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The investment adviser anticipates that these agreements will, in appropriate circumstances, provide it with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio investment in the enterprise. Such a representative will be expected to provide the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Securities Trading Markets. A high proportion of the shares of many issuers in the Asian Region (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in Asian Region countries is comparatively underdeveloped. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for such options held would be so invested.

Risks Associated With Derivative Instruments. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the

Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

Repurchase Agreements. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.


Lending Portfolio Securities. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.


Temporary Investments. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in a realization of net short-term capital gains. During the fiscal year ended August 31, 2002, the portfolio turnover rate of the Portfolio was 83%.


                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;
     (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
     (3)  Underwrite securities of other issuers;
     (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contacts for the purchase or sale of physical commodities;
     (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;
     (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of anyone issuer, or invest in more than 10% of the outstanding voting securities of anyone issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or
     (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policy has been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:


     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.


Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION


Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer, with the exception of Messrs. Lloyd George, Chen, Kerr and Sitabkhan, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address for Messrs. Lloyd George, Chen, Kerr and Sitabkhan is 3808 One Exchange Square, Central, Hong Kong. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
                     Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age       the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JESSICA M. BIBLIOWICZ  Trustee of the  Since 1998          President and Chief Executive           185           None
11/28/59               Trust                               Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999)
                                                           and a Director of Baker, Fentress
                                                           & Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested person
                                                           because of her affiliation with a
                                                           brokerage firm.

JAMES B. HAWKES        Trustee of the  Trustee of the      Chairman, President and Chief           190           Director of EVC,
11/9/41                Trust; Trustee  Trust since         Executive Officer of BMR, Eaton                       EV and EVD
                       and Vice        1989; Trustee       Vance and their corporate parent
                       President of    and Vice            and trustee (EVC and EV Director
                       the Portfolio   President of        of EV, Vice President and Director
                                       the Portfolio       of EVD.  Trustee or officer of 190
                                       since 1996          investment companies in the Eaton Vance
                                                           Fund Complex.  Mr. Hawkes is an interested
                                                           person because of his positions with BMR,
                                                           Eaton Vance and EVC, which are affiliates
                                                           of the Trust and the Portfolio.

HON. ROBERT            President and   Since 1992          Chief Executive Officer of                5           Chairman of LGM
LLOYD GEORGE           Trustee of                          Lloyd George Management (B.V.I.)
8/13/52                the Portfolio                       Limited (LGM) and of the investment
                                                           adviser.  Mr. Lloyd George is an
                                                           interested person because of his
                                                           positions with LGM, which is an
                                                           affiliate of the Portfolio.

Noninterested Trustees
EDWARD K.Y. CHEN       Trustee of      Since 1992          President of Lingnan University           5           Director of First
1/14/45                the Portfolio                       in Hong Kong. Board Member of                         Pacific Company,
                                                           the Mass Transit Railway Corporation.                 Asia Satellite
                                                           Member of the Executive Council of                    Telecommunications
                                                           the Hong Kong government from 1992-1997.              Holdings Ltd. and
                                                                                                                 Wharf Holdings
                                                                                                                 Limited (property
                                                                                                                 management and
                                                                                                                 communications)

                                       7

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
                     Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age       the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------  ------------------  ------------------------------  --------------------  -------------------
DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners,           190           Trustee/Director of
3/26/31                                Trust since         Inc. (corporate relations and                         the Royce Funds
                                       1989; of the        communications company).                              (mutual funds)
                                       Portfolio                                                                 consisting of
                                       since 1996                                                                17 portfolios

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            190           Director of Tiffany
2/23/35                                Trust since         Investment Banking Emeritus,                          & Co. (specialty
                                       1989; of the        Harvard University Graduate                           retailer) and
                                       Portfolio           School of Business Administration.                    Telect, Inc.
                                       since 1996                                                                (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation          190           None
9/21/35                                Trust since         (an investment and financial
                                       1989; of the        advisory services company)
                                       Portfolio           (since September 2000).
                                       since 1996          Chairman, Helman, Jordan
                                                           Management Co., Inc. (an investment
                                                           management company) (since November
                                                           2000). Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning institutional
                                                           investment management firms) and
                                                           Chairman, President and
                                                           Director, UAM Funds (mutual funds).


LYNN A. STOUT          Trustee         Since 1998          Professor of Law, University of         185           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).
                                                           Formerly, Professor of Law,
                                                           Georgetown University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant       170           None
2/21/30                                Trust since
                                       1989; of the
                                       Portfolio
                                       since 1996

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth           Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.   President of the Trust        Since 2002*                 Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Officer of 50 investment
                                                                                companies managed by Eaton Vance or BMR.

GREGORY L. COLEMAN    Vice President                Since 2001                  Partner of Atlanta Capital Management LLC. Officer
10/28/49              of the Trust                                              of 10 investment companies managed by Eaton Vance
                                                                                or BMR.

WILLIAM WALTER        Vice President and            Since 1996                  Director, Finance Director and Chief Operating
RALEIGH KERR          Assistant Treasurer                                       Officer of the investment adviser.  Director of LGM.
8/17/50               of the Portfolio                                          Officer of 4 investment companies managed by Eaton
                                                                                Vance or BMR.

ZAHEER SITABKHAN      Vice President of             Since 1999                  Officer of 2 investment companies managed by Eaton
1/17/65               the Portfolio                                             Vance or BMR.

JAMES A. WOMACK       Vice President of             Since 2001                  Vice President of Atlanta Capital Management LLC.
10/20/68              the Trust                                                 Officer of 10 investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR     Treasurer of                  Since 1989                  Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                the Trust                                                 of 112 investment companies managed by Eaton Vance
                                                                                or BMR.

WILLIAM J.            Treasurer of                  Since 2002*                 Assistant Vice President of Eaton Vance and BMR.
AUSTIN, JR.           the Portfolio                                             Officer of 41 investment companies managed by Eaton
12/27/51                                                                        Vance or BMR.

                                       8

Name and              Position(s) with the          Term of Office and
Date of Birth           Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
ALAN R. DYNNER        Secretary                     Since 1997                  Vice President, Secretary and Chief Legal Officer
10/10/40                                                                        of BMR, Eaton Vance, EVD and EVC. Officer of 190
                                                                                investment companies managed by Eaton Vance or BMR.

* Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1996.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended August 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio.. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended August 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, Lloyd George or their affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended August 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Lloyd George's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                                    Aggregate Dollar Range of Equity
                                                                   Securities Owned in All Registered
                        Dollar Range of Equity Securities           Funds Overseen by Trustee in the
Name of Trustee                 Owned in the Fund                       Eaton Vance Fund Complex
---------------         ---------------------------------          -----------------------------------
Interested Trustees
Jessica M. Bibliowicz              None                                     $10,001 - $50,000
James B. Hawkes              $10,001 - $50,000                                over $100,000

Noninterested Trustees
Donald R. Dwight                   None                                       over $100,000
Samuel L. Hayes, III               None                                       over $100,000
Norton H. Reamer                   None                                       over $100,000
Lynn A. Stout                      None                                     $10,001 - $50,000
Jack L. Treynor                    None                                       $1 - $10,000

As of December 31, 2001, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM.

During the calendar years ended December 31, 2000 and December 31, 2001, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD, LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC or LGM, distributed by EVD or a person controlling, controlled by or under common control with EVC, EVD or LGM; (iii) EVC, EVD or LGM; (iv) a person controlling, controlled by or under common control with EVC, EVD or LGM; or (v) an officer of any of the above.

During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or LGM or any person controlling, controlled by or under common control with EVC, EVD or LGM served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended August 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2001, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of               Jessica M.           Edward K.Y.       Donald R.      Samuel L.        Norton H.       Lynn A.      Jack L.
Compensation            Bibliowicz              Chen            Dwight          Hayes           Reamer          Stout       Treynor
------------            ----------              ----            ------          -----           ------          -----       -------
Trust(2)                $  2,645                 N/A         $  2,189         $  2,470          $  2,179      $  2,414    $  2,538
Portfolio                    N/A             $ 5,000                0                0                 0             0           0
Total                    160,000              27,429          162,500(3)       170,000           160,000       160,000(4)  170,000

(1) As of January 1, 2003, the Eaton Vance fund complex consists of 191 registered investment companies or series thereof.
(2)  The Trust consisted of 10 Funds as of August 31, 2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

Organization

The Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on January 19, 1996 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES
Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

Category        Average Daily Net Assets for the Month          Annual Fee Rate
--------        --------------------------------------          ---------------
2               $500 million, but less than $1 billion               0.70%
3               $1 billion, but less than $1.5 billion               0.65%
4               $1.5 billion but less than $2 billion                0.60%
5               $2 billion but less than $3 billion                  0.55%
6               $3 billion and over                                  0.50%


The following table sets forth the net assets of the Portfolio and the advisory fees paid by the Portfolio during the three fiscal years ended August 31, 2002.

                      Advisory Fee Paid for Fiscal Year Ended
 Net Assets at        ---------------------------------------
August 31, 2002  August 31, 2002  August 31, 2001   August 31, 2000
---------------  ---------------  ---------------   ---------------
  $56,246,821       $385,836         $351,917          $458,883


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Information About Lloyd George. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

The investment adviser and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the investment adviser and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. The investment advisers follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.

Administrative Services. Under Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

Category        Average Daily Net Assets for the Month          Annual Fee Rate
--------        --------------------------------------          ---------------
1               less than $500 million                              0.25000%
2               $500 million, but less than $1 billion              0.23333%
3               $1 billion, but less than $1.5 billion              0.21667%
4               $1.5 billion but less than $2 billion               0.20000%
5               $2 billion but less than $3 billion                 0.18333%
6               $3 billion and over                                 0.16667%


As of August 31, 2002, the Fund had net assets of $3,202,380. For the three fiscal years ended August 31, 2002, absent fee reductions in the amounts of $1,345, $2,425 and $3,616, Eaton Vance would have earned management fees of $3,216, $2,425, and $3,616, respectively, equivalent to 0.25% of the Fund's average daily net assets for each year.

As of August 31, 2002, the Portfolio had net assets of $56,246,821. For the three fiscal years ended August 31, 2002, Eaton Vance earned administration fees of $129,561, $117,196, and $153,418, respectively, equivalent to 0.25% of the Portfolio's average daily net assets for each year.


Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.


Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance shall receive an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended August 31, 2002, Eaton Vance was paid $64 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.


                             OTHER SERVICE PROVIDERS


Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.


Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.


                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.


While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or
(ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net asssets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenece of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B shares. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B.

Distribution of Class B shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% of the annual average daily net assets for Class B. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B Plan and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For the service fees paid, see Appendix B.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of: foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

Present and prospective investors may be provided with information on investing in equity securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.


Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.


                                      TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended August 31, 2002.


Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year

(as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.


The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS


Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.


Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended August 31, 2002, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                   Amount of Transactions      Commissions Paid on
  Fiscal Year       Brokerage        Directed to Firms      Transactions Directed to
      End        Commission Paid     Providing Research     Firms Providing Research
  -----------    ---------------   ----------------------  -------------------------
August 31, 2002      $352,894            44,541,383                $186,178
August 31, 2001     $ 338,687
August 31, 2000      $542,045

                              FINANCIAL STATEMENTS


The audited financial statements of, and the independent auditors' report for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2002, as previously filed electronically with the SEC:

                     Eaton Vance Asian Small Companies Fund
                         Asian Small Companies Portfolio
                      (Accession No. 0000912057-02-040062).

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                        Repurchase
                                                       Distribution                     Service         Transaction
                          Sales            Sales            Fee                           Fees             Fees
                       Charges to       Charges to        Paid to                       Paid to           Paid to
 Total Sales           Investment        Principal       Principal    Total Service    Investment        Principal
Charges Paid            Dealers         Underwriter     Underwriter     Fees Paid       Dealers         Underwriter
------------            -------         -----------     -----------     ---------       -------         -----------
 $32,822                $28,350           $4,472          $3,468         $1,234         $1,158             $25

For the fiscal years ended August 31, 2001 and August 31, 2000, total sales charges of $0 and $10,129, respectively, were paid on sales of Class A, of which the principal underwriter received $0 and $1,576, respectively.


Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Pre-tax total return for the period prior to March 1, 1999 reflects the total return of the Portfolio's predecessor, adjusted to reflect the Class A sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                                             Length of Period Ended August 31, 2002
Average Annual Total Return:                                                  One Year**            Life of Fund**
----------------------------                                                 -------------         ---------------
Before Taxes and Excluding Maximum Sales Charge                                 20.12%                  26.83%
Before Taxes and Including Maximum Sales Charge                                 13.21%                  24.71%
After Taxes on Distributions and Excluding Maximum Sales Charge                 20.12%                  26.41%
After Taxes on Distributions and Including Maximum Sales Charge                 13.21%                  24.29%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  12.35%                  22.48%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge   8.11%                  20.3%

     Class A commenced operations March 1, 1999.

Control Persons and Principal Holders of Securities. At December 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

National Investor Services FBO 777-02889-21     New York, NY           38.4%
Norman R. Bodine                                Clinton, WA             6.4%


Beneficial owners of 25% or more of this Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission
  Paid by                                                                                                        Repurchase
 Principal             Distribution                                Uncovered                      Service       Transaction
Underwriter                  Fee                   CDSC           Distribution                      Fees            Fees
    to                    Paid to                 Paid to         Charges (as a                   Paid to          Paid to
Investment               Principal               Principal          % of Class        Service   Investment        Principal
 Dealers                Underwriter             Underwriter         Net Assets)         Fees      Dealers        Underwriter
--------                -----------             -----------         -----------         ----      -------        -----------
$25,094                   $2,071                  $8,000          $39,000 (4.6%)        $298       $108              $20


Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Pre-tax total return for the period prior to October 7, 1999 reflects the total return of the Portfolio's predecessor, adjusted to reflect the Class B sales charge. Predecessor total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                                               Length of Period Ended August 31, 2002
Average Annual Total Return:                                                    One   Year**         Life of Fund**
----------------------------                                                    -------------        ---------------
Before Taxes and Excluding Maximum Sales Charge                                    19.49%               25.63%
Before Taxes and Including Maximum Sales Charge                                    14.49%               25.14%
After Taxes on Distributions and Excluding Maximum Sales Charge                    19.49%               25.04%
After Taxes on Distributions and Including Maximum Sales Charge                    14.49%               24.54%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge     11.97%               21.42%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge      8.89%               20.99%

     Predecessor Fund commenced operations March 1, 1999.

Control Persons and Principal Holders of Securities. At December 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        37.5%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                             ASIAN REGION COUNTRIES

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees makes no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of Asian Region countries and the Fund's performance.

                                    AUSTRALIA

The Commonwealth of Australia comprises an area of about 7,692,030 square kilometers -- slightly smaller than the US contiguous 48 states, and about 50% greater than Europe (excluding the former USSR) and 32 times greater than the UK. Australia's population of 19.8m is almost 5 times the size of the population at the time of Federation.

There are 3 levels of government in Australia: Federal, State and local. The 6 Australia colonies federated in 1901 to form the Commonwealth of Australia.

The Australian economy is the 16th largest in the world, with GDP valued at US$390 billion. The structure of the Australian economy is similar to that of most industrialized economies, but with a tendency toward a smaller manufacturing sector (15% of GDP) relative to a world average of closer to 25% and a larger mining/resources sector of around 5% of total GDP.

Australia's dependence on the Asian region as a destination for exports also distinguishes it from most other industrial countries. 35% of exports are destined for East Asia, with a further 20% destined for Japan. The Europe and US combined only account for 20% of the total. In contrast, Australia's dependence on these countries for imports is more pronounced, accounting for about 50% of the total.

Australia's economic development has been one of contrast and change. In the early years of settlement (1788-1820), there was little scope for industrial or commercial enterprises. Between 1820 and 1850, the pastoral industry led Australia's economic development, and by 1850 it was supplying well over 50% of the British market for imported wool. Gold surpassed wool as Australia's major export earner throughout the 1850's and 1860's, resulting in a rapid expansion of banking and commerce. From 1901 to 1930, manufacturing expanded, with impetus from Federation and the elimination of customs barriers between States, and from the First World War.

After the Second World War, all sectors of the economy experienced growth. The onset of oil price rises in 1973-74 led the world into recession, and "stagflation" affected all sectors. The modest employment growth between 1968 and 1979 was dominated by the service sector. The 1980's and 1990's have seen a decline in the relative contribution to GDP from goods-producing industries and a rise in the contribution from services industries.

The rural sector now accounts for approximately 4% of GDP, and about 5% of employment. The mining sector also accounts for around 5% of GDP, but only 1% of employment. Manufacturing and property & business services are dominant contributors to GDP, at 14.1% and 13.7% respectively. Exports of resource products accounts for about 50% of total merchandise exports, with metal ores and coal the two largest export items. The services sector accounts for approximately 66% of GDP, approximately 55% of employment and around 20% of exports by value.

As of 30 September 2002, the market capitalization of Australian equities was US$351 billion.

                           PEOPLE'S REPUBLIC OF CHINA

China is the world's third largest country occupying a region of 9.6 million square kilometers. China is the world's most populous nation, consisting of more than one-fifth of the human race. Total population is approximately 1.2 billion.

In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic growth eventually led to the ascendancy of reformers headed by Deng Xiaoping. In the late 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders.

The Chinese Communist Party (CCP) has just completed the 16th Party Congress in November 2002, with Hu Jintao being selected to replace Jiang Zemin as the General Secretary of the Party. However, Jiang Zemin is expected to remain influential as he retains the position of the Central Military Commission of CCP. Within the new Politburo Standing Committee, the highest decision-making body in CCP (effectively the power center of Chinese politics), most of the members are thought to be associated with Jiang Zemin. In any case, we do not expect major change in China's economic policy due to the leadership succession.

Since 1992, China has achieved average annual growth in real gross domestic product (GDP) averaging in excess of 8%. The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing in weighting, continues to constitute the bulk of the economy. In recent years, however, the economy has been significantly restructured through relaxing of government authority in the day to day operations in industrial enterprises. Market forces have played a much larger role in allocating economic resources in recent years.

Manufacturing  sector  accounted  for 44.4% of China's GDP in 2001. In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry. Considerable industrial growth has come from private-run and foreign-invested enterprises in South China and East China. Industrial output has grown rapidly and is increasingly important to the Chinese economy. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as micro-electronics and telecommunications. However, many enterprises have a huge staff burden which must be relieved to increase the competitiveness of the enterprises. To avoid social unrest caused by the increase in unemployment rate, there is so far no easy solution.

Inflation, which was a problem in early 1990s, has been under control, but deflation is becoming an issue. Inflation rate rocketed to 24% in 1994 and then dropped to 8.3% in 1996 and 2.8% by 1997. The control achieved over inflation is the result of austerity measures implemented by the government during 1994 to 1996. The impact of these austerity measures was exacerbated by the Asian financial crisis of 1997 and 1998, and, with the inherent structural imbalances in the Chinese economy, caused China to enter a sustained period of deflation. In response, the Chinese government has implemented a series of fiscal and monetary stimulus packages aimed at boosting domestic demand. Despite the strong domestic demand, China cannot completely shake away the deflationary pressure. After two years of slights positive inflation in 2000 and 2001, deflation re-emerged in 2002.

In the last few years, mainly due to the massive inflow of FDI in the electronics manufacturing sector, electronics replaced textiles and garments as the largest export category. In 2001, exports of electronics and textile/garment reached US$73 billion and US$54 billion respectively, 27% and 20% of total exports respectively. China has recorded a trade surplus every year from 1994 onwards, and reached US$23 billion in 2001. With China's export production base increasingly shifted to East China (around Shanghai), HK's role as a re-export center has been reduced. Therefore, the share of Chinese exports directed to HK has dropped from 27% in 1994 to only 17% in 2001. Also, the share of Chinese exports from Guangdong province dropped from 44% in 1994 to 36% in 2001, and from Greater Shanghai (Shanhai, Jiangsu and Zhejiang) rose from 19% to 30% during the same period.

China has remained a conservative borrower but since the early 1980s has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. However, China's foreign debt is still in a very healthy position. Total foreign debt as at 2001 was estimated at US$212 billion while foreign exchange reserve was at US$158 billion. The primary sources of foreign capital for China include: International Monetary Fund and World Bank loans and credits; government low interest loans and credits; and commercial loans and credits. China is also a major recipient of FDI. In 2001, FDI into China reached US$47 billion.

There is centralized control and unified management of foreign exchange in China. The renminbi has remained stable at the 1994 level for the past years.

There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. From 2001 onwards, "B" share market was opened to domestic investors, and their total market capitalization in October 2002 was at US$11 billion. In November 2002, the China Securities Regulatory Commission and the People's Bank of China jointly announced a Qualified Foreign Institutional Investors (QFII) scheme allowing foreign investors to participate in the "A" share market, which were offered exclusively to domestic investors. Total market capitalization of the "A" share market reached US$505 billion by October 2002, making it probably the second largest stock market in Asia after Japan.


                                    HONG KONG


As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the Colony in 1841. China remains Hong Kong's largest trade partner. In 2001, 45.3% of Hong Kong's total imports came from China, representing a dramatic increase from the 34% level in the early 1990s. On the export front, China accounted for 36.9% of Hong Kong exports in 2001. Since the implementation of the Open Door Policy in

1979, most of the Hong Kong based companies have set up factories in Southern China. Most of the manufacturing facilities are located in the province of Guangdong, where it is estimated that Hong Kong companies currently employ more than 6 million workers or close to 10% of the Guangdong province population.

There also has been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the setting up of representative offices or window companies, purchase of stakes in existing companies as well as direct investment in properties. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of over 78 million.

To sustain the growth of the Guangdong economy, the Hong Kong government in 1989 unveiled PADS, the Port and Airport Development Strategy. The project, which cost in excess of $21 billion, was designed to allow Hong Kong's cargo handling capacity to increase by four times between 1988 and 2011 and its air traffic handling capacity to increase from 15 million passengers in 1988 to 50 million 2011. Recently signed US-Hong Kong Air Services Agreement also reinforced Hong Kong's CLK International Airport as the regional aircargo hub, facilitating South China's export via air freight, particularly for the high margin consumer electronics/computer related products destined to the US and other OECD countries. Last but not least, the proposed construction of the Zhuhai-Lantau-Macau-Shekou bridge is likely to be finalized in the first half of 2003 and this serves as an important link between the Western Pearl River Delta and Hong Kong, further facilitating the flow of passengers and goods.

In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations. The Basic Law, the outline for Hong Kong's government post reunification with China in 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997. This integration process directly affects the value of Hong Kong investments. In the five years since the handover in mid 1997, Basic Law has worked extremely well and Beijing officials had never meddled or attempted to meddle with Hong Kong's financial and political affairs, even in July 1998 when the currency peg was under severe pressure.


In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 1999 contributed over 85% of GDP.


The competitive devaluation of the Asian currencies together with a general slowdown in the global economy had severe impact on Hong Kong's asset prices and residential property prices had fallen by more than 65% in just five years. The government announced a property reflation package in late 2002 targeting at controlling land supply as well as stimulating demand for properties (rental coupon, subsidised loans). Initial response was very positive as week-on-week transaction has picked up significantly (+50%) since the announcement of the reflation package. However, prices are unlikely to improve anytime soon as overhang of more than 20,000 (units launched but remained unsold) will take some time to digest.

The Stock Exchange of Hong Kong Ltd. ("SEHK"), with a total market capitalization as of October 2002 of approximately US$453 billion is now one of the largest stock markets in Asia. As of that date, 803 companies and 1,426 securities were listed on the SEHK.

There are no regulations governing foreign investment nor exchange controls in Hong Kong. Investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.


                                      INDIA

India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. It is situated in South Asia and is bordered by Nepal, Bhutan and China in the north, Myanmar and Bangladesh in the east, Pakistan in the west and Sri Lanka in the south.

India's population is currently estimated at approximately 1,054 million; the figure in 1991, according to the official census, was 846 million. Most of the population still lives in rural areas. Approximately 84 percent are Hindus, 11 percent Muslims, 2 percent Sikhs, 2 percent Christians and 1 percent Buddhists. Hindi is one of the major languages, with English also being used widely in official and business communications. With a middle class of approximately 150 million people, India constitutes one of the largest markets in the world.

Unlike certain other emerging market countries, India has a long tradition of trade and markets, despite the central planning of the economy carried out by the Indian government in the first decades after India's independence. The Bombay Stock Exchange, for example, was founded over 120 years ago, is the oldest stock exchange in Asia and currently lists almost 5,800 companies, more than the New York Stock Exchange.


India became independent from the United Kingdom in 1947. It is governed by a parliamentary democracy under the Constitution of India, under which the executive, legislative and judicial functions are separated. India has been engaged in a policy of gradual economic reform since the mid-1980's. In 1991, the Government of Prime Minister Narasimha Rao had introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. The main focus of the policy was to place more authority for making business decisions in the hands of those who operate the businesses. The system of industrial licenses known as the "License Raj", by means of which the government controlled many private sector investment decisions, was substantially modified. Government approvals required to increase, reduce or change production have been greatly reduced.


Modern economic development in India began in the mid-1940's with the publication of the Bombay Plan. The Planning Commission was established in 1950 to assess the country's available resources and to identify growth areas. A centrally planned economic model was adopted, and in order to control the direction of private investment, most investment and major economic decisions required government approval. Foreign investment was allowed only selectively. This protectionist regime held back development of India's economy until the mid-1980's when there began a gradual move towards the liberalization and market orientation of the economy. After the liberalization measures, which began in 1985, the annual growth of the country's real gross domestic product has risen from an average 3-4% since the 1940's to an average 5.7% between 1991 and 2001.

Since 1991, successive governments have continued to adopt measures to further open the economy to private investment, attract foreign capital and speed up the country's industrial growth rate. For example, the banking and insurance industry has been opened to the private sector, including to foreign investors. Most banks were nationalized in 1969, and no new privately owned banks had been permitted. The Government is now granting new banking and insurance licenses. In another move the administered price mechanism in the petroleum sector was dismantled in April 2002; with this the pricing of petroleum products became market determined. The Government also permitted foreign brokerage firms to operate in India on behalf of Foreign Institutional Investors ("FIIs"), and has permitted foreign investors to own majority stakes in Indian asset management companies. In 1992, it was announced that FIIs would be able to invest directly in the Indian capital markets. In September 1992, the guidelines for FIIs were published and a number of such investors have been registered by the Securities and Exchange Board of India, including the Adviser. Recently, restrictions on maximum investment limits applicable to FIIs investing in Indian companies, have been liberalized and FIIs have been allowed to trade in all derivative products. In 1995, FII regulations were supplemented and the Parliament approved the establishment of central share depositories. Beginning in September 1995, several measures have been adopted to establish securities depositories and permit trading without share certificates. Dematerialization (paperless) trading which began in 1997 and as of the date hereof more than 4,547 companies have joined the National Securities Depository Ltd. (NSDL) offering demat facilities to investors. These companies represent over 90% of the market capitalization of the Indian market.

The government has progressively cut subsidies to ailing public sector businesses. Despite resistance by labor union and other interest groups, privatization is real, with big ticket sales of Videsh Sanchar Nigam Ltd (VSNL, a telecom company) and IBP Ltd (a petroleum marketing company). The momentum is likely to continue in respect of big ticket sales of Hindustan Petroleum
Corporation and Bharat Petroleum Corporation. Continuing the reform process, recent budgets have implemented tax cuts for the corporate sector and reduction in import duties. In sum, the government's new policies seek to expand opportunities for entrepreneurship in India.

Foreign investors have responded to these trends by putting resources into the Indian economy. According to the Reserve Bank of India, total inflows, including foreign direct and foreign portfolio investment, rose from about $150 million in fiscal year 1992 to over $5 billion in fiscal March 2002. India's foreign exchange reserves, which had fallen to about $1 billion in 1991, were $52 billion in March 2002 (US$64 billion in October 2002). Future direction of foreign investment flows, however is dependent on clear cut policy thrust from the new government.

The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India has one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy.

                                    INDONESIA

Indonesia today has gone through major political restructuring. The current People's Consultative Assembly (MPR) is now made up of representatives of the following main parties: Democratic Party of Indonesia Struggle (PDI-Struggle), Development Unity Party (PPP) and Golongan Karya (Golkar) providing a system of checks and balances. With this new regime it is harder for big cases of corruption to go undetected. As a sign of further progress, the latest MPR session has voted to have direct presidential elections by 2004 and elimination of the practice of reserving seats for the armed forces in parliament. President Megawati's moderate and multi-cultural approach seems to be stable but the growing militancy of Islamic fundamentalist groups is a factor that affects Indonesia's security and international relations.

President Megawati has made several achievements in the political arena as well as in the country's economy. She is firmly in control and removed the volatile swings in political unrest that was induced by the former presidents. She has managed to stabilize the economy and strengthen her control over the government and she has regained support of multilateral agencies and improved foreign relations. Instituting corporate reforms has been an important part of the government plan to ensure that problems brought about by the monetary crisis in 1998 does not recur.

Growth is an important prerequisite for poverty reduction of the country. The state or business monopolies have been dismantled. Decentralization is taking place and resource-rich provinces are given more economic power. This will help reduce risk of political disintegration. Indonesia is staging a substantial initial recovery in industrial and manufacturing investments with its traditional strategic trading partners, Japan, US and South Korea. The government must be able to prove that it is capable of sustaining the recovery and accelerate economic growth.

                                      JAPAN

The Japanese archipelago stretches for 1,300 miles in the western Pacific Ocean. The total area of all the islands is about equal to the size of California. Only one third of the land is suitable for agriculture, housing, industry, and commerce.

Japan has a population of about 125 million people, roughly half that of the United States and twice that of England or Germany. Life expectancy is the highest in the world. The literacy rate in Japan approaches 100%. The high level of education, combined with the Confucian work ethic, has created a motivated work force which boasts a very high savings rate.

Japan has evolved into a post-industrial society and economy as we approach the 21st century. Japan's postwar growth was phenomenal. By 1970, Japan's Gross National Product (GNP) had surpassed those of the United Kingdom and the former Soviet Union. The Japanese economy is now the second largest in the world; its per capita GNP is the highest among large industrial countries.

During the era of high economic growth in the 1960s and early 1970s, Japanese expansion focused on the development of heavy industries such as steel, shipbuilding, and chemicals. In the 1970s, Japan's industrial structure shifted toward assembly industries with a strong emphasis on exports. In that decade, Japan became a major producer and exporter of automobiles and consumer electronics. In the 1980s, Japan gradually stepped toward a post-industrial society. This evolution had been characterized by an increased reliance on services, a per capita income which is the highest in the world, rapidly changing lifestyles influenced by the younger generation, a greater dependence on domestic markets, a comparative advantage in high technology, and active participation in the high-growth economies of East Asia, including China.

Japan has had low inflation in recent years. In 1993-1997, the average rate of inflation was 0.8%, making it one of the lowest rates in the world. This achievement was made possible by gains in productivity, which exceeded wage increases, and by a strong yen in the early 1990's, which reduced imported raw material costs. For the last few years, Japan has been suffering from deflation which makes its non performing loans problem more difficult to solve.

Japan's stock exchanges comprise over 25% of the world's equity market. Like other stock markets, the Japanese stock market can be volatile. For example, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), increased by over 500% during the ten-year period ended December 31, 1989, reaching its high of 2884.80 on December 18, 1989, and it has declined by 59% since that time, falling to 1177.52 on November 14, 1997. This decline has had an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies, in particular, Japanese banks, insurance companies and other financial institutions. This in turn has contributed to the recent weakness in Japan's economy.

                                      KOREA

Political volatility has characterized the history of South Korea (hereafter referred to as "Korea") during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline has been characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese.

Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent. However, series of economic problems have flooded Korea since 1996. The Korean currency as well as the stock market fell dramatically in 1997 and early 1998. With little choice, Korea accepted an International Monetary Fund's rescue package, which came with measures intended to put the economy in better order. As a result, drastic reforms have been introduced into Korea's business practices, especially the banking system.

Since January 1998, a dramatic economic recovery has taken place principally driven by the cyclical global recovery in the semiconductor, steel and automobile industries. Sovereign debt and many top tier corporates have recovered to investment grade status with bond yields on 10 year treasuries falling from more than 1000 basis points over U.S. treasuries to less than a 200 basis point spread. Significant restructuring has taken place with the closure or nationalization of major banks and subsequent distressed asset sales by the Korea Asset Management Corporation. While the pace of large-scale corporate restructuring did slow down in the latter half of 1999, the progress was exceptional. Kim Dae-jung, having just about a year left in office as President, recently stepped down as the head of his party. Some indicate that in the next year there could be a scale back in restructuring efforts as no politician would be keen to take tough measures.

The equity market also rewarded the Korea's restructuring efforts. Helped by ample domestic liquidity inflow and launching of new equity-type mutual funds, KOSPI went from sub-300 in the summer 1998 to above 1000 in early 2000. Helped by internet boom and retail participation, KOSDAQ turnover skyrocketed and surpassed that of KOSPI briefly. The liquidity crisis at several large companies (Daewoo Group, Hyundai E&C, Hynix) and the burst of the dot-com bubble led to the bear market in the subsequent 18 months, until the events of September 2001 forced BOK to cut rates, providing the basis for the liquidity driven rally until April 2002.

The increase in the foreign participation in the equity market has also helped Korean corporates to become more transparent and be more sensitive to corporate governance issues, although there are still areas for improvement. Although foreign money accounts for roughly 10-15% of the daily turnover, foreign investors in the aggregate is estimated to own about 30-40% of the Korean companies on average. The foreign ownership in large companies is much more dominant: the foreign ownership in blue chips such as SEC, Kookmin Bank, and POSCO are typically 50-70%. All Korean companies now report on a quarterly basis, and have recently been required to follow strict Fair Disclosure guidelines. Cash generation and ROE, concepts that were foreign to most Koreans before the crisis, are now embraced by most large companies.

Post-crisis, Korean banks had to find a new area for loan growth and naturally turned to then-the most un-leveraged segment of the economy: households. As a result, the household credit went through 3 years of expansion, and now reached a level which many policy makers consider as a dangerous level. The increase in the consumer credit meant that domestic consumption has become a more important driver for the Korean economy than before. Debate continues if the current household credit boom in Korea is a bubble.

In second half 2002, Korea's GDP is around US$422billion, its market cap at US$195billion level. The rural sector accounts for approximately 4% of GDP, and about 10% of employment. The services and the manufacturing sectors remain the dominant contributors to GDP at 44% and 30% respectively. In the case of the services sector recent years have seen the growing importance of the wholesale and retail sales sectors - the sector accounted for around 13% of GDP in 2001. Although Korea has a diverse export base, the electronics sector accounts is by far the largest contributor - accounting for 31% of total exports in 2001. The next two important sectors are machinery and automobiles - accounting for 7% and 8% of total exports.

                                    MALAYSIA

The central dilemma in assessing Malaysia's political risk is the perennial question of relations between the Malay and Chinese communities representing as they do about 60 percent and 30 percent of the population respectively. Since the 1969 anti-Chinese riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the bumiputra (or the sons of the soil), which is the dominant Malay majority.


The success of Malaysia's so-called New Economic Policy is unquestioned and has given a great deal of legitimacy to the continued run of the United Malay National Organisation (UMNO) under its successive prime ministers and most recently under Dr. Mahathir Mohammed who has now held power for more than a decade. The Chinese community has also done well economically, although the political disunity in the Malaysian Chinese Association (MCA) has left them somewhat leaderless in the political sphere.

The ruling UMNO party retained its significant majority in the last general election in 2001. Though Dr. Mahathir remained popular, his majority was lower than previously. The main opposition party, Parti Islam SeMalaysia (PAS), won over control of an additional state in the Eastern coast of Peninsular Malaysia. PAS today controls two out of the total thirteen states in Malaysia. Its relative success in the last election was the result of the party capitalizing on the split within the Malay community after the arrest and jailing of the then Deputy Prime Minister Anwar Ibrahim.

Public sentiment towards PAS, however, shifted dramatically after the September 11th (9-11) incident. The Malays in Malaysia, who are predominately peaceful and moderate Muslims, started to question PAS' political ideology and platform and feared extremist elements. The fallout from 9-11 worked in UMNO's favour and has boosted support for the Mahathir administration's more pragmatic and moderate style.

The Malaysian Government has also reacted quickly to potential subversive elements lurking within the country. People deemed to have links with terrorist networks in the region have been arrested to prevent potential attacks. To a large extent, this has calmed the public and lessened investors' worries, and has garnered further political support for the Government and UMNO.

This new confidence and strengthened political will has allowed Dr. Mahathir to exit at a high. He has announced his retirement from Malaysian politics and a succession plan which will see the present Deputy Prime Minister Abdullah Badawi taking over as Prime Minister in October 2003.

Since independence in 1957, Malaysia has generally experienced high economic growth with low inflation, punctuated by few recessions. Economic growth in the initial years was highly dependent on production and prices of commodities such as rubber and tin. That changed after the mid-eighties as the Government embarked on a path to transform the economy. There was an accelerated shift into manufacturing and away from the old dependence on the plantation and mining sectors. This manufacturing growth has been led by foreign direct investments from Japan, United States and Taiwan, along with notable national projects such as the Proton and Perodua cars. Production of electronic products and components for the export market was promoted and foreign companies in this field were given investment incentives to operate in Malaysia. Malaysia's literate and trainable workforce gave great support to this shift into manufacturing.

As manufactured goods assume a larger importance in the composition of exports compared with commodities, Malaysia's trade position gradually became larger and steadier. Although that made Malaysia wealthier, it also made the country more vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets like the US.

Malaysia's openness to foreign investments had also made the country more exposed to the effects of capital flows which were severely disrupted during the Asian Crisis. As with other Asian markets, currency and the stock market were severely attacked in late 1997 and 1998. This led to the Ringgit's peg (against the US Dollar) and the imposition of capital controls in September 1998. Capital controls on foreign portfolio capital, however, were relaxed from February 1999 onwards.

Malaysia dependence on its export markets is to some degree offset by its domestic market. It is a nation blessed with a relatively young and growing population of 23 million people which helps grow domestic economy steadily. This is recognized by the Government as it continues to spend more to provide better education and building infrastructure. This drive to improve human capital is becoming an important agenda. The Government, realizing the threats to its manufacturing competitiveness brought on by globalization and the rise of China, is keen to reorganize the economy. Malaysia today is actively promoting itself to be regional hubs for service industries such as air and sea port, education, health, and information technology.

                                    PAKISTAN

Pakistan, occupying an area of about 800,000 square kilometers, is bounded in the south by the Arabian Sea and India and in the north by China and Afghanistan. To the west and northwest are Iran and Afghanistan and to the east is India. The capital is Islamabad. Karachi is the biggest commercial and industrial city.

Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 137 million, with an annual population growth rate of 3.0%. The national language is Urdu, although English is widely spoken and understood throughout the country.

Pakistan was created in 1947, in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 50 years, Pakistan and India have gone to war two times, and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

In earlier decades, Pakistan had a federal parliamentary system. Economic development since 1955 has taken place within the framework of successive five-year plans which established growth targets and allocations of public sector investment. However, the lack of realistic targets, plans and successful policy implementation had caused problems for many years.

The current government is led by Pro Musharraf Party. It is expected that reform and privatization related polices will be continued. The market has risen 73% since January 2002 to its 8 year high of 2300 on the back of good corporate results, low interest rate environment, appreciating currency, investor friendly government policies and high external inflows. Average daily volume has risen by 82% to US$104million over last year. This has prompted a lot of new retail and institutional interest in the market. GDP growth during FY03 is expected to touch 4.5%.

                                 THE PHILIPPINES

Upon gaining office President Arroyo and her administrators faced major social and economic challenges, including the out of control budget deficit, below target revenues, huge borrowings, volatile currency and low investor confidence. Much improvement has been achieved on the political front. Initiatives towards improving peace and order started to bear fruit as major criminals and terrorists are slowly being caught. Legislation has been progressive on the congressional level. The lack of cohesion in the Senate has culminated in a recent change in leadership as weak allegiances have been broken.

In 2002, the administration has given priority to create reforms to further strengthen the banking sector, addressing deficiencies in corporate governance and expanding revenue sources. One promising sign is that Philippine corporations are not as indebted as their counterparts in most neighboring countries.

The economy is basically agricultural with an aggregate of about two-thirds of Filipinos depending on the sector. A major transition is underway, involving various sectors that capitalize on the many strengths of the Philippines's first-rate labor force. The manufacturing sector continues to increase its share of GDP relative to the traditional agricultural and mining sectors. Evidence of the changes are seen in the renewed investor interest like the Kirin Brewery in San Miguel and Ford Philippines starting to manufacture cars and SUVs for Thailand and Indonesian markets, creating more factory jobs in the Philippines.

The Philippines is one of the countries with rapid rates of population growth, over half of the population is under the age of 19, and will create a dangerous demographic bulge and obstacle to longer term economic and social development. However as long as labor remains mobile, the Philippines can piggy-back on more successful economies. Keys to future growth would be to continue attracting foreign capital, enhancing the efficiency of domestic firms.

                                    SINGAPORE

In the words of a government minister, Singapore is the 'silent success' of the region supported by a workforce that is highly literate, well-educated and trainable. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore, which broke away from the Malaya Federation in 1965, is a small Chinese-populated island surrounded by a sea of Muslims.

One aspect of the political situation has been the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990 to hold the title of Senior Minister, he continues to wield a large influence and power behind the scenes. His son, Lee Hsien Loong, is the current Deputy Prime Minister and is said to be the successor to the current Prime Minister Goh Chok Tong. This has raised the issue of the acceptability of dynastic succession in a parliamentary democracy.

Many of the elder Lee's policies, such as imposing the Mandarin Chinese language on the Singapore educational system, have aroused fierce opposition among the older, anti-communist generation of Singapore Chinese. The tight control of the media and the suppression of all political opposition or criticism of the government, the ruling People's Action Party (PAP) or the Prime Minister himself, has also aroused criticism both at home and internationally.

The Singapore economy has been characterized by one of the highest degree of government involvement and intervention outside of the socialist world. Government linked companies make up the largest local corporations and represent about half of the local stock market capitalization. Nevertheless, the country's economic growth has been impressive, averaging around 7 percent, except during recessions, and even more impressive has been the tight control of inflation which, along with that of Japan, has remained extremely low at below 3 percent for the past decade. Services make up the largest part of Singapore's economy, representing 67% of GDP.

Singapore is a small island state with little or no raw material resources, and a limited land area of only 682 square kilometers. Its only natural advantage is its geographical location which has allowed it to become the regional hub for port and marine services. Singapore is also the undisputed regional financial centre, attributed to the Government's prudent and open economic policies, strong legal and regulatory environment combined with proper safeguards. The nation is also well-known for its efficient Government, excellent infrastructure, and having one of the least corruptible societies.

Given its small size and locale, Singapore is very sensitive to the socio-political and economic developments of its two main neighbours, Indonesia and Malaysia. The economic links are clear in that both neighbours are direct markets for Singapore's service industries. Being regional centres, for example, Singapore's port and financial industries serve customers in both Indonesia and Malaysia. In another way, Singaporeans rely on Malaysia for a portion of its raw water supply.

Singapore is also a substantial manufacturing base for many multinationals, particularly technology companies, which contributes to the country's large export sector. Like Malaysia, however, Singapore's position in this area is being threatened by the rise of China. As a result, Singapore is embarking to make itself more business friendly by lowering taxes, streamlining regulations and reducing Government intervention. The Government is also focusing on attracting foreign companies in high-value-added industries such as the bio-medical industry.

                                    SRI LANKA

A former British colony, Sri Lanka became an independent Commonwealth in 1948 and became the Democratic Socialist Republic of Sri Lanka in 1972.

A civil war lasting almost 20 years between the Government and a separatist Tamil group, the Liberation Tigers of Tamil Eelam (LTTE) ceased with the election of the United National Party led United National Front (UNF) Government in December 2001. The newly elected UNF Government signed a Memorandum of Understanding (MoU) with the LTTE in February 2002. The MoU signed under the auspices of the Norwegian government bought about a formal ceasefire between both parties paving way for formal peace talks in Thailand, with two rounds of talks being concluded successfully.

The war exerted a massive toll on the economy. With mounting expenditures on defense, the country recorded one of its highest budget deficits of 10.9% of GDP in 2001. The economy which registered average growth of around 4% recorded its first decline post independence at -1.4% in 2001. With the signing of the MoU the first tangible evidence of peace seems apparent with the economy rebounding registering growth of 2.5% during the second quarter of 2002. Inflation and exchange rates have also fallen to single digit figures. Tourist arrivals to the country, which declined to 10.5% during 2001, are also showing signs of a gradual increase. The international community has also pledged its support by providing financial aid to developing the country in the recently concluded aid conference that took place in Oslo, Norway.

The country's stock market has also rebounded following a bear run of almost 7 years. With corporates reporting almost double-digit earnings growth the prospects look good for the future.

With the government committed to improving the country's infrastructure whilst ensuring a peaceful conducive business environment, Sri Lanka is on the steady path to economic consolidation in the medium term. GDP growth in 2003 is expected to be 4%.

                                     TAIWAN

The basic geopolitical fact about Taiwan is that it sits under the shadow of mainland China and under the threat of reunification, whether peaceful or by military means. Taiwan is dependent on its close relationship with the United States and its very successful diplomacy and public relations campaign which, ever since Madame Chiang Kai-Shek's days in the 1940s has sustained a high level of sympathy in Washington for the Nationalist regime. Taiwan also has close relations with Israel, with whom it has had military as well as trade links. Taiwan remains a free capitalist enclave with some very successful entrepreneurial and export-oriented companies. The government's role in the economy is relatively small.

Nevertheless, economic integration between the Chinese communities of China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan has capital, technology and trained entrepreneurs. Over 30 percent of Taiwan's trade is with mainland China and the total investment from Taiwan to China has exceeded US $50 billion since 1990. A shortage of skilled labour, the high cost of labour and the relatively strong New Taiwan dollar, has impelled many Taiwanese businesspeople to shift their production to Thailand, the Philippines, and Malaysia as well as China. Taiwan has over US $150 billion of foreign exchange reserves.

Between 1960 and 2001, Taiwan's GNP grew from less than $2 billion to over $280 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The Taiwan Stock Exchange Corp. is viewed as a highly priced and highly volatile securities market.


Taiwan has a very Chinese culture and way of life which can affect the commercial systems. For example, business deals very often depend on the personal contact and mutual trust between the two parties involved.

                                    THAILAND

Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-one coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.

Thailand has a free and independent peasant population which has, on the whole, enjoyed a higher standard of living than their neighbours and, therefore, the communist movement has never made much headway among the rural people. On the other hand again, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) has put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the north east provinces (an estimated per capital income would be perhaps US $2,000 per annum for the former and less than US $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.

Thailand's economy has been among the fastest growing in the world during the past decade. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan. There has been a large shift away from agriculture towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and moves of populations.

It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 7 percent.

The boom since the early 1990s has resulted in huge imbalances in the country's balance of payments position and has significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devaluation of the THB. Help from the International Monetary Fund was sought and arrived in the form of a US $17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs more than 50% of the country's labour force and is home to 50% of its population, its overall social stability might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits. As for its financial sector, the ability of the Thai authorities to directly intervene and resuscitate its banking system has been limited due to its relatively democratic political structure compared to its neighbors.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          January 1, 2003








                        Eaton Vance Greater China Growth
                                      Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:



                                   Page                                     Page
Strategies and Risks                2      Purchasing and Redeeming Shares    18
Investment Restrictions             6      Sales Charges                      19
Management and Organization         8      Performance                        21
Investment Advisory and                    Taxes                              23
  Administrative Services          14      Portfolio Securities
Other Service Providers            16        Transactions                     24
Calculation of Net Asset Value     17      Financial Statements               26

Appendix A: Class A Fees, Performance and Ownership                           27
Appendix B: Class B Fees, Performance and Ownership                           28
Appendix C: Class C Fees, Performance and Ownership                           29
Appendix D: China Region Countries                                            30


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's relevant prospectus dated January 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

(c) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of the Portfolio's policy of investing at least 80% of net assets in equity securities of companies located in the China region, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

The Portfolio's primary strategies are defined in the prospectus. The following is a description of the various investment practices in which the Portfolio may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks. The Portfolio's investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help the Portfolio achieve its investment objective.

Equity Investments. Equity investments in which the Portfolio may invest include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership  by  foreign  investors  to  certain  classes  of  equity  securities;
convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the investment adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will attempt to promptly dispose of any convertible debt instrument which is rated or determined by the investment adviser to be below investment grade subsequent to acquisition by the Portfolio. In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in warrants, including warrants traded in over-the-counter markets. Except during unusual market conditions, the Portfolio will not invest in debt securities, other than investment grade convertible debt instruments.

Direct Investments. The Portfolio may invest up to 10% of its total assets in direct investments in China growth companies. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The investment adviser anticipates that these agreements will, in appropriate circumstances, provide it with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio investment in the enterprise. Such a representative will be expected to provide the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Securities Trading Markets. A high proportion of the shares of many issuers in the China Region (the "Region") may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the Region may also affect the ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in China is not well developed. Stockbrokers and other intermediaries in the Region may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many Region countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in the Region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. China does not have a comprehensive system of laws and some laws may not even be publicly available.

The investment adviser will take into account the effects on returns of local taxation. Certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of its income, gains or initial capital from these countries can occur.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. A covered option may not be written on any security if after such transaction more than 15% of net assets, as measured by the aggregate value of the securities underlying all written covered calls and puts would be subject to such options. Options will not be purchased if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for such options held would be so invested.

Risks Associated With Derivative Instruments. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the

Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

Repurchase Agreements. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

Asset Coverage. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.


Lending Portfolio Securities. The Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.


Temporary Investments. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced in a period of one year. A high turnover rate (such as 100% or more) necessarily involves greater expenses to the Portfolio and may result in the realization of substantial net short-term capital gains. The Portfolio may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Portfolio's rate of turnover and may increase the incidence of net short-term capital gains allocated to the Fund by the Portfolio which, upon distribution by the Fund, are taxable to Fund shareholders as ordinary income.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) issue senior securities (as defined in the 1940 Act and rules thereunder) or borrow money, except that the Fund or the Portfolio may borrow:
     (i) from banks to purchase or carry securities, commodities, commodities contracts or other investments;
     (ii) from banks for temporary or emergency purposes not in excess of 10% of its gross assets taken at market value; or
     (iii) by entering into reverse repurchase agreements,

     if, immediately after any such borrowing, the value of the Fund's or Portfolio's total assets, including all borrowings then outstanding, is equal to at least 300% of the aggregate amount of borrowings then outstanding. Any such borrowings may be secured or unsecured. The Portfolio or the Fund may issue securities including senior securities) appropriate to evidence such indebtedness, including reverse repurchase agreements.

     (2) Pledge its assets, except that the Portfolio or the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with investment restriction
          (1) above; for the purpose of this restriction the deposit of assets in a segregated account with the Portfolio's or the Fund's custodian, as the case may be, in connection with any of the Portfolio's or the Fund's respective investment transactions is not considered to be a pledge.
     (3) Purchase securities on margin (but the Portfolio or the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).
     (4) Make short sales of securities or maintain a short position, unless at all times when a short position is open the Portfolio or the Fund either owns an equal amount of such securities or owns securities convertible into or exchangeable, without the payment of any additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

     (5) Purchase securities issued by any other open-end investment company or investment portfolio, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund and except as otherwise permitted by the Investment Company Act of 1940.
     (6) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio or the Trust or is a member, officer, director or trustee of any investment adviser of the Portfolio or the Fund, if after the purchase of the securities of such issuer by the Portfolio or the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at current value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at current value); provided, however, that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund and having any officers, directors, trustees or security holders who are officers or Trustees of the Trust.
     (7) Underwrite securities issued by other persons, except insofar as the Fund or the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security, and except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.
     (8) Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Portfolio or the Fund is authorized to invest in accordance with their respective investment objective and policies, (b) entering into repurchase agreements and (c) lending their respective portfolio securities.
     (9) Purchase the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets and as a result of such purchase (a) more than 5% of the total assets of the Portfolio or the Fund. as the case may be (taken at current value), would be invested in the securities of such issuer. or (b) the Fund or the Portfolio would hold more than 10% of the outstanding voting securities of that issuer, except that the Fund may invest all or substantially all of its assets in. and may acquire up to 100% of the outstanding voting securities of either the Portfolio or any other registered investment company having substantially the same investment objectives as the Fund.
     (10) Purchase any security if, as a result of such purchase, 25% or more of the total assets of the Portfolio or the Fund, as the case may be
          (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry (the electric, gas and telephone utility industries being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.
     (11) Invest for the purpose of gaining control of a company's management.
     (12) Purchase or sell real estate, although the Fund or the Portfolio may purchase and sell securities which are secured by interests in real estate, securities of issuers which invest or deal in real estate and real estate that is acquired as the result of the ownership of securities.
     (13) Purchase or sell physical commodities (other than currency) or contracts for the purchase or sale of physical commodities (other than currency).
     (14) Buy investment securities from or sell them to any of the respective officers or Trustees of the Trust or the Portfolio, the Portfolio's investment adviser or the Fund's principal underwriter, as principal; provided, however, that any such person or firm may be employed as a broker upon customary terms and that this restriction does not apply to the Fund's investments in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.
     (15) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

For the purpose of investment restrictions (1), (2) and (3), the arrangements (including escrow, margin and collateral arrangements) made by the Portfolio or the Fund with respect to their respective transactions in all types of options, futures contracts, options on futures contracts, forward contracts, currencies, and commodities and options thereon shall not be considered to be (i) a borrowing of money or the issuance of securities (including senior securities) by the Portfolio or the Fund, as the case may be, (ii) a pledge of its assets or
(iii) the purchase of a security on margin.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policy has been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:


     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.


Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION


Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer, with the exception of Messrs. Lloyd George, Chen and Kerr and Ms. Chan, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address for Messrs. Lloyd George, Chen and Kerr and Ms. Chan is 3808 One Exchange Square, Central, Hong Kong. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                             Number of Portfolios
                                                                                                in Fund Complex           Other
                     Position(s) with the Term of Office and  Principal Occupation(s) During      Overseen By         Directorships
Name and Age           Trust/Portfolio    Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------     ------------------  ------------------------------  ------------------  ------------------
Interested Trustees
JESSICA M. BIBLIOWICZ     Trustee         Since 1998          President and Chief Executive             185       None
11/28/59                  of the                              Officer of National Financial
                          Trust                               Partners (financial services
                                                              company) (since April 1999).
                                                              President and Chief Operating
                                                              Officer of John A. Levin & Co.
                                                              (registered investment adviser)
                                                              (July 1997 to April 1999) and a
                                                              Director of Baker, Fentress &
                                                              Company which owns John A. Levin
                                                              & Co. (July 1997 to April 1999).
                                                              Ms. Bibliowicz is an interested
                                                              person because of her affiliation
                                                              with a brokerage firm.

                                       8

                                                                                             Number of Portfolios
                                                                                                in Fund Complex           Other
                     Position(s) with the Term of Office and  Principal Occupation(s) During      Overseen By         Directorships
Name and Age           Trust/Portfolio    Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------     ------------------  ------------------------------  ------------------  ------------------
JAMES B. HAWKES           Trustee of      Trustee of the      Chairman, President and Chief             190       Director of EVC,
11/9/41                   the Trust,      Trust since         Executive Officer of BMR, Eaton                     EV and EVD
                          Trustee and     1989; Trustee       Vance and their corporate parent
                          Vice            and Vice President  and trustee (EVC and EV,
                          President of    of the Portfolio    respectively); Director of EV,
                          the Portfolio   since 1992          Vice President and Director of EVD.
                                                              Trustee or officer of 190
                                                              investment companies in the
                                                              Eaton Vance Fund Complex. Mr. Hawkes
                                                              is an interested person because of
                                                              his positions with BMR, Eaton Vance
                                                              and EVC, which are affiliates of
                                                              the Trust and the Portfolio.

HON. ROBERT LLOYD GEORGE  President and   Since 1992          Chief Executive Officer of                  5       Chairman of LGM
8/13/52                   Trustee of the                      Lloyd George Management (B.V.I.)
                          Portfolio                           Limited (LGM) and of the
                                                              investment adviser.  Mr. Lloyd
                                                              George is an interested person
                                                              because of his positions with
                                                              LGM, which is an affiliate of
                                                              the Portfolio.

Noninterested Trustees
EDWARD K.Y. CHEN          Trustee of      Since 1992          President of Lingnan                        5       Director of
1/14/45                   the Portfolio                       University in Hong Kong.                            First Pacific
                                                              Board Member of the                                 Company, Asia
                                                              Mass Transit Railway                                Satellite
                                                              Corporation.  Member of the                         Telecommunications
                                                              Executive Council of the                            Holdings Ltd. and
                                                              Hong Kong government from                           Wharf Holdings
                                                              1992-1997.                                          Limited (property
                                                                                                                  Management and
                                                                                                                  communications)

DONALD R. DWIGHT          Trustee         Trustee of the      President of Dwight                       190       Trustee/Director
3/26/31                                   Trust since         Partners, Inc. (corporate                           of the Royce
                                          1989; of the        relations and communications                        Funds (mutual
                                          Portfolio since     company).                                           funds) consisting
                                          1996                                                                    of 17 portfolios

SAMUEL L. HAYES, III      Trustee         Trustee of the      Jacob H. Schiff Professor                 190       Director of
2/23/35                                   Trust since         of Investment Banking                               Tiffany & Co.
                                          1989; of the        Emeritus, Harvard University                        (specialty
                                          Portfolio since     Graduate School of                                  retailer) and
                                          1992                Business Administration.                            Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                  services company)

NORTON H. REAMER          Trustee         Trustee of the      President, Unicorn Corporation            190       None
9/21/35                                   Trust since         (an investment and financial
                                          1989; of the        advisory services company)
                                          Portfolio since     (since September 2000).
                                          1996                Chairman, Helman, Jordan
                                                              Management Co., Inc. (an
                                                              investment management company)
                                                              (since November 2000).
                                                              Advisory Director of Berkshire
                                                              Capital Corporation (investment
                                                              banking firm) (since June 2002).
                                                              Formerly Chairman of the Board,
                                                              United Asset Management
                                                              Corporation (a holding company
                                                              owning institutional investment
                                                              management firms) and Chairman,
                                                              President and Director, UAM Funds
                                                              (mutual funds).

LYNN A. STOUT             Trustee of      Since 1998          Professor of Law, University of           185       None
9/14/57                   the Trust                           California at Los Angeles School
                                                              of Law (since July 2001).
                                                              Formerly, Professor of Law,
                                                              Georgetown University Law Center.

JACK L. TREYNOR           Trustee of      Since 1989          Investment Adviser and Consultant.        170       None
2/21/30                   the Trust

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth           Trust / Portfolio           Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST JR.   President of the Trust        Since 2002*                 Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                         and EV; Chief Investment Officer of Eaton Vance and
                                                                                BMR and Director of EVC. Officer of 50 investment
                                                                                companies managed by Eaton Vance or BMR.

PAMELA CHAN           Vice President of the         Since 2002                  Director of the investment adviser. Officer of 1
2/7/57                Portfolio                                                 investment company managed by Eaton Vance or BMR.

                                       9

Name and              Position(s) with the          Term of Office and
Date of Birth           Trust / Portfolio           Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------
GREGORY L. COLEMAN    Vice President of the Trust   Since 2001                  Partner of Atlanta Capital Management LLC. Officer
10/28/49                                                                        of 10 investment companies managed by Eaton Vance
                                                                                or BMR.

WILLIAM WALTER        Vice President and            Since 1992                  Director, Finance Director and Chief Operating
RALEIGH KERR          Assistant Treasurer of                                    Officer of the investment adviser. Director of LGM.
8/17/50               the Portfolio                                             Officer of 4 investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES A. WOMACK       Vice President of the Trust   Since 2001                  Vice President of Atlanta Capital Management LLC.
11/20/68                                                                        Officer of 10 investment companies managed by
                                                                                Eaton Vance or BMR.

JAMES L. O'CONNOR     Treasurer of the Trust        Since 1989                  Vice President of BMR, Eaton Vance and EVD.
                                                                                Officer of 112 investment companies managed by
                                                                                Eaton Vance or BMR.

WILLIAM J.            Treasurer of the Portfolio    Since 2002*                 Assistant Vice President of Eaton Vance and BMR.
AUSTIN, JR.                                                                     Officer of 41 investment companies managed by
12/27/51                                                                        Eaton Vance or BMR.

ALAN R. DYNNER        Secretary                     Since 1997                  Vice President, Secretary and Chief Legal Officer
10/10/40                                                                        of BMR, Eaton Vance, EVD and EVC. Officer of 190
                                                                                investment companies managed by Eaton Vance or BMR.

* Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1992.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended August 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Dwight (Chairman), Chen and Hayes are members of the Audit Committee of the Board of Trustees of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended August 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes (Chairman), Dwight and Reamer are members of the Special Committee of the Board of Trustees of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, Lloyd George or their affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended August 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Lloyd George's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                                             Aggregate Dollar Range of Equity
                                                                            Securities Owned in All Registered
                                        Dollar Range of Equity Securities    Funds Overseen by Trustee in the
Name of Trustee                                 Owned in the Fund               Eaton Vance Fund Complex
---------------                                 -----------------               ------------------------
INTERESTED TRUSTEES
Jessica M. Bibliowicz                                  None                         $10,000 - $50,000
James B. Hawkes                                 $50,001 - $100,000                    over $100,000

NONINTERESTED TRUSTEES
Donald R. Dwight                                   $1 - $10,000(1)                    over $100,000
Samuel L. Hayes, III                                   None                           over $100,000
Norton H. Reamer                                       None                           over $100,000
Lynn A. Stout                                          None                         $10,001 - $50,000
Jack L. Treynor                                        None                            $1 - $10,000

(1) Reported figure includes 154 shares held in trust for the benefit of family members sharing the same household as Mr. Dwight.

As of December 31, 2001, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2000 and December 31, 2001, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.

Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the
Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. The Portfolio does not participate in the Trustees' Plan.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended August 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2001, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of       Jessica M.           Edward K.Y.       Donald R.      Samuel L.        Norton H.       Lynn A.          Jack L.
Compensation    Bibliowicz              Chen            Dwight          Hayes           Reamer          Stout           Treynor
------------    ----------              ----            ------          -----           ------          -----           -------
Trust(2)         $  2,645                 N/A         $  2,189        $  2,470         $  2,179        $ 2,414          $ 2,538
Portfolio             N/A             $ 5,000            1,422           1,603            1,169            N/A              N/A
Total             160,000              27,429          162,500(3)      170,000          160,000        160,000(4)       170,000

(1) As of January 1, 2003, the Eaton Vance fund complex consists of 191 registered investment companies or series thereof.
(2)  The Trust consisted of 10 Funds as of August 31, 2002.
(3)  Includes $60,000 of deferred compensation.
(4)  Includes $16,000 of deferred compensation.

Organization


The Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on September 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Portfolio has engaged Lloyd George Management (Hong Kong) Limited ("LGM-HK") as its investment adviser. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate, Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), Lloyd George, acting under the general supervision of the Portfolio's Board of Trustees, is responsible for managing the Portfolio's investments. LGM-HK supervises Lloyd George's performance of this function and retains its contractual obligations under its investment advisory agreement with the Portfolio. Since January 1, 1996, LGM-HK has paid to Lloyd George the entire amount of the advisory fee payable by the Portfolio under its investment advisory agreement with LGM-HK. LGM-HK and Lloyd George are both referred to separately as the investment adviser.

For a description of the compensation that the Portfolio pays the investment adviser under the investment advisory agreement on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as follows:

Category        Average Daily Net Assets for the Month          Annual Fee Rate
--------        --------------------------------------          ---------------
1               $500 million, but less than $1 billion               0.70%
2               $1 billion, but less than $1.5 billion               0.65%
3               $1.5 billion but less than $2 billion                0.60%
4               $2 billion but less than $3 billion                  0.55%
5               $3 billion and over                                  0.50%


The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2002.

                        Advisory Fee Paid for Fiscal Years Ended
Net Assets at           ----------------------------------------
August 31, 2002         August 31, 2002  August 31, 2001   August 31, 2000
---------------         ---------------  ---------------   ---------------
 $61,196,004               $578,320         $888,322         $1,376,522


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The

Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

While the Portfolio is a New York trust, the investment adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the investment adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the investment adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Information About Lloyd George. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

The investment adviser and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the investment adviser and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. The investment advisers follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.

Administrative Services. Under Eaton Vance's management contract with the Fund and its administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

Category        Average Daily Net Assets for the Month          Annual Fee Rate
--------        --------------------------------------          ---------------
1               less than $500 million                              0.25000%
2               $500 million, but less than $1 billion              0.23333%
3               $1 billion, but less than $1.5 billion              0.21667%
4               $1.5 billion but less than $2 billion               0.20000%
5               $2 billion but less than $3 billion                 0.18333%
6               $3 billion and over                                 0.16667%


As of August 31, 2002, the Fund had net assets of $60,934,090. For the three fiscal years ended August 31, 2002, Eaton Vance earned management fees of $186,834, $289,236, and $451,884, respectively, equivalent to 0.25% of the
Fund's average daily net assets for each year.

As of August 31, 2002, the Portfolio had net assets of $61,196,004. For the three fiscal years ended August 31, 2002, Eaton Vance earned administration fees of $192,668, $295,669, and $458,639, respectively, equivalent to 0.25% of the Portfolio's average daily net assets for each year.


Eaton Vance's management contract with the Fund and Administration Agreement with the Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.


Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance shall receive an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended August 31, 2002, Eaton Vance was paid $2,555 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

Information About Eaton Vance. Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of the investment adviser and Eaton Vance may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.


                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC.

Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (the "Class A Plan") for the Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under the Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan also provides that the Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net asssets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenece of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plan") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

Distribution of Class B and Class C shares of the Fund by the principal underwriter will also be encouraged by the payment by the investment adviser to the principal underwriter of amounts equivalent to 0.15% for Class B and 0.125% for Class C of each Class's annual average daily net assets. The aggregate amounts of such payments are a deduction in calculating the outstanding uncovered distribution charges of the principal underwriter under the Class B and Class C Plans and, therefore, will benefit shareholders when such charges exist. Such payments will be made in consideration of the principal underwriter's distribution efforts.

The Class B and Class C Plans also authorize the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of: foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

Present and prospective investors may be provided with information on investing in equity securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended August 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies;

however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of the Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Lloyd George, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended August 31, 2002, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):


                                Amount of Transactions      Commissions Paid on
Fiscal Year      Brokerage       Directed to Firms      Transactions Directed to
    End       Commission Paid    Providing Research     Firms Providing Research
-----------   ---------------  ----------------------  -------------------------
August 31, 2002    $713,090         182,518,709                 $543,858
August 31, 2001    $322,200
August 31, 2000    $501,956


                              FINANCIAL STATEMENTS


The audited financial statements of, and the independent auditors' report for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.


Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2002, as previously filed electronically with the SEC:

                      Eaton Vance Greater China Growth Fund
                         Greater China Growth Portfolio
                      (Accession No. 0000912057-02-039782).

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by the Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                         Repurchase
                                                       Distribution                    Service          Transaction
                         Sales             Sales            Fee                       Fees Paid             Fees
                      Charges to        Charges to        Paid to         Total         Paid to           Paid to
Total Sales           Investment         Principal       Principal       Service      Investment         Principal
Charges Paid            Dealers         Underwriter     Underwriter     Fees Paid       Dealers         Underwriter
------------            -------         -----------     -----------     ---------       -------         -----------
  $23,180               $19,732           $3,448          $83,690        $72,941        $67,522           $2,920

For the fiscal years ended August 31, 2001 and August 31, 2000, total sales charges of $47,842 and $156,097, respectively, were paid on sales of Class A, of which the principal underwriter received $7,497 and $9,578, respectively.


Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class A. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                                                   Length of Period Ended August 31, 2002
Average Annual Total Return:                                                    One Year        Five Years      Life of Fund
----------------------------                                                    --------        ----------      ------------
Before Taxes and Excluding Maximum Sales Charge                                  -3.71%           -14.04%         -0.76%
Before Taxes and Including Maximum Sales Charge                                  -9.28%           -15.06%         -1.35%
After Taxes on Distributions and Excluding Maximum Sales Charge                  -3.71%           -14.04%         -0.98%
After Taxes on Distributions and Including Maximum Sales Charge                  -9.28%           -15.06%         -1.58%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge   -2.28%           -10.47%         -0.44%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge   -5.70%           -11.15%         -0.91%

     Class A's predecessor commenced operations October 28, 1992.

Control Persons and Principal Holders of Securities. At December 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Co., Inc.       Jacksonville, FL        17.8%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission
  Paid by                                                                                                        Repurchase
 Principal      Distribution                                  Uncovered                        Service          Transaction
Underwriter         Fee                     CDSC             Distribution                        Fees               Fees
   to             Paid to                 Paid to               Charges                         Paid to           Paid to
Investment       Principal               Principal         (as a % of Class    Service        Investment         Principal
 Dealers        Underwriter             Underwriter           Net Assets)       Fees            Dealers         Underwriter
 -------        -----------             -----------           -----------       ----            -------         -----------
 $35,779         $300,669                $140,000          $2,134,000 (6.4%)  $104,982         $100,278          $3,462.50


Performance Information. The table below indicates the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                                                   Length of Period Ended August 31, 2002
Average Annual Total Return:                                                    One Year        Five Years      Life of Fund
----------------------------                                                    --------        ----------      -------------
Before Taxes and Excluding Maximum Sales Charge                                  -4.44%           -14.62%          -1.17%
Before Taxes and Including Maximum Sales Charge                                  -9.22%           -14.96%          -1.17%
After Taxes on Distributions and Excluding Maximum Sales Charge                  -4.44%           -14.62%          -1.19%
After Taxes on Distributions and Including Maximum Sales Charge                  -9.22%           -14.96%          -1.19%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge   -2.73%           -10.85%          -0.90%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge   -5.66%           -11.08%          -0.90%

     Predecessor Fund commenced operations June 7, 1993.

Control Persons and Principal Holders of Securities. At December 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        17.5%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      Class C Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission
  Paid by                                                                                                        Repurchase
 Principal      Distribution                                  Uncovered                        Service          Transaction
Underwriter         Fee                     CDSC             Distribution                        Fees               Fees
   to             Paid to                 Paid to               Charges                         Paid to           Paid to
Investment       Principal               Principal         (as a % of Class    Service        Investment         Principal
 Dealers        Underwriter             Underwriter           Net Assets)       Fees            Dealers         Underwriter
 -------        -----------             -----------           -----------       ----            -------         -----------
 $35,122         $29,764                  $12,000          $5,897,000 (203%)   $9,921           $8,562            $357.50


Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                                                   Length of Period Ended August 31, 2002
Average Annual Total Return:                                                    One Year        Five Years      Life of Fund
----------------------------                                                    --------        ----------      ------------
Before Taxes and Excluding Maximum Sales Charge                                  -4.61%          -14.64%           -1.41%
Before Taxes and Including Maximum Sales Charge                                  -5.56%          -14.64%           -1.41%
After Taxes on Distributions and Excluding Maximum Sales Charge                  -4.61%          -14.64%           -1.42%
After Taxes on Distributions and Including Maximum Sales Charge                  -5.56%          -14.64%           -1.42%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge   -2.83%          -10.87%           -1.11%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge   -3.41%          -10.87%           -1.11%

     Predecessor Fund commenced operations December 28, 1993.

Control Persons and Principal Holders of Securities. At December 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        31.7%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX D

                             CHINA REGION COUNTRIES

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it. Moreover, the information is as of the date of this SAI (or such other date as set forth below). This information is expected to change substantially during the period in which this SAI is in use. No representation is made that any correlation will exist between the economies or stock markets of China region countries and the Fund's performance.


                           PEOPLE'S REPUBLIC OF CHINA

China is the world's third largest country occupying a region of 9.6 million square kilometers. China is the world's most populous nation, consisting of more than one-fifth of the human race. The estimated population is approximately 1.2 billion.

In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic growth eventually led to the ascendancy of reformers headed by Deng Xiaoping. In the late 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders. The Chinese Communist Party (CCP) has just completed the 16/th/ Party Congress in November 2002, with Hu Jintao being selected to replace Jiang Zemin as the General Secretary of the Party. However, Jiang Zemin is expected to remain influential as he retains the position of the Central Military Commission of CCP. Within the new Politburo Standing Committee, the highest decision-making body in CCP (effectively the power center of Chinese politics), most of the members are thought to be associated with Jiang Zemin. In any case, we do not expect major change in China's economic policy due to the leadership succession.

Since 1992, China has achieved average annual growth in real gross domestic product (GDP) averaging 8%. The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing in weighting, continues to constitute the bulk of the economy, particularly in strategic sectors like telecom, banks, oil and steel etc. In recent years, however, the economy has been significantly restructured through the relaxing of government authority in the day to day operations in industrial enterprises. Market forces have played a much larger role in allocating economic resources in recent years.

Manufacturing  sector  accounted  for 44.4% of China's GDP in 2001. In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry. Considerable industrial growth has come from private-run and foreign-invested enterprises in South China and East China. Industrial output has grown rapidly and is increasingly important to the Chinese economy. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as micro-electronics and telecommunications. However, many enterprises have a huge staff burden which must be relieved to increase the competitiveness of the enterprises. To avoid social unrest caused by the increase in unemployment rate, there is so far no easy solution.

Inflation, which was a problem in early 1990s, has been under control, but deflation is becoming an issue. Inflation rate rocketed to 24% in 1994 and then dropped to 8.3% in 1996 and 2.8% by 1997. The control achieved over inflation is the result of austerity measures implemented by the government during 1994 to 1996. The impact of these austerity measures was exacerbated by the Asian financial crisis of 1997 and 1998, and, with the inherent structural imbalances in the Chinese economy, caused China to enter a sustained period of deflation. In response, the Chinese government has implemented a series of fiscal and monetary stimulus packages aimed at boosting domestic demand. Despite the strong domestic demand, China cannot completely shake away the deflationary pressure. After two years of slightly positive inflation in 2000 and 2001, deflation re-emerged in 2002.

In last few years, mainly due to the massive inflow of FDI in the electronics manufacturing sector, electronics replaced textiles and garments as the largest export category. In 2001, exports of electronics and textile/garment reached US$73 billion and US$54 billion respectively, 27% and 20% of total exports respectively. China has recorded a trade surplus every year from 1994 onwards, and reached US$23 billion in 2001. With China's export production base increasingly shifted to East China (around Shanghai), HK's role as a re-export center has been reduced. Therefore, the share of Chinese exports directed to HK has dropped from 27% in 1994 to only 17% in 2001. Also, the share of Chinese exports from Guangdong province dropped from 44% in 1994 to 36% in 2001, and from Greater Shanghai (Shanghai, Jiangsu and Zhejiang) rose from 19% to 30% during the same period.

China has remained a conservative borrower but since the early 1980s has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. However, China's foreign debt is still in a very healthy position. Total foreign debt as at 2001 was estimated at US$212 billion while foreign exchange reserve was at US$158 billion. The primary sources of foreign capital for China include: International Monetary Fund and World Bank loans and credits; government low interest loans and credits; and commercial loans and credits. China is also a major recipient of FDI. In 2001, FDI into China reached US$47 billion.

There is centralized control and unified management of foreign exchange in China. The renminbi has remained stable at the 1994 level for the past years.

There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. From 2001 onwards, "B' share market was opened to domestic investors, and their total market capitalization in October 2002 was at US$11 billion. In November 2002, the China Securities Regulatory Commission and the People's Bank of China jointly announced a Qualified Foreign Institutional Investors (QFII) scheme allowing foreign investors to participate in the "A" share market, which were offered exclusively to domestic investors. Total market capitalization of the "A" share market reached US$505 billion by October 2002, making it probably the second largest stock market in Asia after Japan.

                                    HONG KONG

As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the Colony in 1841. China remains Hong Kong's largest trade partner. In 2001, 45.3% of Hong Kong's total imports came from China, representing a dramatic increase from the 34% level in the early 1990s. On the export front, China accounted for 36.9% of Hong Kong exports in 2001. Since the implementation of the Open Door Policy in 1979, most of the Hong Kong based companies have set up factories in Southern China. Most of the manufacturing facilities are located in the province of Guangdong, where it is estimated that Hong Kong companies currently employ more than 6 million workers or close to 10% of the Guangdong province population.

There also has been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the setting up of representative offices or window companies, purchase of stakes in existing companies as well as direct investment in properties. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of over 78 million.

To sustain the growth of the Guangdong economy, the Hong Kong government in 1989 unveiled PADS, the Port and Airport Development Strategy. The project, which cost in excess of $21 billion, was designed to allow Hong Kong's cargo handling capacity to increase by four times between 1988 and 2011 and its air traffic handling capacity to increase from 15 million passengers in 1988 to 50 million in 2011. Recently signed US-Hong Kong Air Services Agreement also reinforced Hong Kong's CLK International Airport as the regional aircargo hub, facilitating South China's export via air frieght, particularly for the high margin consumer electronics/computer related products destined to the US and other OECD countries. Last but not least, the proposed construction of the Zhuhai-Lantau-Macau-Shekou bridge is likely to be finalized in 2003 and this serves as an important link between the Western Pearl River Delta and Hong Kong, further facilitating the flow of passengers and goods.

In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations. The Basic Law, the outline for Hong Kong's government post reunification with China in 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997. This integration process directly affects the value of Hong Kong investments. In the five years since the handover in mid 1997, Basic Law has worked extremely well and Beijing officials had never meddled or attempted to meddle with Hong Kong's financial and political affairs, even in July 1998 when the currency peg was under severe pressure.

In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 1999 contributed over 85% of GDP.

The competitive devaluation of the Asian currencies together with a general slowdown in the global economy had severe impact on Hong Kong's asset prices and residential property prices had fallen by more than 65% in just five years. The government announced a property reflation package in late 2002 targeting at controlling land supply as well as stimulating demand for properties (rental coupon, subsidised loans). Initial response was very positive as week-on-week transaction has picked up significantly (+50%) since the announcement of the reflation package. However, prices are unlikely to improve anytime soon as overhang of more than 20,000 (units launched but remained unsold) will take some time to digest.

The Stock Exchange of Hong Kong Ltd. ("SEHK"), with a total market capitalization as of October 2002 of approximately US$453 billion is now one of the largest stock markets in Asia. As of that date, 803 companies and 1,426 securities were listed on the SEHK.

There are no regulations governing foreign investment nor exchange controls in Hong Kong. Investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

                                     TAIWAN

The basic geopolitical fact about Taiwan is that it sits under the shadow of mainland China and under the threat of reunification, whether peaceful or by military means. Taiwan is dependent on its close relationship with the United States and its very successful diplomacy and public relations campaign which, ever since Madame Chiang Kai-Shek's days in the 1940s has sustained a high level of sympathy in Washington for the Nationalist regime. Taiwan also has close relations with Israel, with whom it has had military as well as trade links. Taiwan remains a free capitalist enclave with some very successful entrepreneurial and export-oriented companies. The government's role in the economy is relatively small.

Nevertheless, economic integration between the Chinese communities of China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan has capital, technology and trained entrepreneurs. Over 30 percent of Taiwan's trade is with mainland China and the total investment from Taiwan to China has exceeded U.S. $50 billion since 1990. A shortage of skilled labour, the high cost of labour and the relatively strong New Taiwan dollar, has impelled many Taiwanese businesspeople to shift their production to Thailand, the Philippines, and Malaysia as well as China. Taiwan has over U.S. $150 billion of foreign exchange reserves.

Between 1960 and 2001, Taiwan's GNP grew from less than $2 billion to over $280 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The Taiwan Stock Exchange Corp. is viewed as a highly priced and highly volatile securities market.

Taiwan has a very Chinese culture and way of life which can affect the commercial systems. For example, business deals very often depend on the personal contact and mutual trust between the two parties involved.

                                      KOREA

Political volatility has characterized the history of South Korea (hereafter referred to as "Korea") during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline has been characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese.

Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent. However, series of economic problems have flooded Korea since 1996. The Korean currency as well as the stock market fell dramatically in 1997 and early 1998. With little choice, Korea accepted an International Monetary Fund's rescue package, which came with measures intended to put the economy in better order. As a result, drastic reforms have been introduced into Korea's business practices, especially the banking system.

Since January 1998, a dramatic economic recovery has taken place principally driven by the global recovery in the semiconductor, steel and automobile industries. Sovereign debt and many top tier corporates have recovered to investment grade status with bond yields on 10 year treasuries falling from more than 1000 basis points over U.S. treasuries to less than a 200 basis point spread. Significant restructuring has taken place with the closure or nationalization of major banks and subsequent distressed asset sales by the Korea Asset Management Corporation. While the pace of large-scale corporate restructuring did slow down in the latter half of 1999, the progress was exceptional. Kim Dae-jung, having just about a year left in office as President, recently stepped down as the head of his party. Some indicate that in the next year there could be a scale back in restructuring efforts as no politician would be keen to take tough measures.

The equity market also rewarded the Korea's restructuring efforts. Helped by ample domestic liquidity inflow and launching of new equity-type mutual funds, KOSPI went from sub-300 in the summer 1998 to above 1000 in early 2000. Helped by internet boom and retail participation, KOSDAQ turnover skyrocketed and surpassed that of KOSPI briefly. The liquidity crisis at several large companies (Daewoo Group, Hyundai E&C, Hynix) and the burst of the dot-com bubble led to the bear market in the subsequent 18 months, until the events of September 2001 forced BOK to cut rates, providing the basis for the liquidity driven rally until April 2002.

The increase in the foreign participation in the equity market has also helped Korean corporates to become more transparent and be more sensitive to corporate governance issues, although there are still areas for improvement. Although foreign money accounts for roughly 10-15% of the daily turnover, foreign investors in the aggregate is estimated to own about 30-40% of the Korean companies on average. The foreign ownership in large companies is much more dominant: the foreign ownership in blue chips such as SEC, Kookmin Bank, and POSCO are typically 50-70%. All Korean companies now report on a quarterly basis, and have recently been required to follow strict Fair Disclosure guidelines. Cash generation and ROE, concepts that were foreign to most Koreans before the crisis, are now embraced by most large companies.

Post-crisis, Korean banks had to find a new area for loan growth and naturally turned to then-the most un-leveraged segment of the economy: households. As a result, the household credit went through 3 years of expansion, and now reached a level which many policy makers consider as a dangerous level. The increase in the consumer credit meant that domestic consumption has become a more important driver for the Korean economy than before. Debate continues if the current household credit boom in Korea is a bubble.

In second half 2002, Korea's GDP is around US$422 billion, its market cap at US$195 billion level. The rural sector accounts for approximately 4% of GDP, and about 10% of employment. The services and the manufacturing sectors remain the dominant contributors to GDP at 44% and 30% respectively. In the case of the services sector recent years have seen the growing importance of the wholesale and retail sales sectors - the sector accounted for around 13% of GDP in 2001. Although Korea has a diverse export base, the electronics sector accounts is by far the largest contributor - accounting for 31% of total exports in 2001. The next two important sectors are machinery and automobiles - accounting for 7% and 8% of total exports.

                                    THAILAND

Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-one coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.

Thailand has a free and independent peasant population which has, on the whole, enjoyed a higher standard of living than their neighbors and, therefore, the communist movement has never made much headway among the rural people. On the other hand again, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) has put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the north east provinces (an estimated per capital income would be perhaps U.S. $2,000 per annum for the former and less than U.S. $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.

Thailand's economy has been among the fastest growing in the world during the past decade. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan. There has been a large shift away from agriculture towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and moves of populations.

It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 7 percent. The boom in early 1990s has resulted in over-valued currency, real estates and problems in the banking sector. These have finally hurt the economy of Thailand in 1997 and as a result International Monetary Fund's rescue have been requested. The economic contraction in 1998 was severe but was generally viewed as a healthy one.

The boom since the early 1990s has resulted in huge imbalances in the country's balance of payments position and has significantly strained its nascent banking system. These pressures finally exploded in July 1997 which led to the devalution of the THB. Help from the International Monetary Fund was sought and arrived in the form of a U.S. $17.2 billion aid package. The economic contraction in 1998 was severe with more than 1 million Thais pushed below the poverty line. Had it not been for the strong performance of its agriculture sector, which employs more than 50% of the country's labour force and is home to 50% of its population, its overly social stability might have been threatened. From an enviable surplus position for more than a decade, the Government was thrown into a realm of fiscal deficits. As for its financial sector, the ability of the Thai authorities to directly intervene and resuscitate its banking system has been limited due to its relatively democratic political structure compared to its neighbors.

                                    MALAYSIA


The central dilemma in assessing Malaysia's political risk is the perennial question of relations between the Malay and Chinese communities representing as they do about 60 percent and 30 percent of the population respectively. Since the 1969 racial riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the Bumiputra (or the sons of the soil), which is the dominant Malay majority.

The success of Malaysia's so-called New Economic Policy is unquestioned and has given a great deal of legitimacy to the continued run of the United Malay National Organization (UMNO) under its successive prime ministers and most recently under Dr. Mahathir Mohammed who has now held power for more than a decade. The Chinese community has also done well economically, although the political disunity in the Malaysian Chinese Association (MCA) has left them somewhat leaderless in the political sphere.

The ruling UMNO party retained its significant majority in the last general election in 2001. Though Dr. Mahathir remained popular, his majority was lower than previously. The main opposition party, Parti Islam SeMalaysia (PAS), won over control of an additional state in the Eastern coast of Peninsular Malaysia. PAS today controls two out of the total thirteen states in Malaysia. Its relative success in the last election was the result of the party capitalizing on the split within the Malay community after the arrest and jailing of the then Deputy Prime Minister Anwar Ibrahim.

Public sentiment towards PAS, however, shifted dramatically after the September 11/th/ (9-11) incident. The Malays in Malaysia, who are predominately peaceful and moderate Muslims, started to question PAS' political ideology and platform and feared extremist elements. The fallout from 9-11 worked in UMNO's favour and has boosted support for the Mahathir administration's more pragmatic and moderate style.

The Malaysian Government has also reacted quickly to potential subversive elements lurking within the country. People deemed to have links with terrorist networks in the region have been arrested to prevent potential attacks. To a large extent, this has calmed the public and lessened investors' worries, and has garnered further political support for the Government and UMNO.

This new confidence and strengthened political will has allowed Dr. Mahathir to exit at a high. He has announced his retirement from Malaysian politics and a succession plan which will see the present Deputy Prime Minister Abdullah Badawi taking over as Prime Minister in October 2003.

Since independence in 1957, Malaysia has generally experienced high economic growth with low inflation, punctuated by few recessions. Economic growth in the initial years was highly dependent on production and prices of commodities such as rubber and tin. That changed after the mid-eighties as the Government embarked on a path to transform the economy. There was an accelerated shift into manufacturing and away from the old dependence on the plantation and mining sectors. This manufacturing growth has been led by foreign direct investments from Japan, United States and Taiwan, along with notable national projects such as the Proton and Perodua cars. Production of electronic products and components for the export market was promoted and foreign companies in this field were given investment incentives to operate in Malaysia. Malaysia's literate and trainable workforce gave great support to this shift into manufacturing.

As manufactured goods assume a larger importance in the composition of exports compared with commodities, Malaysia's trade position gradually became larger and steadier. Although that made Malaysia wealthier, it also made the country more vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets like the US.

Malaysia's openness to foreign investments had also made the country more exposed to the effects of capital flows which were severely disrupted during the Asian Crisis. As with other Asian markets, currency and the stock market were severely attacked in late 1997 and 1998. This led to the Ringgit's peg (against the US Dollar) and the imposition of capital controls in September 1998. Capital controls on foreign portfolio capital, however, were relaxed from February 1999 onwards.

Malaysia dependence on its export markets is to some degree offset by its domestic market. It is a nation blessed with a relatively young and growing population of 23 million people which helps grow domestic economy steadily. This is recognized by the Government as it continues to spend more to provide better education and building infrastructure. This drive to improve human capital is becoming an important agenda. The Government, realizing the threats to its manufacturing competitiveness brought on by globalization and the rise of China, is keen to reorganize the economy. Malaysia today is actively promoting itself to be regional hubs for service industries such as air and sea port, education, health, and information technology.

                                    SINGAPORE

In the words of a government minister, Singapore is the 'silent success' of the region supported by a workforce that is highly literate, well-educated and trainable. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore, which broke away from the Malaya Federation in 1965, is a small Chinese-populated island surrounded by a sea of Muslims.

One aspect of the political situation has been the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990 to hold the title of Senior Minister, he continues to wield a large influence and power behind the scenes. His son, Lee Hsien Loong, is the current Deputy Prime Minister and is said to be the successor to the current Prime Minister Goh Chok Tong. This has raised the issue of the acceptability of dynastic succession in a parliamentary democracy.

Many of the elder Lee's policies, such as imposing the Mandarin Chinese language on the Singapore educational system, have aroused fierce opposition among the older, anti-communist generation of Singapore Chinese. The tight control of the media and the suppression of all political opposition or criticism of the government, the ruling People's Action Party (PAP) or the Prime Minister himself, has also aroused criticism both at home and internationally.

The Singapore economy has been characterized by one of the highest degree of government involvement and intervention outside of the socialist world. Government linked companies make up the largest local corporations and represent about half of the local stock market capitalization. Nevertheless, the country's economic growth has been impressive, averaging around 7 percent, except during recessions, and even more impressive has been the tight control of inflation which, along with that of Japan, has remained extremely low at below 3 percent for the past decade. Services make up the largest part of Singapore's economy, representing 67% of GDP.

Singapore is a small island state with little or no raw material resources, and a limited land area of only 682 square kilometers. Its only natural advantage is its geographical location which has allowed it to become the regional hub for port and marine services. Singapore is also the undisputed regional financial centre, attributed to the Government's prudent and open economic policies, strong legal and regulatory environment combined with proper safeguards. The nation is also well-known for its efficient Government, excellent infrastructure, and having one of the least corruptible societies.

Given its small size and locale, Singapore is very sensitive to the socio-political and economic developments of its two main neighbours, Indonesia and Malaysia. The economic links are clear in that both neighbours are direct markets for Singapore's service industries. Being regional centres, for example, Singapore's port and financial industries serve customers in both Indonesia and Malaysia. In another way, Singaporeans rely on Malaysia for a portion of its raw water supply.

Singapore is also a substantial manufacturing base for many multinationals, particularly technology companies, which contributes to the country's large export sector. Like Malaysia, however, Singapore's position in this area is being threatened by the rise of China. As a result, Singapore is embarking to make itself more business friendly by lowering taxes, streamlining regulations and reducing Government intervention. The Government is also focused on attracting foreign companies in high-value-added industries such as the bio-medical industry.

                                    INDONESIA

Indonesia today has gone through major political restructuring. The current People's Consultative Assembly (MPR) is now made up of representatives of the following main parties: Democratic Party of Indonesia Struggle (PDI-Struggle), Development Unity Party (PPP) and Golongan Karya (Golkar) providing a system of checks and balances. With this new regime it is harder for big cases of corruption to go undetected. As a sign of further progress, the latest MPR session has voted to have direct presidential elections by 2004 and elimination of the practice of reserving seats for the armed forces in parliament. President Megawati's moderate and multi-cultural approach seems to be stable but the growing militancy of Islamic fundamentalist groups is a factor that affects Indonesia's security and international relations.

President Megawati has made several achievements in the political arena as well as in the country's economy. She is firmly in control and removed the volatile swings in political unrest that was induced by the former presidents. She has managed to stabilize the economy and strengthen her control over the government and she has regained support of multilateral agencies and improved foreign relations. Instituting corporate reforms has been an important part of the government plan to ensure that problems brought about by the monetary crisis in 1998 does not recur.

Growth is an important prerequisite for poverty reduction of the country. The state or business monopolies have been dismantled. Decentralization is taking place and resource-rich provinces are given more economic power. This will help reduce risk of political disintegration. Indonesia is staging a substantial initial recovery in industrial and manufacturing investments with its traditional strategic trading partners, Japan, US and South Korea. The government must be able to prove that it is capable of sustaining the recovery and accelerate economic growth.

                                 THE PHILIPPINES

Upon gaining office President Arroyo and her administrators faced major social and economic challenges, including the out of control budget deficit, below target revenues, huge borrowings, volatile currency and low investor confidence. Much improvement has been achieved on the political front. Initiatives towards improving peace and order started to bear fruit as major criminals and terrorists are slowly being caught. Legislation has been progressive on the congressional level. The lack of cohesion in the Senate has culminated in a recent change in leadership as weak allegiances have been broken.

In 2002, the administration has given priority to create reforms to further strengthen the banking sector, addressing deficiencies in corporate governance and expanding revenue sources. One promising sign is that Philippine corporations are not as indebted as their counterparts in most neighboring countries.

The economy is basically agricultural with an aggregate of about two-thirds of Filipinos depending on the sector. A major transition is underway, involving various sectors that capitalize on the many strengths of the Philippines's first-rate labor force. The manufacturing sector continues to increase its share of GDP relative to the traditional agricultural and mining sectors. Evidence of the changes are seen in the renewed investor interest like the Kirin Brewery in San Miguel and Ford Philippines starting to manufacture cars and SUVs for Thailand and Indonesian markets, creating more factory jobs in the Philippines.

The Philippines is one of the countries with rapid rates of population growth, over half of the population is under the age of 19, and will create a dangerous demographic bulge and obstacle to longer term economic and social development. However as long as labor remains mobile, the Philippines can piggy-back on more successful economies. Keys to future growth would be to continue attracting foreign capital, enhancing the efficiency of domestic firms.

                                                STATEMENT OF
                                                ADDITIONAL INFORMATION

                                                January 1, 2003








                             EATON VANCE GROWTH FUND

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                   Page                                     Page
Strategies and Risks                 2     Purchasing and Redeeming Shares   13
Investment Restrictions              4     Sales Charge                      14
Management and Organization          5     Performance                       17
Investment Advisory and                    Taxes                             18
 Administrative Services            11     Portfolio Securities              20
Other Service Providers             12     Financial Statements              22
Calculation of Net Asset Value      12


             Appendix A: Class A Fees, Performance and Ownership 23 Appendix B: Class B Fees, Performance and Ownership 24 Appendix C: Class C Fees, Performance and Ownership 26

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's prospectus dated January 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.



(C) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

The Portfolio's primary strategies are defined in the prospectus. The following is a description of the various investment practices in which the Portfolio may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks. The Portfolio's investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help the Portfolio achieve its investment objective.

FOREIGN INVESTMENTS. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

FOREIGN CURRENCY TRANSACTIONS. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

DERIVATIVE INSTRUMENTS. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on indices and options on stock index futures, the purchase of put options and the sale of call options on securities held, equity swaps, the purchase and sale of currency futures, and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.


ASSET COVERAGE. To the extent required by SEC guidelines, the Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

HIGH YIELD BONDS. The Portfolio may invest in high yield, high risk corporate bonds (commonly referred to as "junk bonds") if the investment adviser believes such bonds offer the potential for capital growth. High yield bonds are considered predominantly speculative because of the credit risk of their issuers. The Portfolio may invest in such bonds regardless of their credit rating.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss.

Repurchase agreements which mature in more than seven days will be treated as illiquid. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

SHORT SALES. The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. The Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

TEMPORARY INVESTMENTS. The Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.


PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio and may result in a realization of net short-term capital gains. During the fiscal years ended August 31, 2002 and 2001, the portfolio turnover rate of the Portfolio was 282% and 301%, respectively.


                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund or Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(4)  Underwrite or participate in the marketing of securities of others;

(5) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

(6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

(7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or

(8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments (b) entering into repurchase agreements or
     (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

  . make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

  . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JESSICA M. BIBLIOWICZ  Trustee         Since 1998          President and Chief Executive           185           None
11/28/59                                                   Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Trustee of the      Chairman, President and Chief           190           Director of EVC
11/9/41                                Trust since 1989;   Executive Officer of BMR, Eaton
                                       Trustee of the      Vance and their corporate parent
                                       Portfolio since     and trustee (EVC and EV,
                                       1992                respectively); Director of EV;
                                                           Vice President and Director of EVD.
                                                           President and/or officer of 190
                                                           investment companies in the Eaton
                                                           Vance Fund Complex.  Mr. Hawkes is
                                                           an interested person because of his
                                                           positions with BMR, Eaton Vance and
                                                           EVC, which are affiliates of the
                                                           Trust and Portfolio.
NONINTERESTED TRUSTEES

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      190           Trustee/Director of
3/26/31                                Trust since 1989;   (corporate relations and                              the Royce Funds
                                       of the Portfolio    communications company).                              (mutual funds)
                                       since 1993                                                                consisting of 17
                                                                                                                 portfolios

                                       5

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            190           Director of Tiffany
2/23/35                                Trust since 1989;   Investment Banking Emeritus,                          & Co. (specialty
                                       of the Portfolio    Harvard University Graduate                           retailer) and
                                       since 1993          School of Business                                    Telect, Inc.
                                                           Administration.                                       (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation          190           None
9/21/35                                Trust since 1989;   (an investment and financial
                                       of the Portfolio    advisory services company)
                                       since 1993          (since September 2000).  Chairman,
                                                           Hellman, Jordan Management Co., Inc.
                                                           (an investment management company)
                                                           (since November 2000).  Advisory
                                                           Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (since June 2002).  Formerly Chairman
                                                           of the Board, United Asset Management
                                                           Corporation (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            185           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      170           None
2/21/30                                Trust since 1989;
                                       of the Portfolio
                                       since 1993

(1) Includes both master and feeder funds in a master-feeder structure.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

   Name and             Position(s) with the          Term of Office and
Date of Birth              Trust/Portfolio             Length of Service          Principal Occupation(s) During Past Five Years
-------------           --------------------          ------------------          ----------------------------------------------
THOMAS E. FAUST, JR.    President of the Trust        Since 2002*                 Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                                                                           and EV; Chief Investment Officer of Eaton Vance
                                                                                  and BMR and Director of EVC.  Officer of 50
                                                                                  investment companies managed by Eaton Vance or
                                                                                  BMR.

DUNCAN W. RICHARDSON    President of the Portfolio    Since 2002                  Senior Vice President and Chief Equity Investment
10/26/57                                                                          Officer of Eaton Vance and BMR.  Officer of 25
                                                                                  investment companies managed by Eaton Vance or
                                                                                  BMR.

GREGORY L. COLEMAN      Vice President of the         Since 2001                  Partner of Atlanta Capital.  Officer of 10
10/28/49                Trust                                                     investment companies managed by Eaton Vance or
                                                                                  BMR.

ARIEH COLL              Vice President of the         Since 2000                  Vice President of Eaton Vance and BMR.  Officer of
11/9/63                 Portfolio                                                 3 investment companies managed by Eaton Vance or
                                                                                  BMR.

JAMES A. WOMACK         Vice President of the         Since 2001                  Vice President of Atlanta Capital.  Officer of 10
11/20/68                Trust                                                     investment companies managed by Eaton Vance or
                                                                                  BMR.

WILLIAM J. AUSTIN, JR.  Treasurer of the              Since 2002*                 Assistant Vice President of Eaton Vance and BMR.
11/27/51                Portfolio                                                 Officer of 41 investment companies managed by
                                                                                  Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust        Since 1989                  Vice President of BMR, Eaton Vance and EVD.
4/1/45                                                                            Officer of 112 investment companies managed by
                                                                                  Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                     Since 1997                  Vice President, Secretary and Chief Legal Officer
10/10/40                                                                          of BMR, Eaton Vance, EVD and EVC.  Officer of 190
                                                                                  investment companies managed by Eaton Vance or
                                                                                  BMR.

*Prior to 2002, Mr. Faust served as Vice President since 1999 and Mr. Austin served as Assistant Treasurer since 1993.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended August 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended August 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended August 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of the Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                                          Aggregate Dollar Range of Equity
                                                                        Securities Owned in All Registered
                             Dollar Range of Equity Securities           Funds Overseen by Trustee in the
    Name of Trustee                 Owned in the Fund                        Eaton Vance Fund Complex
    ---------------                 -----------------                        ------------------------
Interested Trustees
  Jessica M. Bibliowicz                   None                                  $10,001 - $50,000
  James B. Hawkes                         None                                    over $100,000
Noninterested Trustees
  Donald R. Dwight                $10,001 - $50,000 (1)                           over $100,000
  Samuel L. Hayes, III                    None                                    over $100,000
  Norton H. Reamer                 $10,001 - $50,000                              over $100,000
  Lynn A. Stout                           None                                  $10,001 - $50,000
  Jack L. Treynor                         None                                    $1 - $10,000

(1) Reported figure includes 6,202 shares held in trust for the benefit of family members sharing the same household as Mr. Dwight.

As of December 31, 2001, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2000 and December 31, 2001, no noninterested Trustee (or their immediate family members) had:

 1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

 2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

 3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.


Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for Trustees.

The fees and expenses of the Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended August 31, 2002, the Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2001, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                            Jessica M.      Donald R.       Samuel L.       Norton H.        Lynn A.         Jack L.
Source of Compensation      Bibliowicz       Dwight           Hayes          Reamer           Stout          Treynor
----------------------      ----------      ---------       ---------       ---------        -------         -------
      Trust (2)              $  2,645       $  2,189        $  2,470        $  2,719        $  2,414         $  2,538
      Portfolio                 1,488          1,699(3)        1,814           1,661           1,703(4)         1,683
        Total                 160,000        162,500(5)      170,000         160,000         160,000(6)       170,000

(1) As of January 1, 2003, the Eaton Vance fund complex consists of 191 registered investment companies or series thereof.
(2)  The Trust consisted of 10 Funds as of August 31, 2002.
(3)  Includes $938 of deferred compensation.
(4)  Includes $255 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

ORGANIZATION

The Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

INVESTMENT ADVISORY SERVICES. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.


For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2002.

 Net Assets at              Advisory Fee Paid for Fiscal Years Ended
                            ----------------------------------------
 August 31, 2002    August 31, 2002    August 31, 2001     August 31, 2000
 ---------------    ---------------    ---------------     ---------------
   $89,799,261         $697,225           $900,863           $1,144,005


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

ADMINISTRATIVE SERVICES. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.


SUB-TRANSFER AGENCY SERVICES. Eaton Vance also serves as sub-transfer agent for the Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of the Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance shall receive an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds. The Fund will pay a pro-rata share of such fee. For the fiscal year ended August 31, 2002, Eaton Vance was paid $1,600 by the transfer agent for sub-transfer agency services performed on behalf of the Fund.

INFORMATION ABOUT BMR AND EATON VANCE. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

CODE OF ETHICS. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

EXPENSES. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

PRINCIPAL UNDERWRITER. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

CUSTODIAN. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

TRANSFER AGENT. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE
The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

ADDITIONAL INFORMATION ABOUT PURCHASES. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

SUSPENSION OF SALES. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PLAN. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

DEALER COMMISSIONS. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

PURCHASES AT NET ASSET VALUE. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

RIGHT OF ACCUMULATION. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

EXCHANGE PRIVILEGE. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

TAX-SHELTERED RETIREMENT PLANS. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTION AND SERVICE PLANS


The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.


The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the

"Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE
Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Present and prospective investors may be provided with information on equity investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;
  .  funding a college education (including its actual and estimated cost);
  .  health care expenses (including actual and projected expenses);
  . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended August 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject the Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Portfolio will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

A portion of distributions made by the Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.


Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Portolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or
(iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended August 31, 2002, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                           Amount of Transactions       Commissions Paid on
  Fiscal Year            Brokerage           Directed to Firms        Transactions Directed to
      End             Commission Paid       Providing Research        Firms Providing Research
  -----------         ---------------       ------------------        ------------------------
August 31, 2002         $1,044,299             $466,736,820                  $1,020,249
August 31, 2001         $  597,338
August 31, 2000         $  767,062

The increase in brokerage commissions paid by the Portfolio during the most recent fiscal year resulted from an increase in the number of transactions conducted on securities exchanges and a decrease in the number of transactions conducted on a "net" (i.e., without commission) basis.

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' report for, the Fund and Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

HOUSEHOLDING. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended August 31, 2002, as previously filed electronically with the SEC (Accession No. 0000912057-02-039782).

                                                                      APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP


SALES CHARGES, SERVICE FEES AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

Total Sales    Sales Charges to     Sales Charges to     Total Service     Service Fees Paid      Repurchase Transaction Fees
Charges Paid  Investment Dealers  Principal Underwriter    Fees Paid     to Investment Dealers   Paid to Principal Underwriter
------------  ------------------  ---------------------  -------------   ---------------------   -----------------------------
  $42,033          $37,754               $4,279             $262,872           $132,601                   $1,087.50

For the fiscal years ended August 31, 2001 and August 31, 2000, total sales charges of $57,159 and $55,087, respectively, were paid on sales of Class A, of which the principal underwriter received $8,606 and $8,438, respectively.


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                       Length of Period Ending August 31, 2002

Average Annual Total Return:                           One Year       Five Years     Ten Years
----------------------------                           --------       ----------     ---------
Before Taxes and Excluding Maximum Sales Charge         -24.08%         -4.94%          3.99%
Before Taxes and Including Maximum Sales Charge         -28.42%         -6.06%          3.37%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                 -24.08%         -6.83%          1.64%
After Taxes on Distributions and Including
   Maximum Sales Charge                                 -28.42%         -7.92%          1.04%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                       -14.79%         -3.13%          3.21%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                       -17.45%         -4.00%          2.69%

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 2, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. To the knowledge of the Trust, no person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIP


DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid      Distribution     CDSC Paid        Uncovered                    Service Fees
   by Principal       Fee Paid to         to           Distribution                    Paid to        Repurchase Transaction
  Underwriter to       Principal       Principal    Charges (as a % of    Service     Investment           Fees Paid to
Investment Dealers    Underwriter     Underwriter   Class Net Assets)      Fees         Dealers        Principal Underwriter
------------------    ------------    -----------   ------------------    -------    ------------      ---------------------
    $31,415             $68,684         $53,000       $90,000 (1.3%)      $24,232      $21,032               $722.50


PERFORMANCE INFORMATION. The table below indicates the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                       Length of Period Ending August 31, 2002

Average Annual Total Return:                           One Year       Five Years     Ten Years
----------------------------                           --------       ----------     ---------
Before Taxes and Excluding Maximum Sales Charge        -24.59%          -5.70%         3.32%
Before Taxes and Including Maximum Sales Charge        -28.36%          -5.98%         3.32%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -24.59%          -6.80%         2.13%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -28.36%          -7.10%         2.13%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -15.10%          -3.97%         2.79%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -17.41%          -4.18%         2.79%
Predecessor Fund commenced operations
   September 13, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 2, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


  Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        11.0%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      CLASS C FEES, PERFORMANCE & OWNERSHIP


DISTRIBUTION, SERVICE AND REPURCHASE TRANSACTION FEES. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

 Commission Paid      Distribution     CDSC Paid        Uncovered                    Service Fees
   by Principal       Fee Paid to         to           Distribution                    Paid to        Repurchase Transaction
  Underwriter to       Principal       Principal    Charges (as a % of    Service     Investment           Fees Paid to
Investment Dealers    Underwriter     Underwriter   Class Net Assets)       Fees        Dealers        Principal Underwriter
------------------    ------------    -----------   ------------------    -------    ------------      ---------------------
    $17,961             $23,033         $1,000        $563,000 (22.6%)     $7,678       $4,488               $102.50


PERFORMANCE INFORMATION. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

ABOUT RETURNS AFTER TAXES. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.


                                                       Length of Period Ending August 31, 2002

Average Annual Total Return:                           One Year       Five Years     Ten Years
----------------------------                           --------       ----------     ---------
Before Taxes and Excluding Maximum Sales Charge        -24.62%          -5.76%         2.76%
Before Taxes and Including Maximum Sales Charge        -25.37%          -5.76%         2.76%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -24.62%          -7.00%         1.33%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -25.37%          -7.00%         1.33%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -15.12%          -3.96%         2.29%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -15.58%         -11.07%         2.29%
Predecessor Fund commenced operations
   November 7, 1994.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. At December 2, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:


  Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        15.6%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                             STATEMENT OF
                                             ADDITIONAL INFORMATION
                                             January 1, 2003



                        Eaton Vance Information Age Fund
                   Eaton Vance Worldwide Health Sciences Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265

This Statement of Additional Information ("SAI") provides general information about the Funds and the Portfolios. Each Fund is a series of Eaton Vance Growth Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:



                                   Page                                     Page
Strategies and Risks                 2     Purchasing and Redeeming Shares   17
Investment Restrictions              6     Sales Charge                      18
Management and Organization          7     Performance                       21
Investment Advisory and                    Taxes                             23
 Administrative Services            13     Portfolio Securities              24
Other Service Providers             16     Financial Statements              26
Calculation of Net Asset Value      16


             Appendix A: Class A Fees, Performance and Ownership 27 Appendix B: Class B Fees, Performance and Ownership 29 Appendix C: Class C Fees, Performance and Ownership 31 Appendix D: Class D Fees, Performance and Ownership 33


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' relevant prospectus dated January 1, 2003, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.




(c) 2003 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc. For purposes of a Portfolio's policy of investing at least 80% of net assets in a particular type of investment, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least sixty days in advance of the proposed change.

                              STRATEGIES AND RISKS

Each Portfolio's primary strategies are defined in the prospectus. The following is a description of the various investment practices in which a Portfolio may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks. A Portfolio's investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help a Portfolio achieve its investment objective.

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States. In some countries, delayed settlements are customary, which increase the risk of loss.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Emerging Companies. The investment risk associated with emerging companies is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, this type of holding may need to be discounted from recent prices or disposed of over a long period of time. The prices of this type of security are often more volatile than those of larger companies which are often traded on a national securities exchange.

Illiquid Securities. Each Portfolio may invest up to 15% of net assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(2) and Rule 144A securities may, however, be treated as liquid by the investment adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If a Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, a Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. Each Portfolio may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed an investment in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised.
Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Under regulations of the CFTC, the use of futures transactions for non-hedging purposes is limited. There can be no assurance that the use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

A put option on a security may be written only if the investment adviser intends to acquire the security. Health Sciences Portfolio will not purchase options if after such transaction more than 5% of net assets, as measured by the aggregate of all premiums paid for such options held would be so invested.

Risks Associated With Derivative Instruments. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised. Transaction costs are incurred in opening and closing positions in derivative instruments.

Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchange may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The use of derivatives are highly specialized activities that involve skills different from conducting ordinary portfolio securities transactions. Under regulations of the CFTC, the use of futures transactions for nonhedging purposes is limited. There can be no assurance that the investment adviser's use of derivative instruments will be advantageous to the Portfolio. The Portfolio will engage in transactions in futures contracts and regulated options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the corresponding Fund as a regulated investment company for federal income tax purposes.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. A Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. A Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

When a Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.

Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Other Investment Companies. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser or the manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

Lending Portfolio Securities. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser.

Equity Investments. Equity securities eligible for purchase include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; debt securities (limited to securities convertible into common stocks); warrants and other convertible instruments.

Convertible Securities. A Portfolio may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into our exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

Warrants. A Portfolio may from time to time invest a portion of its assets in warrants. Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of a Portfolio's investment restrictions).

Temporary Investments. A Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations.

Portfolio Turnover. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the Health Sciences Portfolio's annual turnover rate will generally not exceed 100%, while the Information Age Portfolio's annual turnover rate may exceed 100% (excluding, in both cases, turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended August 31, 2002, the portfolio turnover rate of the Health Sciences Portfolio and Information Age Portfolio was 38% and 107%, respectively.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

(1)  Borrow  money or issue  senior  securities  except as permitted by the 1940
     Act;

(2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(3) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

(4) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

(5)  Underwrite securities of other issuers; or

(6) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contracts for the purchase or sale of physical commodities.

With respect to the Information Age Fund, the Fund may not:

(7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

With respect to Health Sciences Fund, the Fund may not:

(8) Invest in the securities of any one industry, except the medical research and health care industry (and except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result 25% or more of the Fund's total assets would be invested in the securities of such industry.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policy has been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of a Fund or its other investors. Each Fund and Portfolio will not:

 . invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust and each Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and each Portfolio hold indefinite terms of office. The business address of each Trustee and officer, with the exception of Messrs. Lloyd George, Chen and Isaly, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. The business address of Messrs. Lloyd George and Chen is 3808 One Exchange Square, Central, Hong Kong and Mr. Isaly is 787 3rd Avenue, New York, NY 10017. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
     Age                Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees

JESSICA M. BIBLIOWICZ  Trustee of the  Since 1998          President and Chief Executive           185           None
11/28/59               Trust and                           Officer of National Financial
                       Health                              Partners (financial services
                       Sciences                            company) (since April 1999).
                       Portfolio                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Ms. Bibliowicz is an interested
                                                           person because of her affiliation
                                                           with a brokerage firm.

JAMES B. HAWKES        Trustee         Trustee of the      Chairman, President and Chief           190           Director of EVC, EV
11/9/41                                Trust since 1989,   Executive Officer of BMR, Eaton                       and EVD
                                       Information Age     Vance and their corporate parent
                                       Portfolio since     and trustee (EVC and EV,
                                       1995 and Health     respectively); Director of EV;
                                       Sciences            Vice President and Director of EVD.
                                       Portfolio since     President and/or officer of 190
                                       1996                investment companies in the Eaton
                                                           Vance Fund Complex.  Mr. Hawkes is
                                                           an interested person because of his
                                                           positions with BMR, Eaton Vance and
                                                           EVC, which are affiliates of the
                                                           Trust and Portfolio.

HON. ROBERT LLOYD       Trustee and     Trustee of         Chief Executive Officer of Lloyd          5          Chairman of LGM
  GEORGE                Vice President  Information Age    George Management (B.V.I.) Limited
8/13/52                 of Information  Portfolio since    (LGM) and of the investment adviser.
                        Age Portfolio   1996 and Vice      Mr. Lloyd George is an interested
                                        President since    person because of his positions with
                                        1995               LGM, which is an affiliate of the
                                                           Portfolio.

                                       7

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
  Name and              the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
     Age                Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------

Noninterested Trustees

EDWARD K.Y. CHEN        Trustee of      Since 1996         President of Lingnan University in        5          Director of First
1/14/45                 Information                        Hong Kong.  Board Member of the Mass                 Pacific Company,
                        Age Portfolio                      Transit Railway Corporation.  Member                 Asia Satellite
                                                           of the Executive Council of the Hong                 Telecommunications
                                                           Kong government from 1992-1997.                      Holdings Ltd. and
                                                                                                                Wharf Holdings
                                                                                                                Limited (property
                                                                                                                management and
                                                                                                                communications)

DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      190           Trustee/Director of
3/26/31                                Trust since 1989,   (corporate relations and                              the Royce Funds
                                       Information Age     communications company).                              (mutual funds)
                                       Portfolio since                                                           consisting of 17
                                       1995 and Health                                                           portfolios
                                       Sciences
                                       Portfolio since
                                       1996

SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor of            190           Director of Tiffany
2/23/35                                Trust since 1989,   Investment Banking Emeritus,                          & Co. (specialty
                                       Information Age     Harvard University Graduate                           retailer) and
                                       Portfolio since     School of Business                                    Telect, Inc.
                                       1995 and Health     Administration.                                       (telecommunication
                                       Sciences                                                                  services company)
                                       Portfolio since
                                       1996

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation          190           None
9/21/35                                Trust since 1989,   (an investment and financial
                                       Information Age     advisory services company)
                                       Portfolio since     (since September 2000).  Chairman,
                                       1995 and Health     Hellman, Jordan Management Co., Inc.
                                       Sciences            (an investment management company)
                                       Portfolio since     (since November 2000).  Advisory
                                       1996                Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (since June 2002).  Formerly Chairman
                                                           of the Board, United Asset Management
                                                           Corporation (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor Law, University of            185           None
9/14/57                                                    California at Los Angeles School
                                                           of Law (since July 2001).  Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      170           None
2/21/30                                Trust since 1989,
                                       Information Age
                                       Portfolio since
                                       1995 and Health
                                       Sciences
                                       Portfolio since
                                       1996

(1) Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

   Name and             Position(s) with the          Term of Office and
Date of Birth              Trust/Portfolio             Length of Service         Principal Occupation(s) During Past Five Years
-------------           --------------------          ------------------         ----------------------------------------------
WILLIAM J. AUSTIN, JR.  Treasurer of Information      Since 2002                 Assistant Vice President of Eaton Vance and BMR.
12/27/51                Age Portfolio                                            Officer of 41 investment companies managed by
                                                                                 Eaton Vance or BMR.

                                       8

BARBARA E. CAMPBELL     Treasurer of Health           Since 2002                 Vice President of Eaton Vance and BMR.  Officer of
6/19/57                 Sciences Portfolio                                       190 companies managed by Eaton Vance or BMR.

GREGORY L. COLEMAN      Vice President of the         Since 2001                 Partner of Atlanta Capital.  Officer of 10
10/28/49                Trust                                                    investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                     Since 1997                 Vice President, Secretary and Chief Legal Officer
10/10/40                Portfolio                                                of BMR, Eaton Vance, EVD and EVC.  Officer of 190
                                                                                 investment companies managed by Eaton Vance or BMR.

THOMAS E. FAUST, JR.    President of the Trust        Since 2002                 Executive Vice President of Eaton Vance, BMR, EVC
11/20/68                Trust                                                    and EV; Chief Investment Officer of Eaton Vance
                                                                                 and BMR and Director of EVC.  Officer of 50
                                                                                 investment companies managed by Eaton Vance or BMR.

SAMUEL D. ISLAY         President of Health           Sicne 2002                 Managing Member of OrbiMed Advisors LLC
3/12/45                 Sciences Portfolio                                       (formerly OrbiMed Advisors, Inc.) since 1998; and
                                                                                 President of Mehta and Isaly Asset Management,
                                                                                 Inc. from 1989 through 1998.  Officer of 5
                                                                                 investment companies managed by Eaton Vance or BMR.

MARTHA G. LOCKE         Vice President of             Since 2001                 Vice President of Eaton Vance and BMR since 1997.
6/21/52                 Information Age                                          Vice President and Senior Equity Analyst at State
                        Portfolio                                                Street Global Advisors (1987 to 1997).  Officer of
                                                                                 5 investment companies managed by Eaton Vance or
                                                                                 BMR.

JAMES L. O'CONNOR       Treasurer of the              Since 1989                 Vice President of BMR, Eaton Vance and EVD.
4/1/45                  Trust                                                    Officer of 112 investment companies managed by
                                                                                 Eaton Vance or BMR.

DUNCAN W. RICHARDSON    Vice President of             Since 2001                 Vice President of Atlanta Capital.  Officer of 10
11/20/68                the Trust                                                investment companies managed by Eaton Vance or BMR.

JAMES A. WOMACK         Vice President of             Since 2001                 Vice President of Atlanta Capital.  Officer of 10
11/20/68                the Trust                                                investment companies managed by Eaton Vance or BMR.

*Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999, Mr. Isaly served as Vice President of Health Sciences
Portfolio since 1996, Mr. Austin served as Assistant Treasurer of Information Age Portfolio since 2001 and Ms. Campbell served as
Assistant Treasurer of Health Sciences Portfolio since 1996.

The Nominating Committee of the Board of Trustees of the Trust and each Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and each Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and a Portfolio. In the fiscal year ended August 31, 2002, the Nominating Committee convened five times.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of each Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and each Portfolio, and certain service providers. In the fiscal year ended August 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of each Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and each Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance, Lloyd George or their affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein. In the fiscal year ended August 31, 2002, the Special Committee convened four times.

In considering the renewal of the investment advisory agreement(s) between the Portfolios and the investment adviser, the Special Committee considered, among other things, the following:

  .  An independent report comparing fees (in the case of a renewal);

  . Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;

  . Sales and redemption data in respect of the Fund (in the case of a renewal);

  . The economic outlook and the general investment outlook in the relevant investment markets;

  . Eaton Vance, Lloyd George and OrbiMed's results and financial condition and the overall organization of the investment adviser;

  .  Arrangements regarding the distribution of Fund shares;

  .  The procedures used to determine the fair value of each Fund's assets;

  . The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

  .  Eaton  Vance's   management  of  the   relationship   with  the  custodian,
     subcustodians and fund accountants;

  . The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  .  The quality,  nature,  cost and character of the  administrative  and other
     non-investment   management  services  provided  by  Eaton  Vance  and  its affiliates;

  .  Investment management staffing;

  . Operating expenses (including transfer agency expenses) paid to third parties; and

  .  Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.


Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                Dollar Range of Equity Securities Owned By
                                                ------------------------------------------
                        Jessica M.      James B.       Donald R.       Samuel L.       Norton H.       Lynn A.       Jack L.
     Fund Name          Bibliowicz(1)   Hawkes(1)      Dwight(2)       Hayes (2)       Reamer(2)       Stout(2)     Treynor(2)
     ---------          -------------   ---------      ---------       ---------       ---------       --------     ----------
                                        $50,001 -      $10,001 -
Information Age Fund       None         $100,000       $50,000(3)        None            None            None          None

                                          over         $10,001 -       $50,001-
Health Sciences Fund       None         $100,000       $50,000(4)     $100,000(5)        None            None          None

Aggregate Dollar Range
  of Equity Securities
  Owned in all
  Registered Funds
  Overseen by Trustee
  in the Eaton Vance     $10,001-         over            over           over            over           $10,001-        $1-
  Family of Funds        $50,000        $100,000        $100,000       $100,000        $100,000         $50,000       $10,000

(1)  Interested Trustees.
(2)  Noninterested Trustees.
(3) Reported figure includes 252 shares held in trust for the benefit of family members sharing the same household as Mr. Dwight.
(4) Reported figure includes 602 shares held in trust for the benefit of family members sharing the same household as Mr. Dwight.
(5) Reported figure includes 9,026 shares held in trust for the benefit of family members not sharing the same household as Mr. Hayes. Mr. Hayes' spouse serves as one of the trustees of said trust.

As of December 31, 2001, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2000 and December 31, 2001, no noninterested Trustee (or their immediate family members) had:


 1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

 2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

 3. Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD;
     (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.

Trustees of each Portfolio who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees received from certain Eaton Vance sponsored funds in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Eaton Vance sponsored fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Neither the Trust nor the Portfolio has a retirement plan for Trustees. Each Portfolio does not participate in the Trustees' Plan.


The fees and expenses of the Trustees of the Trust and each Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (A Trustee of the Trust and each Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and each Portfolio). During the fiscal year ended August 31, 2002, the Trustees of the Trust and each Portfolio earned the following compensation in their capacities as Trustees from the Trust and each Portfolio. For the year ended December 31, 2001, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

      Souce of               Jessica M.   Hon. Edward      Donald R.      Samuel L.      Norton H.      Lynn A.       Jack L.
    Compensation             Bibliowicz    K.Y. Chen        Dwight          Hayes         Reamer        Stout         Treynor
    ------------             ----------   -----------      ---------      ---------      ---------      -------       -------
       Trust(2)                $  2,645     $    --        $  2,189       $  2,470       $  2,179      $  2,414      $  2,538
Information Age Portfolio            --       5,000           2,225(3)       2,406          2,184         2,284(4)      2,293
Health Sciences Portfolio         5,831          --           5,333          5,933   1      5,277         5,707         5,893
Trust and Fund Complex          160,000      27,429         162,500(5)     170,000        160,000       160,000(6)    170,000

(1) As of January 1, 2003, the Eaton Vance fund complex consists of 191 registered investment companies or series thereof.
(2)  The Trust consisted of 10 Funds as of August 31, 2002.
(3)  Includes $1,229 of deferred compensation.
(4)  Includes $342 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on May 25, 1989 (prior to that date it was a Maryland corporation organized on October 15, 1963), and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation which was organized on October 15, 1963. Each Fund established three classes of shares on September 1, 1997 - Class A shares (formerly EV Traditional Information Age Fund and EV Traditional Worldwide Health Sciences Fund), Class B shares (formerly EV Marathon Information Age Fund and EV Marathon Worldwide Health Sciences Fund) and Class C shares (formerly EV Classic Information Age Fund) (Class C shares for Health Sciences Fund were established January 1, 1998). Information herein prior to September 1, 1997 is for the Fund before it became a multiple-class fund.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Information Age Portfolio and Health Sciences Portfolio were organized as trusts under the laws of the state of New York on June 1, 1995 and March 26, 1996, respectively and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The Information Age Portfolio has engaged BMR and Lloyd George as its investment advisers and Health Sciences Portfolio has engaged OrbiMed as its investment adviser. As investment advisers to the Portfolios, each adviser manages a Portfolio's investments and provides related office facilities and personnel, subject to the supervision of the Board of Trustees of each Portfolio. The investment advisers are also responsible for effecting all security transactions on behalf of the Portfolios, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions.

Under the investment advisory agreement with the Information Age Portfolio, BMR and Lloyd George are entitled to receive a monthly advisory fee (divided equally) computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

Category    Average Daily Net Assets for the Month     Annual Fee Rate
--------    --------------------------------------     ---------------
   1        less than $500 million                         0.75%
   2        $500 million but less than $1 billion          0.70%
   3        $1 billion but less than $1.5 billion          0.65%
   4        $1.5 billion but less than $2 billion          0.60%
   5        $2 billion but less than $3 billion            0.55%
   6        $3 billion and over                            0.50%

For a description of the compensation that Health Sciences Portfolio pays OrbiMed, see the prospectus.

The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended August 31, 2002.

                                    Advisory Fee Paid for Fiscal Years Ended
                                    ----------------------------------------
                    Net assets at
   Portfolio           8/31/02        8/31/02        8/31/01        8/31/00
   ---------        -------------     -------        -------        -------
Information Age    $  109,556,944   $ 1,308,505    $ 2,002,068    $1,836,584
Health Sciences     1,687,538,024    15,378,652     10,574,954     3,291,038

The performance fee adjustment to the advisory fee of Health Sciences Portfolio is as follows: After 12 months, the basic advisory fee is subject to upward or downward adjustment depending upon whether, and to what extent, the investment performance of the Health Sciences Portfolio differs by at least one percentage point from the record of the Standard & Poor's Index of 500 Common Stocks over the same period. Each percentage point difference is multiplied by a performance adjustment rate of 0.025%. The maximum adjustment plus/minus is 0.25%. One twelfth (1/12) of this adjustment is applied each month to the average daily net assets of the Portfolio over the entire performance period. This adjustment shall be based on a rolling period of up to and including the most recent 36 months. Portfolio performance shall be total return as computed under Rule 482 under the Securities Act of 1933.

Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Lloyd  George and  Messrs.  Lloyd  George  and Edward  K.Y.  Chen  (Trustees  of
Information Age Portfolio) are not residents of the United States and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of Lloyd George and such individuals under the federal securities laws of the United States. The Information Age Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which Lloyd George and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Information About Lloyd George. The investment adviser is a subsidiary of LGM. LGM is ultimately controlled by the Hon. Robert Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the investment adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM. The directors of the investment adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert Lloyd George is Chairman and Chief Executive Officer of the investment adviser and Mr. Kerr is Chief Operating Officer of the investment adviser. The business address of the first five individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

Information About Orbimed. OrbiMed is a limited liability company whose managing member is Samuel D. Isaly. The officers of the investment adviser are Samuel D. Isaly, President and Sven H. Borho, Treasurer. The business address of the above individuals is 767 3rd Avenue, New York, NY 10017.

Administrative Services. Under Eaton Vance's management contract with each Fund and its administration agreement with each Portfolio, Eaton Vance receives a monthly management fee from the Funds and a monthly administration fee from the Portfolios. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of a Fund or a Portfolio throughout the month in each Category as indicated below:

Category    Average Daily Net Assets for the Month     Annual Fee Rate
--------    --------------------------------------     ---------------
   1        less than $500 million                        0.25000%
   2        $500 million but less than $1 billion         0.23333%
   3        $1 billion but less than $1.5 billion         0.21667%
   4        $1.5 billion but less than $2 billion         0.20000%
   5        $2 billion but less than $3 billion           0.18333%
   6        $3 billion and over                           0.16667%

As of August 31, 2002, the Information Age Fund had net assets of $109,227,429. For the three fiscal years ended August 31, 2002, Eaton Vance earned management fees of $362,246, $522,075 and $467,877, respectively, equivalent to 0.25% of the Fund's average daily net assets for each year.

As of August 31, 2002, the Health Sciences Fund had net assets of $1,687,896,639. For the three fiscal years ended August 31, 2002, Eaton Vance earned management fees of $4,262,293, $3,087,566 and $1,028,765, respectively, equivalent to 0.23%, 0.23% and 0.25%, respectively, of the Fund's average daily net assets for each year.

As of August 31, 2002, the Information Age Portfolio and Health Sciences Portfolio had net assets of $109,556,944 and $1,687,538,024, respectively. For the three fiscal years ended August 31, 2002, Eaton Vance earned administration fees of $435,900, $666,672 and $614,327, respectively, from Information Age Portfolio, and $4,347,245, $3,143,282 and $1,038,960, respectively, from Health Sciences Portfolio, equivalent to 0.25% of Information Age Portfolio's average daily net assets for each year and 0.23%, 0.23% and 0.25%, respectively, of Health Sciences Portfolio's average daily net assets for each year.

Eaton Vance's management contract with each Fund and Administration Agreement with each Portfolio each continue in effect from year to year so long as such continuance is approved at least annually (i) by the Trustees of the Trust or the Portfolio as the case may be and (ii) by the vote of a majority of those Trustees of the Trust or the Portfolio who are not interested persons of the Trust, Portfolio or of the Administrator. Each Agreement may be terminated at any time without penalty on sixty day's written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance shall receive an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the period ended August 31, 2002, Eaton Vance was paid $2,577 and $33,839 by the transfer agent for sub-transfer agency services performed on behalf of Information Age Fund and Health Sciences Fund, respectively.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of

BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of each investment adviser and Eaton Vance may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with each investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B, Class C and Class D shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B, Class C and Class D shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by IBT (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B, Class C and Class D Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from its corresponding Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases At Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

The CDSC applicable to Class B and Class D shares will be waived in connection with minimum required distributions from tax-sheltered retirement plans by applying the rate required to be withdrawn under the applicable rules and regulations of the Internal Revenue Service to the balance of Class B and Class D shares in your account. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class D shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class D shares which the shareholder elects to reinvest in Class D shares will be considered to be held in a separate sub-account. Upon the conversion of Class D shares not acquired through the reinvestment of distributions, a pro rata portion of the Class D shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class D shares being converted bears to the total of Class D shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B or Class D shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B or Class D shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plans

The Trust has in effect a compensation-type Distribution Plan (a "Class A Plan") for each Fund's Class A shares pursuant to Rule 12b-1under the 1940 Act. The Class A Plan for Information Age Fund provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to the aggregate of (a) 0.50% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for less than one year and (b) 0.25% of that portion of Class A average daily net assets for any fiscal year which is attributable to its shares which have remained outstanding for more than one year. Aggregate payments to the principal underwriter under a Class A Plan are limited to those permitted by a rule of the NASD.

The Class A Plan for Information Age Fund also provides that each Class A will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of its average daily net asssets for any fiscal year which is attributable to Class A shares which have remained outstanding for more than one year; from such service fee the principal underwriter expects to pay a service fee to investment dealers, as compensation for providing personal services and/or the maintenece of shareholder accounts, with respect to shares sold by such dealers which have remained outstanding for more than one year. Service fees are paid quarterly in arrears. The Class A Plan for Health Sciences Fund provides for the payment of a monthly distribution fee to the principal underwriter in an amount equal to 0.25% of Class A average daily net assets. The principal underwriter intends to use at least part of such fees from the Health Sciences Fund to compensate investment dealers, including OrbiMed, for personal service rendered to Health Sciences Fund shareholders and/or the maintenance of shareholder accounts. For the distribution and service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a  compensation-type  Distribution Plan (the "Class
B, Class C and Class D Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B, Class C and Class D shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing (i) sales commissions equal to 5% (in the case of Class B and Class D) and 6.25% (in the case of Class C) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and Class D shares and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares and 1.5% on Class D shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B, Class C and Class D Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B, Class C and Class D shares. Because payments to the principal underwriter under the Class B, Class C and Class D Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B, Appendix C and Appendix D.

The Class B, Class C and Class D Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B and Class D, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and
(b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B, Appendix C and Appendix D.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997 for Class A, Class B and Class C shares and December 11, 2000 for Class D shares. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

The Trust (or Principal Underwriter) may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of: foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.

Present and prospective investors may be provided with information on investing in equity securities, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .  cost associated with aging parents;

  .  funding a college education (including its actual and estimated cost);

  .  health care expenses (including actual and projected expenses);

  .  long-term  disabilities   (including  the  availability  of,  and  coverage
     provided by, disability insurance); and

  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

Information used in advertisements for Health Sciences Fund may include information about medical, pharmaceutical and technological developments and innovations, as well as demographical information relating to health care expenditures. Advertisements may also contain historical information on the issuers of health sciences stocks and the performance of such stocks. Information may also be provided about OrbiMed, including descriptions of: if personnel; staffing techniques; evaluation and analysis procedures; and stock selection process.

A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended August 31, 2002.


Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

If more than 50% of a Portfolio's assets at year end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. If the election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code (including a holding period requirement applied at both the Fund and shareholder level), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but no deduction) for such taxes. Individual shareholders subject to the alternative minimum tax ("AMT") may not deduct such taxes for AMT purposes.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR and each Portfolio's investment advisers (each referred to herein as "the investment adviser"). Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and each Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended August 31, 2002, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                 Amount of Transactions          Commissions Paid on
                        Brokerage Commission Paid for             Directed to Firms           Transactions Directed to
                            the Fiscal Year Ended                 Providing Research          Firms Providing Research
                        -----------------------------            ----------------------       -------------------------
   Portfolio         8/31/02        8/31/01        8/31/00              8/31/02                        8/31/02
   ---------         -------        -------        -------              -------                        -------
Information Age    $  784,089     $1,404,743     $1,184,720         $  257,688,747                   $  537,753
Health Sciences     2,686,996      1,099,325        678,136          1,348,397,556                    2,246,863

                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' reports for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual reports accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended August 31, 2002, as previously filed electronically with the SEC:

                        Eaton Vance Information Age Fund
                              Information Portfolio
                      (Accession No. 0000912057-02-039597)
                   Eaton Vance Worldwide Health Sciences Fund
                            Health Sciences Portfolio
                      (Accession No. 0000912057-02-040733)

                                                                      APPENDIX A

                     CLASS A FEES, PERFORMANCE & OWNERSHIP

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) distribution fees paid to the principal underwriter under the Distribution Plan, (5) total service fees paid by each Fund, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                  Distribution                  Service Fees       Repurchase
                                  Sales Charges   Sales Charges   Fee Paid to       Total         Paid to        Transaction Fees
                  Total Sales     to Investment   to Principal     Principal       Service       Investment     Paid to Principal
Fund              Charges Paid       Dealers      Underwriter     Underwriter     Fees Paid       Dealers         Underwriter
----              ------------    -------------   -------------   ------------    ---------     ------------    -----------------
Information Age      $71,969          $63,012         $8,957        $150,259       $75,564        $70,050         $3,487.50
Health Sciences    7,861,050        6,808,082      1,052,968       2,203,849         N/A          769,902         66,102.50

For the fiscal years ended August 31, 2001 and August 31, 2000, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts.

                 August 31, 2001     August 31, 2001     August 31, 2000      August 31, 2000
                   Total Sales      Sales Charges to       Total Sales       Sales Charges to
Fund              Charges Paid    Principal Underwriter   Charges Paid     Principal Underwriter
----             ---------------  ---------------------  ---------------   ---------------------
Information Age    $  298,222          $  255,478          $  951,653            $128,191
Health Sciences     9,379,924           8,120,010           4,166,138             546,349

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. For
Information Age Fund, total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class A. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

     Information Age Fund                              Length of Period Ended August 31, 2002

                                                                                      Life
Average Annual Total Return:                           One Year*      Five Years     of Fund
----------------------------                           ---------      ----------     -------
Before Taxes and Excluding Maximum Sales Charge        -18.33%           4.22%         7.43%
Before Taxes and Including Maximum Sales Charge        -23.01%           2.99%         6.52%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -18.33%           2.66%         5.71%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -23.01%           1.45%         4.82%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -11.25%           3.22%         5.73%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -14.13%           2.22%         4.96%
Predecessor Fund commenced operations September 18, 1995.

     Health Sciences Fund                              Length of Period Ended August 31, 2002

Average Annual Total Return:                           One Year       Five Years     Ten Years
----------------------------                           --------       ----------     ---------
Before Taxes and Excluding Maximum Sales Charge        -21.87%          13.63%        17.53%
Before Taxes and Including Maximum Sales Charge        -26.38%          12.30%        16.84%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -22.63%          12.66%        15.12%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -27.10%          11.33%        14.45%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -12.55%          11.31%        13.91%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -15.37%          10.16%        13.28%

Control Persons and Principal Holders of Securities. At December 2, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Information Age Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL                8.4%
                        Eaton Vance Master Trust for Retirement Plans -
                          Eaton Vance Management Profit Sharing Plan            Glastonbury, CT                 7.2%
                        Charles Schwab & Co. Inc.                               San Francisco, CA               6.5%
                        Eaton Vance Master Trust for Retirement Plans -
                          Eaton Vance Management Savings Plan                   Glastonbury, CT                 6.0%
Health Sciences Fund    Charles Schwab & Co. Inc.                               San Francisco, CA              12.6%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL                9.8%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                     CLASS B FEES, PERFORMANCE & OWNERSHIP

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                Commission Paid                                    Uncovered
                 by Principal     Distribution                    Distribution                Service Fees       Repurchase
                Underwriter to    Fee Paid to     CDSC Paid to   Charges (as a                  Paid to        Transaction Fees
                  Investment       Principal       Principal      % of Class       Service     Investment     Paid to Principal
Fund               Dealers        Underwriter     Underwriter     Net Assets)       Fees         Dealers         Underwriter
----            ---------------   ------------    ------------   -------------    ---------   ------------     -----------------
Information Age    $118,846        $561,190         $770,000    $2,812,000(5.0%)   $202,043     $179,243         $4,790.00
Health Sciences  10,097,704       5,079,040        3,779,000    30,095,000(5.1%)  1,688,318      892,355         29,787.50

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. For Health Sciences Fund, total return prior to September 1, 1997 reflects the total return of a predecessor to Class B. Total return prior to September 23, 1996 reflects the total return of Class A, adjusted to reflect the Class B sales charge. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

     Information Age Fund                              Length of Period Ended August 31, 2002

                                                                                      Life
Average Annual Total Return:                           One Year       Five Years     of Fund
----------------------------                           --------       ----------     -------
Before Taxes and Excluding Maximum Sales Charge        -18.98%           3.72%         7.00%
Before Taxes and Including Maximum Sales Charge        -23.03%           3.40%         7.00%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -18.98%           2.21%         5.48%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -23.03%           1.88%         5.48%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -11.65%           2.84%         5.47%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -14.14%           2.58%         5.47%

     Health Sciences Fund                              Length of Period Ended August 31, 2002

Average Annual Total Return:                           One Year       Five Years     Ten Years
----------------------------                           --------       ----------     ---------
Before Taxes and Excluding Maximum Sales Charge        -22.43%          12.84%        17.11%
Before Taxes and Including Maximum Sales Charge        -26.14%          12.60%        17.11%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -23.13%          11.67%        14.67%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -26.83%          11.41%        14.67%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -12.96%          10.61%        13.57%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -15.23%          10.40%        13.57%
Predecessor Fund commenced operations September 23, 1996.

Control Persons and Principal Holders of Securities. At December 2, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Information Age Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL               15.5%
Health Sciences Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL               14.5%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      CLASS C FEES, PERFORMANCE & OWNERSHIP

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                Commission Paid                                    Uncovered
                 by Principal     Distribution                    Distribution                   Service Fees       Repurchase
                Underwriter to    Fee Paid to     CDSC Paid to   Charges (as a                     Paid to        Transaction Fees
                  Investment       Principal       Principal      % of Class          Service     Investment     Paid to Principal
Fund               Dealers        Underwriter     Underwriter     Net Assets)          Fees         Dealers         Underwriter
----            ---------------   ------------    ------------   -------------       ---------   ------------     -----------------
Information Age    $193,657          $37,094         $3,000     $2,601,000(15.2%)     $61,266      $48,076           $1,610.00
Health Sciences   1,319,960        1,356,342        227,000     30,560,000(9.8%)      816,988      327,135           16,442.50

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. For
Information Age Fund, total return for the period prior to September 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to November 22, 1995 reflects the total return of Class B adjusted to reflect the Class C sales charge. Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. For Health Sciences Fund, total return for the period prior to January 5, 1998 reflects the total return of Class A, adjusted to reflect the Class C sales charge. Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidiaries.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

     Information Age Fund                              Length of Period Ended August 31, 2002

                                                                                      Life
Average Annual Total Return:                           One Year       Five Years     of Fund
----------------------------                           --------       ----------     -------
Before Taxes and Excluding Maximum Sales Charge        -18.88%           3.68%         6.83%
Before Taxes and Including Maximum Sales Charge        -19.69%           3.68%         6.83%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -18.88%           2.12%         5.35%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -19.69%           2.12%         5.35%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -11.59%           2.80%         5.36%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -12.09%           2.80%         5.36%
Predecessor Fund commenced operations November 22, 1995.

     Health Sciences Fund                              Length of Period Ended August 31, 2002

Average Annual Total Return:                           One Year       Five Years     Ten Years
----------------------------                           --------       ----------     ---------
Before Taxes and Excluding Maximum Sales Charge        -22.46%          12.97%        17.19%
Before Taxes and Including Maximum Sales Charge        -23.20%          12.97%        17.19%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -23.30%          11.59%        14.58%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -24.03%          11.59%        14.58%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -12.81%          10.71%        13.59%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -13.26%          10.71%        13.59%

Control Persons and Principal Holders of Securities. At December 2, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Information Age Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL               21.8%
Health Sciences Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL               24.5%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX D

                     CLASS D FEES, PERFORMANCE & OWNERSHIP

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended August 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class D shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class D), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                Commission Paid                                    Uncovered
                 by Principal     Distribution                    Distribution                   Service Fees       Repurchase
                Underwriter to    Fee Paid to     CDSC Paid to   Charges (as a                     Paid to        Transaction Fees
                  Investment       Principal       Principal      % of Class          Service     Investment     Paid to Principal
Fund               Dealers        Underwriter     Underwriter     Net Assets)          Fees         Dealers         Underwriter
----            ---------------   ------------    ------------   -------------       ---------   ------------     -----------------
Information Age     $30,045          $5,395          $4,000      $45,000 (5.9%)        $1,666         0               $22.50
Health Sciences     682,438          66,221         105,000      670,000 (6.2%)        18,866         0               630.00

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class of each Fund was first offered reflects the total return of the Fund's Class B shares. The total return of Class B of Health Sciences Fund for the period prior to September 23, 1996 is that of Class A of Health Sciences Fund, adjusted to reflect the Class B sales charge. The total return shown below has not been adjusted to reflect certain expenses (such as distribution and/or service fees). If such adjustments were made, the Class D total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

     Information Age Fund                              Length of Period Ended August 31, 2002
                                                                                      Life
Average Annual Total Return:                           One Year       Five Years     of Fund
----------------------------                           --------       ----------     -------
Before Taxes and Excluding Maximum Sales Charge        -18.99%           3.36%         6.73%
Before Taxes and Including Maximum Sales Charge        -23.04%           3.04%         6.73%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -18.99%           1.85%         5.22%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -23.04%           1.52%         5.22%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -11.66%           2.56%         5.26%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -14.15%           2.30%         5.26%

     Health Sciences Fund                              Length of Period Ended August 31, 2002

Average Annual Total Return:                           One Year       Five Years     Ten Years
----------------------------                           --------       ----------     ---------
Before Taxes and Excluding Maximum Sales Charge        -22.43%          12.87%         17.13%
Before Taxes and Including Maximum Sales Charge        -26.11%          12.62%         17.13%
After Taxes on Distributions and Excluding
   Maximum Sales Charge                                -23.22%          11.67%         14.67%
After Taxes on Distributions and Including
   Maximum Sales Charge                                -26.90%          11.41%         14.67%
After Taxes on Distributions and Redemption and
   Excluding Maximum Sales Charge                      -12.85%          10.64%         13.58%
After Taxes on Distributions and Redemption and
   Including Maximum Sales Charge                      -15.11%          10.42%         13.58%
Predecessor Fund commenced operations September 1, 1997.  Class B commenced operations September 23, 1996.

Control Persons and Principal Holders of Securities. At December 2, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Information Age Fund    NFSC FEBO Olatutu Sholeye, c/o Dr. Aviose Lasaki        Danville, VA                    8.0%
                        NFSC FEBO Chase Manhattan Bank, Custodian IRA           Brooklyn, NY                    6.1%
                          of Isaac Bensoussan


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

(a)(1) Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (2) Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (3) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (4) Amendment and Restatement of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, effective December 10, 2001, filed as Exhibit (a)(5) to
               Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

(b)(1)         By-Laws filed as Exhibit (2)(a) to  Post-Effective  Amendment No.
               59 filed August 16, 1995 and incorporated herein by reference.

   (2)         Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (3) Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed herewith.

(c)            Reference is made to Item 23(a) and 23(b) above.

(d)(1) Investment Advisory Agreement with Boston Management and Research for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein be reference.

   (2) Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, L.L.C. for Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein be reference.

(e)(1) Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (e)(1) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

   (2)         Selling Group Agreement  between Eaton Vance  Distributors,  Inc.
               and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

(f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)(1) Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

   (2)         Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 filed December 28, 1995 and incorporated herein by reference.

   (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

   (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

   (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, File No. 333-32276, 811-05808, Amendment No. 5, filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

(h)(1) Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (2)(a) Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein be reference.

      (b) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein be reference.

   (3)(a)      Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

      (b) Amendment to the Transfer Agency Agreement dated October 18, 1999 filed as Exhibit (h)(2)(b) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000723) filed December 20, 1999 and incorporated herein by reference.

      (c)(i) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(2)(b) to Post-effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-0004620) and incorporated herein by reference.

          (ii) Amended Schedule A dated August 31, 2002 to Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (h)(3)(b)(ii) to Post-Effective Amendment No. 84 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed September 13, 2002 (Accession No. 0000940394-02-020563) and
               incorporated herein by reference.

   (4) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) ) filed July 24, 2002 (Accession No. 0000940394-02-0004620) and incorporated herein by reference.

(i)(1) Opinion of Internal Counsel dated December 10, 2001 filed as Exhibit (i) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

   (2)         Consent of Counsel dated December 23, 2002 filed herewith.

(j)(1) Consent of Independent Auditors for Eaton Vance Asian Small Companies Fund filed herewith.

   (2) Consent of Independent Auditors for Eaton Vance Greater China Growth Fund filed herewith.

   (3) Consent of Independent Accountants for Eaton Vance Growth Fund filed herewith.

   (4) Consent of Independent Accountants for Eaton Vance Information Age Fund filed herewith.

   (5) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences Fund filed herewith.

(m)(1)(a) Eaton Vance Growth Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

      (b) Schedule A-1 to Class A Service Plan effective December 10, 2001 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

   (2) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.

   (3) Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (4) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

   (5) Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedules A filed as Exhibit
               (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001 and incorporated herein by reference.

   (6) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit
               (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

(o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated December 10, 2001 filed as Exhibit (o) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed December 14, 2001 (Accession No. 0000940394-01-500553) and incorporated herein by reference.

   (2) Amended Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 64 of Eaton Vance Special Investment Trust (File Nos. 2-27962 and
               811-1545) filed August 23, 2002 (Accession No. 0000940394-02-000512) and incorporated herein by reference.

(p)(1)         Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121 and 811-4443) filed July 24, 2002 (Accession No. 0000940394-02-000462) and incorporated herein by reference.

   (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 and incorporated herein by reference.

   (3) Amended and Restated Code of Ethics adopted by OrbiMed Advisors Inc. effective January 1, 2001 filed as Exhibit (p)(3) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

   (4) Code of Ethics adopted by Atlanta Capital Management Company, L.L.C. effective December 26, 2000 filed as Exhibit (p)(2) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed December 14, 2001
               (Accession No. 0000940394-01-500553) and incorporated herein by reference.

(q)(1)(a) Power of Attorney for Eaton Vance Growth Trust dated November 5, 2001 filed as Exhibit (q)(1) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

      (b) Power of Attorney for Eaton Vance Growth Trust dated December 4, 2002 filed herewith.

   (2)(a) Power of Attorney for Growth Portfolio and Worldwide Health Sciences Portfolio dated November 5, 2001 filed as Exhibit (q)(2) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

      (b) Power of Attorney for Growth Portfolio dated December 4, 2002 filed herewith.

      (c) Power of Attorney for Worldwide Health Sciences Portfolio dated December 4, 2002 filed herewith.

   (3)(a) Power of Attorney for Information Age Portfolio dated November 5, 2001 filed as Exhibit (q)(3) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

      (b) Power of Attorney for Information Age Portfolio dated December 4, 2002 filed herewith.

   (4)(a)      Power of  Attorney  for Asian  Small  Companies  Portfolio  dated
               November 5, 2001 filed as Exhibit (q)(4) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

      (b) Power of Attorney for Asian Small Companies Portfolio dated December 4, 2002 filed herewith.

   (5)(a)      Power of  Attorney  for  Greater  China  Growth  Portfolio  dated
               November 5, 2001 filed as Exhibit (q)(5) to Post-Effective Amendment No. 77 filed December 20, 2001 and incorporated herein by reference.

      (b) Power of Attorney for Greater China Growth Portfolio dated December 4, 2002 filed herewith.

   (6)(a) Power of Attorney for Large-Cap Growth Portfolio and Small-Cap Portfolio dated December 10, 2001 filed as Exhibit (q)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

      (b) Power of Attorney for Large-Cap Growth Portfolio and Small-Cap Portfolio dated December 4, 2002 filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930), BMR (File No. 801- 43127), Lloyd George (Bermuda) (File No. 801-40889), Lloyd George (Hong Kong) (File No. 801-40890) and Orbimed (File No. 801-34429) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund
Eaton Vance Growth Trust
Eaton Vance Income Fund of Boston
Eaton Vance Institutional Senior Floating-Rate Fund
Eaton Vance Investment Trust
Eaton Vance Municipals Trust
Eaton Vance Municipals Trust II
Eaton Vance Mutual Funds Trust
Eaton Vance Prime Rate Reserves
Eaton Vance Special Investment Trust
EV Classic Senior Floating-Rate Fund
Eaton Vance Variable Trust

     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices         Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------          ---------------

      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner      Vice President, Secretary and Clerk        Secretary
  Robert Ellerbeck               Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
     Kara Lawler                 Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
     Tim McEwen                  Vice President                     None
   Shannon McHugh                Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None

                                      C-6

   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
 George D. Owen, II              Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
  Enrique M. Pineda              Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
   Frances Rogell                Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
   David M. Thill                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
    Glenn Vivian                 Vice President                     None
     Chris Volf                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None

------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management, Boston Management and Research, Lloyd George Investment Management (Bermuda) Limited and OrbiMed Advisors LLC (formerly OrbiMed Advisors Inc.).

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on December 20, 2002.

                                        EATON VANCE GROWTH TRUST


                                        By: /s/  THOMAS E. FAUST JR.
                                            ------------------------------------
                                            Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in their capacities indicated on December 20, 2002.


       SIGNATURE                                        TITLE
       ---------                                        -----

/s/ Thomas E. Faust Jr.                    President (Chief Executive Officer)
-----------------------------
Thomas E. Faust Jr.

/s/ James L. O'Connor                       Treasurer (Principal Financial
-----------------------------                  and Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*                                 Trustee
-----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*                                      Trustee
-----------------------------
Donald R. Dwight

/s/ James B. Hawkes                                    Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                                  Trustee
-----------------------------
Samuel L. Hayes

Norton H. Reamer*                                      Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                         Trustee
-----------------------------
Lynn A. Stout

Jack L. Treynor*                                       Trustee
-----------------------------
Jack L. Treynor

*By:  /s/  James B. Hawkes
     ------------------------------------
     James B. Hawkes (As attorney-in-fact)

                                   SIGNATURES

     Asian Small Companies Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2002.

                                ASIAN SMALL COMPANIES PORTFOLIO


                                By:  HON. ROBERT LLOYD GEORGE*
                                     -----------------------------------
                                     Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2002.


       SIGNATURE                                        TITLE
       ---------                                        -----

Hon. Robert Lloyd George*                  President (Chief Executive Officer)
-----------------------------
Hon. Robert Lloyd George

/s/ William J. Austin, Jr.                  Treasurer (Principal Financial
-----------------------------                  and Accounting Officer)
William J. Austin, Jr.

Edward K.Y. Chen*                                      Trustee
-----------------------------
Edward K.Y. Chen

Donald R. Dwight*                                      Trustee
-----------------------------
Donald R. Dwight

/s/ James B. Hawkes                                    Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                                  Trustee
-----------------------------
Samuel L. Hayes

Norton H. Reamer*                                      Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                         Trustee
-----------------------------
Lynn A. Stout

Jack L. Treynor*                                       Trustee
-----------------------------
Jack L. Treynor

*By:  /s/  James B. Hawkes
     ------------------------------------
     James B. Hawkes (As attorney-in-fact)

                                   SIGNATURES

     Greater China Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2002.

                                        GREATER CHINA GROWTH PORTFOLIO


                                        By:  HON. ROBERT LLOYD GEORGE*
                                        ---------------------------------------
                                        Hon. Robert Lloyd George, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2002.


       SIGNATURE                                        TITLE
       ---------                                        -----

Hon. Robert Lloyd George*                 President (Chief Executive Officer)
-----------------------------
Hon. Robert Lloyd George

/s/ William J. Austin, Jr.                  Treasurer (Principal Financial
-----------------------------                  and Accounting Officer)
William J. Austin, Jr.

Edward K.Y. Chen*                                      Trustee
-----------------------------
Edward K.Y. Chen

Donald R. Dwight*                                      Trustee
-----------------------------
Donald R. Dwight

/s/ James B. Hawkes                                    Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*                                  Trustee
-----------------------------
Samuel L. Hayes

Norton H. Reamer*                                      Trustee
-----------------------------
Norton H. Reamer

*By:  /s/  James B. Hawkes
     ------------------------------------
     James B. Hawkes (As attorney-in-fact)

                                   SIGNATURES

     Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2002.

                                        GROWTH PORTFOLIO



                                        By:  /s/ DUNCAN W. RICHARDSON
                                        ----------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2002.


       SIGNATURE                                        TITLE
       ---------                                        -----

/s/ Duncan W. Richardson                  President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.                  Treasurer (Principal Financial
-----------------------------                  and Accounting Officer)
William J. Austin, Jr.

Jessica M. Bibliowicz*                                 Trustee
-----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*                                      Trustee
-----------------------------
Donald R. Dwight

Samuel L. Hayes, III*                                  Trustee
-----------------------------
Samuel L. Hayes

/s/ James B. Hawkes                                    Trustee
-----------------------------
James B. Hawkes

Norton H. Reamer*                                      Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                         Trustee
-----------------------------
Lynn A. Stout

Jack L. Treynor*                                       Trustee
-----------------------------
Jack L. Treynor

*By:  /s/  James B. Hawkes
     ------------------------------------
     James B. Hawkes (As attorney-in-fact)

                                   SIGNATURES

     Information Age Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2002.

                                        INFORMATION AGE PORTFOLIO

                                        By:  /s/ DUNCAN W. RICHARDSON
                                        ----------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2002.

       SIGNATURE                                        TITLE
       ---------                                        -----

/s/ Duncan W. Richardson                  President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.                  Treasurer (Principal Financial
-----------------------------                  and Accounting Officer)
William J. Austin, Jr.

Edward K.Y. Chen*                                      Trustee
-----------------------------
Edward K.Y. Chen

Donald R. Dwight*                                      Trustee
-----------------------------
Donald R. Dwight

Hon. Robert Lloyd George*                              Trustee
-----------------------------
Hon. Robert Lloyd George

Samuel L. Hayes, III*                                  Trustee
-----------------------------
Samuel L. Hayes

/s/ James B. Hawkes                                    Trustee
-----------------------------
James B. Hawkes

Norton H. Reamer*                                      Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                         Trustee
-----------------------------
Lynn A. Stout

Jack L. Treynor*                                       Trustee
-----------------------------
Jack L. Treynor

*By:  /s/  James B. Hawkes
     ------------------------------------
     James B. Hawkes (As attorney-in-fact)

                                   SIGNATURES

     Worldwide Health Sciences Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No.
2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on December 20, 2002.

                                        WORLDWIDE HEALTH SCIENCES PORTFOLIO



                                        By:  SAMUEL D. ISALY*
                                        ----------------------------------------
                                        Samuel D. Isaly, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in their capacities on December 20, 2002.


       SIGNATURE                                        TITLE
       ---------                                        -----

Samuel D. Islay*                          President (Chief Executive Officer)
-----------------------------
Samuel D. Islay

/s/ Barbara E. Campbell                     Treasurer (Principal Financial
-----------------------------                  and Accounting Officer)
Barbara E. Campbell

Jessica M. Bibliowicz*                                 Trustee
-----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*                                      Trustee
-----------------------------
Donald R. Dwight

Samuel L. Hayes, III*                                  Trustee
-----------------------------
Samuel L. Hayes

/s/ James B. Hawkes                                    Trustee
-----------------------------
James B. Hawkes

Norton H. Reamer*                                      Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                                         Trustee
-----------------------------
Lynn A. Stout

Jack L. Treynor*                                       Trustee
-----------------------------
Jack L. Treynor

*By:  /s/  James B. Hawkes
     ------------------------------------
     James B. Hawkes (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

     (b)(3)    Amendment to By-Laws dated June 18, 2002

     (i)(2)    Consent of Internal Counsel to Opinion

     (j)(1) Consent of Independent Auditors for Eaton Vance Asian Small Companies Fund

        (2) Consent of Independent Auditors for Eaton Vance Greater China Growth Fund

        (3)    Consent of Independent Accountants for Eaton Vance Growth Fund

        (4) Consent of Independent Accountants for Eaton Vance Information Age Fund

        (5) Consent of Independent Accountants for Eaton Vance Worldwide Health Sciences Fund

     (q)(1)(b) Power of Attorney for Eaton Vance Growth Trust dated December 4, 2002

        (2)(b) Power of Attorney for Growth Portfolio dated December 4, 2002

           (c) Power of Attorney for Worldwide Health Sciences Portfolio dated December 4, 2002

        (3)(b) Power of Attorney for Information Age Portfolio dated December 4, 2002

        (4)(b) Power of Attorney for Asian Small Companies Portfolio dated December 4, 2002

        (5)(b) Power of Attorney for Greater China Growth Portfolio dated December 4, 2002

        (6)(b) Power of Attorney for Large-Cap Growth Portfolio and Small-Cap Portfolio dated December 4, 2002